UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Investment Grade Bond Central Fund Fidelity® Investment Grade Bond Central Fund

This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Central Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$40,737,904,368
Number of Holdings	4,577
Portfolio Turnover	188%
What did the Fund invest in?
(as of March 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 60.8
AAA - 9.0
AA - 0.6
A - 8.0
BBB - 18.0
BB - 1.6
B - 0.9
Not Rated - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - (3.0)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.0
Corporate Bonds - 26.0
U.S. Government Agency - Mortgage Securities - 14.8
Asset-Backed Securities - 9.3
CMOs and Other Mortgage Related Securities - 6.6
Foreign Government and Government Agency Obligations - 0.2
Other Investments - 0.1
Municipal Securities - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.0)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.8
Grand Cayman (UK Overseas Ter) - 5.0
Mexico - 0.8
United Kingdom - 0.7
Ireland - 0.6
Bailiwick Of Jersey - 0.6
Germany - 0.5
Belgium - 0.4
France - 0.4
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.9
US Treasury Bonds	11.1
Fannie Mae Mortgage pass-thru certificates	4.8
Freddie Mac Gold Pool	4.0
Ginnie Mae II Pool	4.0
Uniform Mortgage Backed Securities	1.5
JPMorgan Chase & Co	1.5
Morgan Stanley	1.3
Bank of America Corp	1.0
Petroleos Mexicanos	0.8
64.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915552.100    1374-TSRS-0525

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Inflation-Protected Bond Index Central Fund Fidelity® Inflation-Protected Bond Index Central Fund

This semi-annual shareholder report contains information about Fidelity® Inflation-Protected Bond Index Central Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Inflation-Protected Bond Index Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$762,092,947
Number of Holdings	34
Portfolio Turnover	32%
What did the Fund invest in?
(as of March 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	49.5
1 - 1.99%	31.7
2 - 2.99%	14.8
3 - 3.99%	2.9

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	92.2
US Treasury Bonds	6.7
98.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915582.100    2398-TSRS-0525

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Inflation-Protected Bond Index Central Fund

Semi-Annual Report
March 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Inflation-Protected Bond Index Central Fund
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 98.9%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	0.18 to 2.33	9,721,384	9,881,605
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	-1.58 to 2.46	12,803,551	13,130,027
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	-1.18 to 2.24	6,093,034	6,367,856
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-0.09 to 2.28	3,937,340	4,401,699
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	-1.65 to 1.75	6,952,843	7,452,471
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	-1.10 to 1.87	9,275,424	10,193,152
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	-1.03 to 2.23	23,436,031	22,051,246
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.19 to 2.51	26,628,821	24,597,332
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.73 to 2.17	33,760,865	30,561,973
US Treasury Notes Inflation-Indexed 0.125% 10/15/2026	-1.75 to 2.62	26,072,060	25,863,541
US Treasury Notes Inflation-Indexed 0.125% 4/15/2026	-1.93 to 2.67	17,498,873	17,374,585
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	-0.44 to 2.44	28,037,741	27,523,744
US Treasury Notes Inflation-Indexed 0.125% 7/15/2026	-1.79 to 2.41	15,493,848	15,420,849
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	-1.14 to 2.17	28,816,895	26,995,341
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.17 to 2.15	30,926,728	28,403,064
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	-1.29 to 1.95	22,822,396	21,862,010
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	-1.87 to 2.17	22,906,238	22,668,751
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	-1.53 to 1.87	24,941,680	24,656,165
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	-1.66 to 2.07	22,693,381	22,289,598
US Treasury Notes Inflation-Indexed 0.625% 1/15/2026	-2.07 to 2.22	977,303	976,546
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 2.22	30,832,470	28,788,869
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	-1.63 to 1.83	22,556,985	22,292,241
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	-1.03 to 1.80	16,506,141	16,248,855
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.52	35,491,456	34,008,528
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.33 to 1.97	31,242,860	31,252,010
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.57 to 2.23	30,270,372	29,533,207
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	1.06 to 2.28	31,613,762	32,132,664
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	1.37 to 1.99	33,068,793	33,538,116
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.68 to 2.13	32,491,354	32,440,606
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.60 to 2.25	37,235,704	37,586,371
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.83 to 2.12	23,916,816	24,552,647
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.43 to 2.29	33,732,102	34,732,445
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.25 to 2.43	32,690,653	34,059,024
TOTAL U.S. TREASURY OBLIGATIONS (Cost $747,456,414)			753,837,138

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $5,777,595)	4.32	5,776,440	5,777,595

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $753,234,009)	759,614,733
NET OTHER ASSETS (LIABILITIES) - 0.3%	2,478,214
NET ASSETS - 100.0%	762,092,947

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,675,903	35,959,776	31,858,084	53,584	-	-	5,777,595	5,776,440	0.0%
Total	1,675,903	35,959,776	31,858,084	53,584	-	-	5,777,595

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	753,837,138	-	753,837,138	-

Money Market Funds	5,777,595	5,777,595	-	-
Total Investments in Securities:	759,614,733	5,777,595	753,837,138	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $747,456,414)	$753,837,138
Fidelity Central Funds (cost $5,777,595)	5,777,595

Total Investment in Securities (cost $753,234,009)		$759,614,733
Receivable for investments sold		11,427,628
Receivable for fund shares sold		331,051
Interest receivable		2,604,404
Distributions receivable from Fidelity Central Funds		21,042
Total assets		773,998,858
Liabilities
Payable for investments purchased	$11,675,384
Payable for fund shares redeemed	230,464
Other payables and accrued expenses	63
Total liabilities		11,905,911
Net Assets		$762,092,947
Net Assets consist of:
Paid in capital		$789,140,574
Total accumulated earnings (loss)		(27,047,627)
Net Assets		$762,092,947
Net Asset Value, offering price and redemption price per share ($762,092,947 ÷ 8,391,074 shares)		$90.82
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Interest		$10,981,177
Income from Fidelity Central Funds		53,584
Total income		11,034,761
Expenses
Custodian fees and expenses	$480
Independent trustees' fees and expenses	672
Total expenses		1,152
Net Investment income (loss)		11,033,609
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,422,964)
Total net realized gain (loss)		(1,422,964)
Change in net unrealized appreciation (depreciation) on investment securities		6,846,309
Net gain (loss)		5,423,345
Net increase (decrease) in net assets resulting from operations		$16,456,954
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,033,609	$20,962,579
Net realized gain (loss)	(1,422,964)	(13,678,773)
Change in net unrealized appreciation (depreciation)	6,846,309	33,657,042
Net increase (decrease) in net assets resulting from operations	16,456,954	40,940,848
Distributions to shareholders	(13,220,002)	(26,643,897)

Affiliated share transactions
Proceeds from sales of shares	345,607,190	215,028,822
Reinvestment of distributions	13,220,002	26,643,897
Cost of shares redeemed	(42,428,005)	(237,216,801)

Net increase (decrease) in net assets resulting from share transactions	316,399,187	4,455,918
Total increase (decrease) in net assets	319,636,139	18,752,869

Net Assets
Beginning of period	442,456,808	423,703,939
End of period	$762,092,947	$442,456,808

Other Information
Shares
Sold	3,869,968	2,417,895
Issued in reinvestment of distributions	149,110	302,854
Redeemed	(475,847)	(2,687,702)
Net increase (decrease)	3,543,231	33,047

Financial Highlights
Fidelity® Inflation-Protected Bond Index Central Fund

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$91.27	$88.00	$96.61	$113.48	$108.93	$102.91
Income from Investment Operations
Net investment income (loss) A,B	1.738	3.663	3.381	7.596	5.098	1.359
Net realized and unrealized gain (loss)	.209	4.042	(1.285)	(15.349)	1.090	6.303
Total from investment operations	1.947	7.705	2.096	(7.753)	6.188	7.662
Distributions from net investment income	(2.397)	(4.435)	(8.189)	(7.113)	(.222)	(.389)
Distributions from net realized gain	-	-	(2.517)	(2.004)	(1.416)	(1.253)
Total distributions	(2.397)	(4.435)	(10.706)	(9.117)	(1.638)	(1.642)
Net asset value, end of period	$90.82	$91.27	$88.00	$96.61	$113.48	$108.93
Total Return C,D	2.21%	9.01%	2.15%	(7.47)%	5.74%	7.55%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	3.94% H	4.13%	3.71%	7.12%	4.60%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$762,093	$442,457	$423,704	$614,245	$1,177,340	$1,596,245
Portfolio turnover rate I	32 % H	63%	33%	33%	24%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2025

1. Organization.
Fidelity Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,109,433
Gross unrealized depreciation	(4,593,443)
Net unrealized appreciation (depreciation)	$5,515,990
Tax cost	$754,098,743

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(6,359,926)
Long-term	(31,532,936)
Total capital loss carryforward	$(37,892,862)

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.938136.113
IPB-SANN-0525
Fidelity® Investment Grade Bond Central Fund

Semi-Annual Report
March 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Investment Grade Bond Central Fund
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 9.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/19/2037 (b)(c)(d)	55,620,000	55,695,309
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6432% 10/20/2037 (b)(c)(d)	32,753,000	32,735,117
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.8403% 4/23/2037 (b)(c)(d)	60,600,000	60,391,961
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 7/18/2037 (b)(c)(d)	51,421,000	51,393,387
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8032% 7/20/2037 (b)(c)(d)	24,935,000	24,958,364
TOTAL BAILIWICK OF JERSEY		225,174,138
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (c)	6,923,899	7,021,009
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (c)	10,236,197	10,345,620
TOTAL CANADA		17,366,629
GRAND CAYMAN (UK OVERSEAS TER) - 5.0%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6429% 7/17/2037 (b)(c)(d)	18,929,000	18,909,484
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5448% 4/20/2034 (b)(c)(d)	46,919,000	46,907,693
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8076% 4/16/2037 (b)(c)(d)	35,255,000	35,302,735
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 7/20/2034 (b)(c)(d)	21,007,000	21,014,668
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2032 (b)(c)(d)	33,965,896	33,956,148
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.672% 10/15/2037 (b)(c)(d)	19,036,000	19,042,053
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.632% 1/15/2035 (b)(c)(d)	37,068,000	37,030,932
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 0% 4/15/2038 (b)(c)(d)	28,873,000	28,860,123
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.6336% 4/15/2034 (b)(c)(d)	29,947,000	29,896,240
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.562% 1/15/2038 (b)(c)(d)	17,946,000	17,906,985
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0432% 1/20/2037 (b)(c)(d)	42,652,000	42,799,704
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6632% 10/20/2037 (b)(c)(d)	28,775,000	28,798,970
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.6029% 1/17/2035 (b)(c)(d)	38,048,000	38,052,490
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6032% 1/20/2038 (b)(c)(d)	22,613,000	22,616,460
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7101% 7/25/2037 (b)(c)(d)	38,098,000	38,170,120
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.4566% 1/25/2038 (b)(c)(d)	26,883,000	26,814,153
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.1432% 7/20/2036 (b)(c)(d)	25,314,000	25,367,185
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/20/2037 (b)(c)(d)	21,787,000	21,820,291
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6048% 4/20/2034 (b)(c)(d)	27,644,000	27,576,770
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 1% 4/18/2035 (b)(c)(d)	33,197,000	32,821,310
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7248% 10/20/2034 (b)(c)(d)	27,352,000	27,359,467
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5901% 4/20/2035 (b)(c)(d)	19,817,000	19,790,188
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.8232% 4/18/2037 (b)(c)(d)	31,605,000	31,648,078
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.682% 7/15/2037 (b)(c)(d)	30,259,000	30,258,153
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7135% 2/20/2035 (b)(c)(d)	14,569,000	14,564,469
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.8329% 4/17/2037 (b)(c)(d)	12,000,000	12,014,736
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 5.8136% 1/15/2034 (b)(c)(d)	6,000,000	5,999,855
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.692% 10/15/2037 (b)(c)(d)	29,715,000	29,729,858
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.682% 10/15/2037 (b)(c)(d)	32,919,000	32,967,226
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 1.16% 4/15/2038 (b)(c)(d)(e)	28,802,000	28,802,000
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.7019% 5/20/2036 (b)(c)(d)	55,130,000	55,142,349
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/19/2037 (b)(c)(d)	32,703,000	32,735,703
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6646% 11/16/2034 (b)(c)(d)	16,108,836	16,108,836
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (c)	6,410,201	6,153,779
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6817% 10/22/2034 (b)(c)(d)	19,246,000	19,259,357
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.852% 4/15/2037 (b)(c)(d)	28,432,000	28,444,766
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.632% 4/15/2035 (b)(c)(d)	38,783,000	38,783,155
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, 0% 4/15/2038 (c)(d)(e)	20,845,000	20,835,766
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 4/19/2034 (b)(c)(d)	30,470,000	30,482,858
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.6517% 1/22/2035 (b)(c)(d)	27,201,000	27,207,719
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.8101% 4/25/2037 (b)(c)(d)	36,634,000	36,699,392
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)	27,800,000	27,688,578
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 10/20/2034 (b)(c)(d)	6,442,000	6,444,937
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.0901% 4/22/2036 (b)(c)(d)	17,468,000	17,474,288
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.1433% 10/25/2037 (b)(c)(d)	32,900,000	32,902,369
Magnetite Clo Ltd Series 2025-45A, CME Term SOFR 3 month Index + 1.15%, 1.15% 4/15/2038 (b)(c)(d)(e)	20,150,000	20,132,067
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	18,369,000	18,382,777
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.5748% 4/20/2034 (b)(c)(d)	25,147,000	25,153,915
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.6917% 1/25/2035 (b)(c)(d)	23,616,000	23,626,462
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.652% 7/15/2037 (b)(c)(d)	28,521,000	28,537,257
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	27,555,000	27,409,923
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.542% 1/15/2038 (b)(c)(d)	29,993,000	29,960,338
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.6248% 10/20/2030 (b)(c)(d)	15,043,724	15,048,087
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 0% 4/15/2038 (b)(c)(d)(e)	34,398,000	34,260,718
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6932% 7/18/2038 (b)(c)(d)	28,786,000	28,802,408
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5801% 1/22/2038 (b)(c)(d)	33,564,000	33,544,801
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 1.23% 4/20/2038 (b)(c)(d)	18,959,000	18,950,487
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6232% 10/20/2037 (b)(c)(d)	26,023,000	25,954,820
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/20/2037 (b)(c)(d)	41,264,000	41,304,274
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9432% 4/20/2037 (b)(c)(d)	2,187,000	2,193,283
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.4619% 2/20/2038 (b)(c)(d)	23,077,000	22,973,154
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	11,276,000	11,251,000
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	17,557,000	17,493,567
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 0.8% 2/15/2033 (b)(c)(d)	33,253,000	33,180,242
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6848% 10/20/2034 (b)(c)(d)	26,956,000	26,967,483
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (c)	15,977,735	15,419,153
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6748% 4/20/2034 (b)(c)(d)	35,857,000	35,858,076
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.652% 10/15/2039 (b)(c)(d)	14,403,000	14,402,999
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.642% 1/15/2037 (b)(c)(d)	38,243,000	38,247,513
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6103% 4/23/2035 (b)(c)(d)	34,566,000	34,521,202
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)	25,363,000	25,390,925
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6348% 4/20/2033 (b)(c)(d)	25,580,106	25,554,398
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (c)(d)	15,617,783	15,444,425
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (c)	17,403,808	16,847,060
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1177% 4/6/2042 (b)(c)(d)	3,641,000	2,723,496
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.0932% 1/20/2037 (b)(c)(d)	32,560,000	32,677,932
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)	24,125,000	24,101,044
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	10,748,000	10,753,233
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2,000,230,915
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (c)	14,674,002	14,732,854
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/18/2037 (b)(c)(d)	24,647,000	24,680,618
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.4911% 4/20/2038 (b)(c)(d)	25,047,000	24,821,452
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8001% 7/27/2037 (b)(c)(d)	32,417,000	32,470,683
TOTAL MULTI-NATIONAL		81,972,753
UNITED STATES - 3.5%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (c)	21,429,795	21,873,163
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (c)	19,586,537	19,946,741
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (c)	18,218,331	18,354,929
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (c)	3,052,384	2,762,424
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (c)	383,715	372,239
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (c)	10,755,858	10,326,020
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (c)	4,664,187	2,823,072
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (c)	14,050,227	13,260,740
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (c)	35,853,038	32,938,627
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (c)	19,620,791	19,644,654
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (c)	3,190,728	3,192,746
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (c)	20,700,000	20,833,625
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (c)	3,390,550	3,395,073
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6401% 7/20/2037 (b)(c)(d)	28,099,438	28,084,602
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	10,259,000	10,280,841
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	18,910,000	19,034,399
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (c)	24,476,617	24,715,105
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (c)	4,217,746	4,049,502
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (c)	692,382	619,700
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (c)	7,718,470	7,768,450
Ari Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (c)	8,630,000	8,610,648
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6936% 1/15/2035 (b)(c)(d)	22,234,000	22,234,778
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (c)	26,293,196	24,233,184
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (c)(f)	11,981,892	11,959,606
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (c)	7,012,000	7,091,428
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	17,076,000	17,367,318
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	4,434,506	4,451,244
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	4,752,000	4,800,681
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (c)	4,353,333	4,222,788
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (c)	17,649,475	16,590,729
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (c)	10,307,675	8,246,926
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (c)	2,428,185	2,345,294
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (c)	8,015,000	8,019,850
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6101% 4/20/2035 (b)(c)(d)	35,314,000	35,257,851
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (c)	5,833,846	5,776,059
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (c)	9,000,000	9,080,737
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (c)	35,593,890	34,769,967
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (c)	11,833,493	10,182,843
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (c)	11,643,863	11,106,216
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (c)	1,465,535	1,469,098
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (c)	7,444,000	7,551,165
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (c)	7,200,000	7,211,135
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (c)	21,700,000	21,823,627
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (c)	20,812,800	19,529,067
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.812% 7/15/2037 (b)(c)(d)	30,522,000	30,529,631
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (c)	19,552,742	19,862,315
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (c)	9,353,766	9,407,273
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (c)	10,500,000	10,697,162
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.7719% 1/15/2038 (b)(c)(d)	27,814,000	27,796,282
Ford Credit Auto Owner Trust Series 2022-1 Class A, 3.88% 11/15/2034 (c)	10,400,000	10,287,179
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (c)	31,100,000	31,232,794
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (c)	41,246,000	41,384,554
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	15,130,000	15,248,327
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	7,313,402	7,331,602
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (c)	23,130,000	23,232,905
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)	28,775,000	28,791,114
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	28,343,000	28,233,483
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (c)	11,224,112	10,756,003
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (c)	6,400,000	6,460,938
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (c)	7,900,000	7,969,670
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (c)	24,695,000	24,881,907
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, CME Term SOFR 1 month Index + 1.2395%, 5.5596% 7/25/2033 (b)(d)	402,471	397,759
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (c)	2,294,534	2,301,219
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	19,400,000	19,629,009
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (c)	9,207,005	9,290,709
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (c)	15,200,000	15,312,883
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (c)	18,500,000	18,645,305
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (c)	3,723,959	3,748,745
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6796% 1/25/2036 (b)(d)	83,758	83,441
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (c)	5,885,328	5,937,864
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (c)	21,798,185	20,490,379
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (c)	31,914,940	30,833,796
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (c)	19,851,050	18,083,619
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.8024% 7/25/2054 (b)(c)(d)	9,125,694	9,086,356
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (c)	6,814,285	6,669,278
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	8,000,000	8,015,085
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (c)	14,634,988	13,903,092
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (c)	1,345,369	1,224,218
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (c)	10,516,000	10,256,409
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (c)	8,041,000	7,483,255
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (c)	15,300,000	15,442,419
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (c)	14,200,000	14,196,048
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (c)	967,091	967,936
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (c)	10,479,000	10,605,767
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (c)	9,518,125	8,706,962
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (c)	26,132,505	26,539,764
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (c)	50,123,378	50,433,947
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (c)	29,798,318	30,189,376
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (c)	35,968,853	35,389,621
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (c)	37,503,008	36,916,738
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (c)	17,739,540	17,562,341
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2946% 9/25/2034 (b)(d)	48,219	49,324
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (c)	9,977,842	10,001,830
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (c)	2,968,432	2,972,827
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (c)	6,640,010	6,641,228
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (c)	7,800,000	7,770,985
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (c)	13,434,493	13,549,158
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (c)	12,259,690	12,695,440
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	17,739,921	17,746,535
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	9,413,000	9,457,954
TOTAL UNITED STATES		1,431,540,651
TOTAL ASSET-BACKED SECURITIES (Cost $3,784,008,069)		3,771,017,940

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Discover Bank USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(d)	23,162,000	23,663,249
KeyBank NA/Cleveland OH 6.95% 2/1/2028	850,000	895,095
Regions Bank/Birmingham AL 6.45% 6/26/2037	30,566,000	31,554,406

TOTAL BANK NOTES (Cost $58,214,036)		56,112,750

Collateralized Mortgage Obligations - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
Ajax Mortgage Loan Trust Series 2021-C Class A, 5.115% 1/25/2061 (c)	2,383,068	2,381,452
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (c)	8,889,795	7,684,453
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (c)	11,004,522	10,101,794
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (c)	13,019,551	11,768,332
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)	11,210,931	10,980,518
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)	5,877,196	5,800,920
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	33,114	33,647
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	37,382	37,579
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	45,783	46,647
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	33,903	34,510
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	45,699	46,655
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	18,722	18,969
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	6,281	6,501
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	21,578	22,222
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2542% 2/25/2032 (b)(d)	4,716	4,736
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4618% 3/18/2032 (b)(d)	8,332	8,414
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4542% 4/25/2032 (b)(d)	8,773	8,853
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4542% 10/25/2032 (b)(d)	10,679	10,778
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.2042% 1/25/2032 (b)(d)	4,311	4,324
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.0958% 11/25/2032 (d)(g)	12,588	319
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6458% 12/25/2033 (d)(g)	174,676	20,150
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6458% 3/25/2033 (d)(g)	9,282	961
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (h)	22,897	19,705
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2658% 6/25/2035 (d)(g)	220,766	16,285
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	682,161	702,249
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index + 17.2524%, 5.9692% 8/25/2035 (b)(d)	4,612	4,780
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	430,239	422,569
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	81,970	84,091
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2258% 11/25/2036 (d)(g)	131,306	12,678
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.1858% 12/25/2036 (d)(g)	77,145	7,687
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (h)	107,585	95,436
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (h)	169,100	143,448
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (h)	17,126	13,920
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.9858% 5/25/2037 (d)(g)	43,454	4,734
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index + 39.9331%, 13.895% 6/25/2037 (b)(d)	35,106	43,134
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index + 38.9131%, 12.875% 7/25/2037 (b)(d)	52,978	65,631
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index + 38.9131%, 12.875% 7/25/2037 (b)(d)	9,907	11,020
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	211,864	204,300
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	1,745,297	1,723,956
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	196,412	202,820
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	647,072	644,965
Fannie Mae Guaranteed REMIC Series 2011-67 Class AI, 4% 7/25/2026 (g)	2,618	17
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (g)	337,695	8,073
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	192,967	179,034
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	249,431	231,163
Fannie Mae Guaranteed REMIC Series 2012-154 Class F, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7542% 1/25/2043 (b)(d)	554,229	543,901
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (g)	2,444	39
Fannie Mae Guaranteed REMIC Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 2.0958% 6/25/2041 (d)(g)	9,032	31
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (g)	38,159	164
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.5958% 1/25/2044 (d)(g)	217,389	23,400
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (g)	1,155,535	170,707
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	1,350,778	1,287,190
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (g)	661,514	96,641
Fannie Mae Guaranteed REMIC Series 2017-36 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.8042% 5/25/2047 (b)(d)	1,190,323	1,160,602
Fannie Mae Guaranteed REMIC Series 2018-32 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7542% 5/25/2048 (b)(d)	642,267	623,831
Fannie Mae Guaranteed REMIC Series 2018-38 Class FG, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7542% 6/25/2048 (b)(d)	1,535,326	1,488,529
Fannie Mae Guaranteed REMIC Series 2019-82 Class PI, 4% 6/25/2049 (g)	5,609,457	972,211
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	2,610,794	2,162,416
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	2,774,525	2,298,029
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	2,288,395	2,009,309
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	11,056,414	9,661,703
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	7,341,740	6,457,661
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	3,662,316	3,179,248
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	3,603,143	3,314,103
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	4,350,616	3,998,307
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	3,425,074	3,207,708
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	3,097,053	2,847,039
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	4,971,885	4,642,926
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	5,397,939	5,068,669
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	10,530,452	9,308,265
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	28,906,298	25,296,838
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	2,697,027	2,356,555
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	3,199,925	3,106,154
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	4,273,272	3,637,263
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	11,421,701	10,120,446
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	5,116,011	4,703,920
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	10,719,889	9,604,780
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	4,397	4,493
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	105,483	108,222
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (h)	54,552	45,310
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (h)	86,687	72,411
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (g)	148,483	5,996
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	3,078,102	2,859,440
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5397% 9/25/2054 (b)(d)	4,873,762	4,884,608
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7397% 2/25/2055 (b)(d)	8,043,951	8,068,081
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7397% 9/25/2054 (b)(d)	8,092,658	8,111,663
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5397% 2/25/2055 (b)(d)	9,936,930	9,965,498
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4897% 2/25/2055 (b)(d)	4,250,174	4,265,495
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	3,663,550	3,470,232
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	12,651,978	11,919,627
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	10,222,059	10,049,581
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	2,348,406	2,159,720
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (g)	43,794	6,327
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (g)	40,852	6,032
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (d)(g)	27,252	4,946
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (d)(g)	15,690	2,425
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (g)	25,015	4,273
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (d)(g)	14,179	2,520
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (g)	172,573	27,925
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	11,849	12,035
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	35,307	35,918
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	1,991,420	1,938,205
Freddie Mac Multiclass Mortgage participation certificates Series 2018-4795 Class FA, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7632% 5/15/2048 (b)(d)	1,049,848	1,017,778
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	2,933,354	2,577,714
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	2,125,150	1,853,466
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	2,993,355	2,630,047
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	17,945	18,322
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	130,685	133,481
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	7,536	7,676
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	20,816	21,236
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	35,466	36,208
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	22,406	22,873
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	12,481	12,643
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	12,933	13,209
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	125,267	128,412
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2632% 1/15/2032 (b)(d)	3,390	3,404
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3632% 3/15/2032 (b)(d)	4,777	4,808
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4632% 3/15/2032 (b)(d)	4,623	4,664
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3632% 6/15/2031 (b)(d)	7,691	7,735
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3632% 3/15/2032 (b)(d)	2,693	2,709
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	32,469	33,499
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	45,344	46,164
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	85,855	88,586
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	195,354	197,382
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	46,321	47,402
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	913,900	905,330
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	373,839	386,389
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	575,590	567,793
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2998 Class LY, 5.5% 7/15/2025	491	491
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	192,983	196,469
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (h)	14,378	14,086
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1369% 2/15/2036 (d)(g)	58,893	5,295
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (h)	206,999	168,934
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (h)	28,212	24,432
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (h)	111,284	91,757
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (h)	123,230	102,437
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	190,939	198,863
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	801,280	818,615
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.1969% 11/15/2036 (d)(g)	273,939	23,961
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	60,481	61,933
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1169% 6/15/2037 (d)(g)	181,988	20,298
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.7132% 5/15/2037 (b)(d)	213,770	210,857
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	87,855	88,625
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	885,543	894,097
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	137,960	137,290
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	186,417	173,751
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (g)	85,131	5,710
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (g)	354	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (g)	1,639	11
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (g)	481,021	17,936
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	409,301	404,083
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	1,656,168	1,592,247
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4709 Class FE, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.8132% 8/15/2047 (b)(d)	589,994	575,608
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4720 Class IO, 4% 9/15/2047 (g)	7,297,186	1,491,632
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4765 Class IB, 4% 3/15/2048 (g)	6,355,282	1,292,850
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	847,003	764,578
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	2,609,175	2,251,801
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	7,302,044	6,925,749
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	2,974,106	2,589,719
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	13,404,417	11,586,050
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,654,466	2,371,475
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	17,684,044	15,549,149
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	2,818,444	2,459,494
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	2,722,337	2,375,652
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	2,693,543	2,406,629
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	2,279,440	1,988,768
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	3,126,484	2,693,187
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	2,279,448	1,988,770
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	2,043,945	1,826,415
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	9,746,378	8,757,473
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	2,395,029	2,193,638
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	2,193,066	1,963,505
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	3,770,971	3,385,701
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	3,287,670	3,098,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	4,221,357	4,235,545
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	9,447,925	9,369,898
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5397% 2/25/2055 (b)(d)	4,009,709	4,001,978
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5897% 10/25/2054 (b)(d)	7,526,769	7,551,008
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5506 Class FA, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4897% 2/25/2055 (b)(d)	17,475,940	17,479,236
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	41,647	42,470
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	4,006	4,079
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	6,374	6,483
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (h)	63,590	52,004
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.768% 5/20/2060 (b)(d)(i)	332,415	331,694
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.7231% 8/20/2060 (b)(d)(i)	91,658	91,332
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.8031% 12/20/2060 (b)(d)(i)	228,715	227,996
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9231% 12/20/2060 (b)(d)(i)	215,199	214,984
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9231% 2/20/2061 (b)(d)(i)	199,924	199,665
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.9131% 2/20/2061 (b)(d)(i)	237,292	236,937
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9231% 4/20/2061 (b)(d)(i)	226,298	226,076
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.9231% 5/20/2061 (b)(d)(i)	207,009	206,703
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9231% 5/20/2061 (b)(d)(i)	213,946	213,715
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.9531% 6/20/2061 (b)(d)(i)	236,256	236,101
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9731% 9/20/2061 (b)(d)(i)	675,986	675,733
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0231% 10/20/2061 (b)(d)(i)	253,609	253,664
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1231% 11/20/2061 (b)(d)(i)	305,198	305,615
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1231% 1/20/2062 (b)(d)(i)	154,628	154,852
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0531% 1/20/2062 (b)(d)(i)	309,330	309,531
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0531% 3/20/2062 (b)(d)(i)	148,962	148,997
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0731% 5/20/2061 (b)(d)(i)	13,816	13,807
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.9431% 10/20/2062 (b)(d)(i)	6,628	6,620
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.7831% 3/20/2063 (b)(d)(i)	9,806	9,777
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0231% 1/20/2064 (b)(d)(i)	137,937	137,967
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.0231% 12/20/2063 (b)(d)(i)	239,455	239,522
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.9231% 6/20/2064 (b)(d)(i)	189,176	188,988
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.7031% 5/20/2063 (b)(d)(i)	8,488	8,403
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (i)	6,524	6,141
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.6231% 4/20/2063 (b)(d)(i)	10,479	10,359
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.69% 5/20/2066 (b)(d)(i)	548,630	545,462
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.8231% 12/20/2062 (b)(d)(i)	32,540	32,302
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	305,390	277,631
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.54% 8/20/2066 (b)(d)(i)	763,483	758,376
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	297,837	295,154
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0663% 5/16/2034 (d)(g)	60,536	3,924
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7663% 8/17/2034 (d)(g)	59,823	5,131
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 13.598% 6/16/2037 (b)(d)	1,816	2,074
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2563% 6/16/2037 (d)(g)	112,749	11,004
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	190,881	183,188
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	2,570,640	2,493,018
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	567,656	549,991
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.988% 3/20/2060 (b)(d)(i)	399,451	399,249
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (g)	27,075	1,232
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6662% 7/20/2041 (d)(g)	236,246	22,323
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.8339% 8/20/2042 (b)(d)	540,377	530,135
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	1,130,664	1,107,931
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	5,045,702	4,593,389
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	1,897,927	1,750,982
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	3,222,843	2,917,552
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	2,620,572	2,388,981
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	568,426	522,745
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	6,149,137	5,509,933
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	2,699,510	2,445,746
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	2,188,547	1,989,763
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	2,759,414	2,541,287
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	2,479,553	2,313,597
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.9339% 10/20/2049 (b)(d)	1,451,399	1,422,369
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.8839% 2/20/2049 (b)(d)	2,855,544	2,817,485
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2547% 5/20/2065 (d)(i)	79,563	78,585
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (c)	4,571,364	4,398,132
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (c)	6,908,104	6,471,123
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (c)	7,284,383	7,239,132
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (c)	10,236,053	9,431,827
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (c)	5,656,402	5,234,798
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (c)	1,682,376	1,661,160
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (c)	1,738,152	1,687,383
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (c)	3,684,520	3,673,606
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (c)	9,607,528	9,025,941
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (c)	3,083,202	3,015,563
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(d)	11,104,020	10,679,576
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (c)	3,224,366	3,064,414
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (b)(d)	8,272	7,630
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.0746% 9/25/2043 (b)(d)	462,220	446,061
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (c)	15,831,826	14,789,810
TOTAL UNITED STATES		508,535,965
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $517,673,135)		508,535,965

Commercial Mortgage Securities - 5.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.4%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (c)	13,449,221	12,775,195
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (c)	2,962,000	2,740,987
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.7186% 11/5/2032 (c)(d)	1,604,000	1,410,852
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.47% 1/15/2039 (b)(c)(d)	18,694,055	18,594,883
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.87% 1/15/2039 (b)(c)(d)	3,530,585	3,499,736
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.47% 1/15/2039 (b)(c)(d)	2,521,199	2,495,234
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	7,908,634	7,779,529
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	9,848,436	9,523,972
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	2,858,000	2,597,733
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	2,083,540	1,995,027
BANK Series 2020-BN25 Class XB, 0.4365% 1/15/2063 (d)(g)	31,293,000	587,056
BANK Series 2021-BN33 Class XA, 1.0453% 5/15/2064 (d)(g)	14,045,978	613,106
BANK Series 2021-BN34 Class A4, 2.156% 6/15/2063	5,000,000	4,275,901
BANK Series 2021-BN35 Class ASB, 2.067% 6/15/2064	7,200,000	6,551,550
BANK Series 2025-BNK49 Class A5, 5.623% 3/15/2058	14,100,000	14,611,053
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2988% 9/15/2056 (d)	17,797,000	18,829,863
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	3,240,000	3,163,410
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	2,700,000	2,580,637
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7409% 12/15/2062 (d)(g)	99,601,638	2,201,117
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.3854% 3/15/2053 (d)(g)	96,540,532	4,181,701
Benchmark Mortgage Trust Series 2020-B18 Class XA, 1.8064% 7/15/2053 (d)(g)	46,842,482	2,439,898
Benchmark Mortgage Trust Series 2025-V14 Class A3, 5.1761% 4/15/2058	10,900,000	11,022,784
Benchmark Mortgage Trust Series 2025-V14 Class A4, 5.6599% 4/15/2058	26,400,000	27,226,560
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6613% 3/15/2041 (b)(c)(d)	15,850,161	15,820,447
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.3255% 9/15/2054 (d)	6,607,000	6,765,351
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6911% 6/15/2041 (b)(c)(d)	22,372,000	22,344,042
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9607% 6/15/2041 (b)(c)(d)	11,045,000	11,010,484
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.1605% 6/15/2041 (b)(c)(d)	7,810,000	7,785,594
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2172% 4/15/2037 (b)(c)(d)	76,026,000	76,042,665
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7662% 4/15/2037 (b)(c)(d)	19,373,000	19,366,946
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7108% 3/15/2041 (b)(c)(d)	85,802,777	85,931,979
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7652% 4/15/2040 (b)(c)(d)	63,065,000	63,025,578
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3653% 4/15/2034 (b)(c)(d)	14,082,756	13,959,024
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6653% 4/15/2034 (b)(c)(d)	15,742,000	15,564,903
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9653% 4/15/2034 (b)(c)(d)	10,407,000	10,276,912
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2653% 4/15/2034 (b)(c)(d)	10,925,000	10,781,609
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1226% 10/15/2036 (b)(c)(d)	49,523,000	49,154,420
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3323% 10/15/2036 (b)(c)(d)	5,541,000	5,471,737
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5321% 10/15/2036 (b)(c)(d)	7,417,000	7,324,288
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7318% 10/15/2036 (b)(c)(d)	7,201,000	7,092,985
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.381% 10/15/2036 (b)(c)(d)	25,035,000	24,784,650
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.0858% 5/15/2038 (b)(c)(d)	5,409,863	5,394,647
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8129% 4/15/2037 (b)(c)(d)	24,536,453	24,536,780
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3321% 2/15/2039 (b)(c)(d)	25,753,784	25,673,303
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6315% 2/15/2039 (b)(c)(d)	11,022,200	10,980,867
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.8809% 2/15/2039 (b)(c)(d)	11,022,200	10,980,867
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.28% 2/15/2039 (b)(c)(d)	11,022,200	10,977,422
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0806% 12/9/2040 (b)(c)(d)	18,400,710	18,400,711
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.51% 12/9/2040 (b)(c)(d)	4,987,717	4,987,717
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.9593% 12/9/2040 (b)(c)(d)	2,203,875	2,203,875
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.612% 12/15/2039 (b)(c)(d)	10,372,055	10,346,124
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9632% 5/15/2041 (c)(d)	41,179,369	41,153,632
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7637% 4/15/2041 (b)(c)(d)	50,684,012	50,780,916
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0134% 4/15/2041 (b)(c)(d)	8,077,524	8,077,921
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.263% 4/15/2041 (b)(c)(d)	6,706,475	6,693,900
BX Trust 2024-FNX Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4719% 2/15/2035 (b)(c)(d)	28,123,000	27,771,463
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4657% 3/15/2030 (b)(c)(d)	83,242,000	82,826,664
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7153% 3/15/2030 (b)(c)(d)	12,188,000	12,111,985
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.8651% 3/15/2030 (b)(c)(d)	17,171,000	17,063,904
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0694% 10/15/2026 (b)(c)(d)	12,443,600	12,373,605
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2345% 2/15/2036 (b)(c)(d)	7,697,069	7,687,781
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1045% 6/15/2038 (b)(c)(d)	5,874,143	5,852,115
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2592% 4/15/2037 (b)(c)(d)	14,018,200	14,009,439
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6092% 4/15/2037 (b)(c)(d)	3,163,300	3,163,300
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1582% 4/15/2037 (b)(c)(d)	2,648,800	2,650,455
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7612% 2/15/2039 (b)(c)(d)	38,268,011	38,291,997
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1107% 2/15/2039 (b)(c)(d)	4,785,202	4,782,212
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0104% 3/15/2041 (b)(c)(d)	13,875,894	13,862,885
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2601% 3/15/2041 (b)(c)(d)	18,421,639	18,404,368
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.687% 12/15/2037 (b)(c)(d)	11,218,000	11,196,966
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050	14,100,000	13,535,835
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (c)	64,636,420	63,783,051
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (c)	24,873,515	22,817,896
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (c)	46,851,895	44,780,414
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A3, 4.145% 11/10/2051	1,000,000	973,806
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.0322% 8/10/2056 (d)(g)	47,863,167	1,580,652
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	13,797,000	13,562,887
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A3, 3.5438% 11/15/2048	2,188,121	2,179,356
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (c)	3,339,395	3,282,655
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (c)(d)	7,693,000	7,847,073
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1355% 11/15/2038 (b)(c)(d)	51,777,731	51,553,213
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5547% 11/15/2038 (b)(c)(d)	19,941,788	19,835,847
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5135% 7/15/2038 (b)(c)(d)	11,287,672	11,277,089
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8135% 7/15/2038 (b)(c)(d)	8,214,570	8,204,302
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1335% 7/15/2038 (b)(c)(d)	6,056,123	6,048,553
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6835% 7/15/2038 (b)(c)(d)	12,246,500	12,231,192
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K047 Class A2, 3.329% 5/25/2025	17,593,992	17,538,713
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	3,065,140	3,048,102
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	13,699,240	13,512,980
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	6,000,000	5,867,984
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	8,877,153	8,653,886
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	13,300,000	12,989,115
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	18,600,000	18,142,423
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	6,100,000	5,970,956
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	15,200,000	14,834,746
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	31,100,000	30,547,391
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	6,900,000	6,821,933
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	22,800,000	22,503,126
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	5,000,000	4,935,993
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	4,200,000	4,164,423
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	13,400,000	12,539,256
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.1977% 8/10/2044 (c)(d)	3,155,161	3,028,484
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	2,679,224	2,596,120
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	6,012,724	5,930,210
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	4,160,000	4,008,969
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	947,738	937,900
GS Mortgage Securities Trust Series 2019-GC38 Class A3, 3.703% 2/10/2052	1,100,000	1,056,250
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	4,580,252	4,406,029
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3845% 10/15/2036 (b)(c)(d)	21,765,000	21,602,746
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5845% 10/15/2036 (b)(c)(d)	3,364,000	3,330,563
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9845% 10/15/2036 (b)(c)(d)	2,773,000	2,738,545
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class A3, 3.3928% 12/15/2049	13,946,510	13,684,279
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	1,419,374	1,398,825
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (c)	3,450,000	2,604,750
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (c)	5,907,000	3,780,480
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9345% 9/15/2029 (b)(c)(d)	5,526,232	5,291,370
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.5965%, 4.9157% 4/15/2037 (b)(c)(d)	13,375,030	13,107,530
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6144% 5/15/2039 (b)(c)(d)	57,498,000	55,707,857
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1131% 5/15/2039 (b)(c)(d)	33,561,000	30,708,315
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4123% 5/15/2039 (b)(c)(d)	19,262,000	17,528,420
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8611% 5/15/2039 (b)(c)(d)	17,119,000	15,758,675
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.3135% 3/15/2038 (b)(c)(d)	1,382,326	1,373,686
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5335% 3/15/2038 (b)(c)(d)	3,285,100	3,250,196
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8335% 3/15/2038 (b)(c)(d)	4,569,600	4,503,912
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1835% 3/15/2038 (b)(c)(d)	3,992,100	3,902,278
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1345% 7/15/2038 (b)(c)(d)	22,147,000	22,008,581
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	25,898,504	25,680,131
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	11,843,000	11,594,131
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1733% 6/15/2054 (d)(g)	46,773,038	2,130,114
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (c)(d)	18,364,259	17,741,909
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.0182% 12/15/2056 (c)(d)(g)	8,200,000	1,609,895
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4083% 11/15/2040 (b)(c)(d)	9,682,418	9,712,453
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1572% 11/15/2040 (b)(c)(d)	10,975,200	11,002,591
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (c)	325,253	332,983
RLGH Trust Series 2021-TROT Class A, CME Term SOFR 1 month Index + 0.9145%, 5.2345% 4/15/2036 (b)(c)(d)	12,400,000	12,344,171
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3192% 2/15/2039 (b)(c)(d)	9,333,000	9,159,017
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9692% 2/15/2039 (b)(c)(d)	4,854,000	4,751,443
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.01% 7/15/2036 (b)(c)(d)	12,712,097	12,640,592
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1645% 11/15/2038 (b)(c)(d)	35,452,780	35,231,200
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5135% 11/15/2038 (b)(c)(d)	25,523,711	25,364,188
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7627% 11/15/2038 (b)(c)(d)	11,046,683	10,977,642
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0119% 11/15/2038 (b)(c)(d)	7,259,652	7,214,279
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5621% 12/15/2039 (b)(c)(d)	34,548,000	34,461,744
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9116% 12/15/2039 (b)(c)(d)	8,416,000	8,405,493
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.311% 12/15/2039 (b)(c)(d)	6,204,000	6,194,261
UBS Commercial Mortgage Trust Series 2017-C6 Class A5, 3.5795% 12/15/2050	7,045,000	6,782,169
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	2,800,000	2,726,368
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (c)	29,470,000	23,988,892
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (c)	1,400,000	1,104,483
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (c)(d)	40,100,000	797,485
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.4837% 7/15/2048 (b)(c)(d)	8,500,000	8,499,928
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	6,471,242	6,371,007
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	8,922,099	8,773,223
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class A4, 4.152% 8/15/2051	1,115,000	1,082,293
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.8972% 8/15/2051 (d)(g)	39,301,852	795,029
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6345% 5/15/2031 (b)(c)(d)	19,889,000	19,766,072
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	8,000,000	8,290,480
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3099% 8/15/2041 (b)(c)(d)	7,800,000	7,757,493
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0103% 8/15/2041 (b)(c)(d)	22,500,000	22,374,329
TOTAL UNITED STATES		2,192,906,525
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,220,569,352)		2,192,906,525

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.1%
Colombian Republic 8% 11/14/2035	10,685,000	10,759,795
Colombian Republic 8.75% 11/14/2053	14,370,000	14,341,260
TOTAL COLOMBIA		25,101,055
PANAMA - 0.1%
Panamanian Republic 3.298% 1/19/2033	50,825,000	39,668,913
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $77,165,161)		64,769,968

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
New Jersey - 0.0%
General Obligations - 0.0%
New Jersey Eco Dev Auth St Pen (New Jersey St Proj.) 7.425% 2/15/2029 (National Public Finance Guarantee Corporation Insured) (Cost $36,696,357)	32,466,000	34,262,386
TOTAL MUNICIPAL SECURITIES (Cost $36,696,357)		34,262,386

Non-Convertible Corporate Bonds - 26.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(d)	12,091,000	11,311,605
Commonwealth Bank of Australia 3.784% 3/14/2032 (c)	10,165,000	9,217,320
Westpac Banking Corp 4.11% 7/24/2034 (d)	17,722,000	16,933,037

TOTAL AUSTRALIA		37,461,962
BELGIUM - 0.4%
Consumer Staples - 0.4%
Beverages - 0.4%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.9% 2/1/2046	16,200,000	14,937,777
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	10,000,000	9,528,609
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039	23,200,000	23,561,688
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	54,331,000	54,399,811
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	55,947,000	57,840,934

TOTAL BELGIUM		160,268,819
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cenovus Energy Inc 5.25% 6/15/2037	13,846,000	13,303,296
Enbridge Inc 4.25% 12/1/2026	8,321,000	8,277,870
		21,581,166
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	6,732,000	6,635,291
TOTAL CANADA		28,216,457
FRANCE - 0.4%
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 2.219% 6/9/2026 (c)(d)	32,804,000	32,641,790
BNP Paribas SA 5.786% 1/13/2033 (c)(d)	41,000,000	41,920,787
Societe Generale SA 1.488% 12/14/2026 (c)(d)	40,199,000	39,270,830
Societe Generale SA 3.337% 1/21/2033 (c)(d)	17,500,000	15,230,526
Societe Generale SA 5.5% 4/13/2029 (c)(d)	27,997,000	28,379,845

TOTAL FRANCE		157,443,778
GERMANY - 0.5%
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG 4.5% 4/1/2025	67,655,000	67,655,000
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (d)	4,469,000	3,911,253
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	22,570,000	23,620,642
		95,186,895
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.25% 12/15/2025 (c)	63,993,000	63,706,906
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 2% 12/14/2026 (c)	30,000,000	28,727,196
TOTAL GERMANY		187,620,997
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.2% 9/16/2040 (c)	15,222,000	11,691,399
AIA Group Ltd 3.375% 4/7/2030 (c)	30,867,000	29,370,497

TOTAL HONG KONG		41,061,896
IRELAND - 0.6%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	17,295,000	16,713,749
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	18,114,000	17,021,913
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	19,378,000	17,168,012
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	15,328,000	15,313,779
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	59,444,000	61,362,347
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	15,770,000	15,815,821
		143,395,621
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (c)	21,306,000	21,182,232
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (c)	12,035,000	12,037,166
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (c)	40,000,000	40,737,374
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (c)	33,577,000	34,747,132
		108,703,904
TOTAL IRELAND		252,099,525
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (c)	48,607,000	48,742,679
MEXICO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleos Mexicanos 4.5% 1/23/2026	24,688,000	24,166,836
Petroleos Mexicanos 5.35% 2/12/2028	3,500,000	3,242,750
Petroleos Mexicanos 5.95% 1/28/2031	26,624,000	22,549,197
Petroleos Mexicanos 6.35% 2/12/2048	14,404,000	9,505,200
Petroleos Mexicanos 6.49% 1/23/2027	37,360,000	36,543,684
Petroleos Mexicanos 6.5% 3/13/2027	21,300,000	20,744,070
Petroleos Mexicanos 6.7% 2/16/2032	43,200,000	37,903,680
Petroleos Mexicanos 6.75% 9/21/2047	102,130,000	69,749,684
Petroleos Mexicanos 6.84% 1/23/2030	14,971,000	13,652,055
Petroleos Mexicanos 6.95% 1/28/2060	18,760,000	12,717,404
Petroleos Mexicanos 7.69% 1/23/2050	117,141,000	87,486,756

TOTAL MEXICO		338,261,316
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 4.375% 8/4/2025	36,518,000	36,426,354
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (c)	5,590,462	5,807,092
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.494% 8/10/2027 (c)(d)	24,731,000	23,694,051
UBS Group AG 3.091% 5/14/2032 (c)(d)	13,398,000	11,927,061
UBS Group AG 3.869% 1/12/2029 (c)(d)	9,005,000	8,795,810
UBS Group AG 4.125% 9/24/2025 (c)	17,678,000	17,635,188
UBS Group AG 4.194% 4/1/2031 (c)(d)	40,079,000	38,638,148
UBS Group AG 4.55% 4/17/2026	5,038,000	5,040,292
UBS Group AG 6.537% 8/12/2033 (c)(d)	30,000,000	32,143,513
		137,874,063
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(d)	3,800,000	3,759,340
TOTAL SWITZERLAND		141,633,403
UNITED KINGDOM - 0.7%
Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.852% 5/7/2026 (d)	34,514,000	34,441,474
Barclays PLC 2.894% 11/24/2032 (d)	13,572,000	11,767,267
Barclays PLC 4.375% 1/12/2026	28,767,000	28,716,631
Barclays PLC 5.088% 6/20/2030 (d)	35,020,000	34,781,394
Barclays PLC 5.2% 5/12/2026	11,811,000	11,848,762
Barclays PLC 5.829% 5/9/2027 (d)	33,090,000	33,493,676
Barclays PLC 6.224% 5/9/2034 (d)	31,185,000	32,486,332
Barclays PLC 6.692% 9/13/2034 (d)	45,000,000	48,248,846
HSBC Holdings PLC 2.099% 6/4/2026 (d)	25,000,000	24,880,893
NatWest Group PLC 3.073% 5/22/2028 (d)	20,149,000	19,495,631
		280,160,906
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (c)	9,575,000	8,975,769
TOTAL UNITED KINGDOM		289,136,675
UNITED STATES - 21.8%
Communication Services - 2.2%
Diversified Telecommunication Services - 0.6%
AT&T Inc 2.55% 12/1/2033	53,719,000	44,041,774
AT&T Inc 3.65% 9/15/2059	9,768,000	6,587,851
AT&T Inc 3.8% 12/1/2057	106,127,000	74,503,207
AT&T Inc 4.3% 2/15/2030	13,106,000	12,903,159
AT&T Inc 4.75% 5/15/2046	10,000,000	8,698,808
Verizon Communications Inc 2.987% 10/30/2056	65,611,000	39,410,110
Verizon Communications Inc 3.15% 3/22/2030	9,123,000	8,502,956
Verizon Communications Inc 4.78% 2/15/2035 (c)	5,482,000	5,321,596
Verizon Communications Inc 4.862% 8/21/2046	27,196,000	24,344,582
Verizon Communications Inc 5.012% 4/15/2049	3,772,000	3,515,054
		227,829,097
Entertainment - 0.0%
NBCUniversal Media LLC 5.95% 4/1/2041	6,541,000	6,763,277
Walt Disney Co/The 3.6% 1/13/2051	25,350,000	18,684,393
		25,447,670
Media - 1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	5,005,000	4,052,319
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	11,421,000	10,325,602
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	4,371,000	4,369,934
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	10,610,000	10,560,986
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	11,329,000	9,154,978
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	83,513,000	69,197,177
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	11,421,000	9,171,560
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	11,687,000	10,079,592
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	20,760,000	21,435,740
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	24,519,000	23,309,612
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	14,327,000	14,737,805
Comcast Corp 3.3% 4/1/2027	6,795,000	6,666,008
Comcast Corp 3.4% 4/1/2030	6,970,000	6,595,759
Comcast Corp 3.75% 4/1/2040	2,448,000	2,008,034
Comcast Corp 3.9% 3/1/2038	5,001,000	4,292,006
Comcast Corp 4.65% 7/15/2042	11,795,000	10,494,492
Discovery Communications LLC 3.625% 5/15/2030	26,070,000	23,453,642
Discovery Communications LLC 4.125% 5/15/2029	937,000	884,156
Discovery Communications LLC 5% 9/20/2037	21,335,000	17,996,619
Time Warner Cable LLC 4.5% 9/15/2042	19,701,000	15,007,309
Time Warner Cable LLC 5.5% 9/1/2041	8,397,000	7,283,107
Time Warner Cable LLC 5.875% 11/15/2040	7,566,000	6,936,984
Time Warner Cable LLC 6.55% 5/1/2037	73,937,000	73,339,686
Time Warner Cable LLC 6.75% 6/15/2039	10,675,000	10,668,878
Time Warner Cable LLC 7.3% 7/1/2038	16,247,000	17,056,534
Warnermedia Holdings Inc 3.755% 3/15/2027	8,440,000	8,232,019
Warnermedia Holdings Inc 4.054% 3/15/2029	5,910,000	5,565,762
Warnermedia Holdings Inc 4.279% 3/15/2032	28,666,000	25,255,877
Warnermedia Holdings Inc 5.05% 3/15/2042	14,442,000	11,550,767
Warnermedia Holdings Inc 5.141% 3/15/2052	115,677,000	84,328,152
		524,011,096
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031	40,000,000	33,981,742
T-Mobile USA Inc 3.75% 4/15/2027	25,540,000	25,170,290
T-Mobile USA Inc 3.875% 4/15/2030	36,970,000	35,440,992
T-Mobile USA Inc 4.375% 4/15/2040	5,513,000	4,852,752
T-Mobile USA Inc 4.5% 4/15/2050	10,830,000	9,006,944
		108,452,720
TOTAL COMMUNICATION SERVICES		885,740,583

Consumer Discretionary - 0.7%
Automobiles - 0.1%
General Motors Financial Co Inc 2.35% 2/26/2027	17,500,000	16,699,625
General Motors Financial Co Inc 5.85% 4/6/2030	13,062,000	13,298,811
		29,998,436
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp 3.3% 7/1/2025	2,498,000	2,489,168
McDonald's Corp 3.5% 7/1/2027	7,113,000	6,982,514
McDonald's Corp 3.6% 7/1/2030	8,445,000	8,057,383
McDonald's Corp 4.2% 4/1/2050	4,263,000	3,427,563
		20,956,628
Household Durables - 0.1%
DR Horton Inc 2.6% 10/15/2025	34,514,000	34,157,671
Toll Brothers Finance Corp 4.875% 3/15/2027	16,319,000	16,322,294
		50,479,965
Specialty Retail - 0.4%
AutoNation Inc 3.85% 3/1/2032	21,966,000	19,819,345
AutoNation Inc 4.75% 6/1/2030	3,310,000	3,249,211
AutoZone Inc 3.625% 4/15/2025	4,758,000	4,755,466
AutoZone Inc 4% 4/15/2030	22,128,000	21,346,317
Home Depot Inc/The 2.5% 4/15/2027	3,139,000	3,034,968
Lowe's Cos Inc 3.35% 4/1/2027	3,072,000	3,007,976
Lowe's Cos Inc 3.75% 4/1/2032	9,454,000	8,770,278
Lowe's Cos Inc 4.25% 4/1/2052	59,996,000	46,928,738
Lowe's Cos Inc 4.45% 4/1/2062	39,650,000	30,844,834
Lowe's Cos Inc 4.5% 4/15/2030	16,112,000	15,985,809
O'Reilly Automotive Inc 4.2% 4/1/2030	4,968,000	4,847,273
		162,590,215
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.75% 3/27/2027	6,632,000	6,449,231
TOTAL CONSUMER DISCRETIONARY		270,474,475

Consumer Staples - 0.5%
Beverages - 0.2%
Molson Coors Beverage Co 3% 7/15/2026	48,345,000	47,423,342
Molson Coors Beverage Co 5% 5/1/2042	3,080,000	2,833,202
PepsiCo Inc 2.625% 3/19/2027	2,862,000	2,783,833
PepsiCo Inc 2.75% 3/19/2030	18,600,000	17,198,674
		70,239,051
Consumer Staples Distribution & Retail - 0.3%
Mars Inc 4.8% 3/1/2030 (c)	28,803,000	28,967,747
Mars Inc 5% 3/1/2032 (c)	21,623,000	21,716,469
Mars Inc 5.2% 3/1/2035 (c)	17,973,000	18,062,989
Mars Inc 5.65% 5/1/2045 (c)	17,477,000	17,515,036
Mars Inc 5.7% 5/1/2055 (c)	34,854,000	34,824,537
Sysco Corp 3.25% 7/15/2027	11,011,000	10,716,754
		131,803,532
Food Products - 0.0%
Archer-Daniels-Midland Co 3.25% 3/27/2030	6,931,000	6,519,274
General Mills Inc 2.875% 4/15/2030	3,013,000	2,762,005
		9,281,279
Household Products - 0.0%
Kimberly-Clark Corp 3.1% 3/26/2030	1,764,000	1,653,533
TOTAL CONSUMER STAPLES		212,977,395

Energy - 1.9%
Energy Equipment & Services - 0.0%
Halliburton Co 3.8% 11/15/2025	207,000	206,189
Halliburton Co 4.85% 11/15/2035	7,402,000	7,100,382
		7,306,571
Oil, Gas & Consumable Fuels - 1.9%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (c)	5,327,000	5,535,396
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (c)	14,358,000	14,824,093
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (c)	4,293,000	4,468,099
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (c)	7,728,000	8,110,705
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (c)	4,626,000	4,918,257
DCP Midstream Operating LP 5.125% 5/15/2029	15,661,000	15,765,115
DCP Midstream Operating LP 5.6% 4/1/2044	13,506,000	12,537,600
DCP Midstream Operating LP 6.45% 11/3/2036 (c)	10,621,000	11,097,121
Energy Transfer LP 3.75% 5/15/2030	27,891,000	26,371,011
Energy Transfer LP 4.95% 6/15/2028	18,799,000	18,924,729
Energy Transfer LP 5% 5/15/2050	29,826,000	25,114,426
Energy Transfer LP 5.25% 4/15/2029	10,158,000	10,276,972
Energy Transfer LP 5.25% 7/1/2029	11,564,000	11,732,357
Energy Transfer LP 5.4% 10/1/2047	6,651,000	5,955,975
Energy Transfer LP 5.6% 9/1/2034	20,000,000	20,034,606
Energy Transfer LP 5.8% 6/15/2038	10,481,000	10,417,614
Energy Transfer LP 6% 6/15/2048	26,826,000	25,977,494
Energy Transfer LP 6.25% 4/15/2049	7,637,000	7,576,266
Enterprise Products Operating LLC 3.7% 2/15/2026	8,600,000	8,541,681
Hess Corp 4.3% 4/1/2027	23,059,000	22,943,355
Hess Corp 5.6% 2/15/2041	5,656,000	5,670,346
Hess Corp 7.125% 3/15/2033	4,791,000	5,419,605
Hess Corp 7.3% 8/15/2031	6,610,000	7,480,832
Hess Corp 7.875% 10/1/2029	20,178,000	22,688,242
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	1,645,000	1,734,512
MPLX LP 2.65% 8/15/2030	9,000,000	8,013,667
MPLX LP 4.8% 2/15/2029	5,370,000	5,379,198
MPLX LP 4.95% 9/1/2032	30,925,000	30,303,079
MPLX LP 5.5% 2/15/2049	16,108,000	14,648,449
Occidental Petroleum Corp 5.55% 10/1/2034	27,742,000	27,096,660
Occidental Petroleum Corp 5.55% 3/15/2026	26,200,000	26,305,376
Occidental Petroleum Corp 6.2% 3/15/2040	7,169,000	7,092,648
Occidental Petroleum Corp 6.45% 9/15/2036	15,883,000	16,349,436
Occidental Petroleum Corp 6.6% 3/15/2046	28,439,000	28,668,887
Occidental Petroleum Corp 7.5% 5/1/2031	29,749,000	32,750,913
ONEOK Inc 4.25% 9/24/2027	10,175,000	10,084,868
ONEOK Inc 4.4% 10/15/2029	10,640,000	10,449,859
ONEOK Inc 4.75% 10/15/2031	20,697,000	20,284,879
Ovintiv Inc 5.15% 11/15/2041	5,000,000	4,355,670
Ovintiv Inc 8.125% 9/15/2030	13,383,000	15,185,636
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	5,964,000	5,619,770
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	15,976,000	15,056,183
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	33,855,000	33,232,395
Shell Finance US Inc 4.375% 5/11/2045	6,392,000	5,451,441
Western Gas Partners LP 3.95% 6/1/2025	3,918,000	3,910,613
Western Gas Partners LP 4.5% 3/1/2028	3,100,000	3,069,642
Western Gas Partners LP 4.65% 7/1/2026	9,376,000	9,367,686
Western Gas Partners LP 4.75% 8/15/2028	5,504,000	5,480,146
Western Gas Partners LP 6.35% 1/15/2029	13,343,000	13,932,443
Williams Cos Inc/The 2.6% 3/15/2031	5,542,000	4,869,701
Williams Cos Inc/The 3.5% 11/15/2030	45,537,000	42,549,144
Williams Cos Inc/The 4.65% 8/15/2032	32,200,000	31,182,045
Williams Cos Inc/The 5.3% 8/15/2052	7,294,000	6,686,506
		751,493,349
TOTAL ENERGY		758,799,920

Financials - 9.7%
Banks - 3.9%
Bank of America Corp 2.299% 7/21/2032 (d)	80,000,000	68,332,807
Bank of America Corp 2.972% 2/4/2033 (d)	17,500,000	15,343,831
Bank of America Corp 3.419% 12/20/2028 (d)	23,187,000	22,471,102
Bank of America Corp 3.705% 4/24/2028 (d)	58,915,000	57,915,625
Bank of America Corp 3.95% 4/21/2025	19,377,000	19,364,001
Bank of America Corp 4.183% 11/25/2027	22,749,000	22,544,680
Bank of America Corp 4.25% 10/22/2026	20,189,000	20,124,889
Bank of America Corp 4.271% 7/23/2029 (d)	2,000,000	1,975,728
Bank of America Corp 4.376% 4/27/2028 (d)	40,000,000	39,834,496
Bank of America Corp 4.45% 3/3/2026	3,182,000	3,176,843
Bank of America Corp 5.015% 7/22/2033 (d)	50,000,000	49,790,258
Bank of America Corp 5.468% 1/23/2035 (d)	50,000,000	50,728,058
Citigroup Inc 3.785% 3/17/2033 (d)	17,500,000	16,007,368
Citigroup Inc 4.3% 11/20/2026	52,072,000	51,853,753
Citigroup Inc 4.4% 6/10/2025	11,010,000	11,007,758
Citigroup Inc 4.412% 3/31/2031 (d)	45,100,000	43,946,790
Citigroup Inc 4.45% 9/29/2027	69,500,000	69,172,714
Citigroup Inc 4.91% 5/24/2033 (d)	47,460,000	46,539,177
Citigroup Inc 5.5% 9/13/2025	42,579,000	42,722,803
Citigroup Inc 6.174% 5/25/2034 (d)	21,587,000	22,126,066
Citizens Financial Group Inc 2.638% 9/30/2032	35,537,000	29,195,651
Citizens Financial Group Inc 6.645% 4/25/2035 (d)	12,127,000	12,903,814
JPMorgan Chase & Co 2.95% 10/1/2026	63,807,000	62,548,930
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	18,323,000	16,661,057
JPMorgan Chase & Co 2.963% 1/25/2033 (d)	17,500,000	15,447,993
JPMorgan Chase & Co 4.125% 12/15/2026	146,208,000	145,628,385
JPMorgan Chase & Co 4.203% 7/23/2029 (d)	3,000,000	2,960,008
JPMorgan Chase & Co 4.452% 12/5/2029 (d)	46,000,000	45,680,136
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	70,000,000	68,199,459
JPMorgan Chase & Co 5.299% 7/24/2029 (d)	15,000,000	15,305,978
JPMorgan Chase & Co 5.336% 1/23/2035 (d)	50,000,000	50,532,348
JPMorgan Chase & Co 5.35% 6/1/2034 (d)	60,000,000	60,975,193
JPMorgan Chase & Co 5.717% 9/14/2033 (d)	75,200,000	77,273,193
Santander Holdings USA Inc 2.49% 1/6/2028 (d)	25,589,000	24,525,656
Santander Holdings USA Inc 6.499% 3/9/2029 (d)	35,670,000	36,938,859
Synchrony Bank 5.4% 8/22/2025	29,530,000	29,569,929
Synchrony Bank 5.625% 8/23/2027	26,739,000	27,125,209
Wells Fargo & Co 3.526% 3/24/2028 (d)	42,125,000	41,276,712
Wells Fargo & Co 4.478% 4/4/2031 (d)	60,800,000	59,761,294
Wells Fargo & Co 5.389% 4/24/2034 (d)	30,000,000	30,207,130
		1,527,695,681
Capital Markets - 2.6%
Ares Capital Corp 3.875% 1/15/2026	54,729,000	54,269,805
Athene Global Funding 5.339% 1/15/2027 (c)	56,732,000	57,340,240
Athene Global Funding 5.583% 1/9/2029 (c)	28,541,000	29,145,631
Blackstone Private Credit Fund 2.625% 12/15/2026	30,000,000	28,730,452
Blackstone Private Credit Fund 7.05% 9/29/2025	39,080,000	39,466,982
Blackstone Private Credit Fund 7.3% 11/27/2028	42,550,000	45,003,610
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	39,755,000	34,049,835
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	47,500,000	41,864,082
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	21,000,000	20,598,780
Goldman Sachs Group Inc/The 3.75% 2/25/2026	15,000,000	14,915,426
Goldman Sachs Group Inc/The 3.8% 3/15/2030	67,720,000	64,761,200
Goldman Sachs Group Inc/The 4.25% 10/21/2025	22,692,000	22,633,655
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (d)	3,000,000	2,669,245
Goldman Sachs Group Inc/The 5.15% 5/22/2045	9,000,000	8,159,931
Goldman Sachs Group Inc/The 6.75% 10/1/2037	30,816,000	33,323,670
HPS Corporate Lending Fund 5.45% 1/14/2028 (c)	59,194,000	58,939,617
Intercontinental Exchange Inc 3.75% 12/1/2025	4,530,000	4,512,230
Moody's Corp 3.25% 1/15/2028	10,681,000	10,367,921
Moody's Corp 3.25% 5/20/2050	9,704,000	6,602,183
Morgan Stanley 2.943% 1/21/2033 (d)	17,500,000	15,350,008
Morgan Stanley 3.125% 7/27/2026	24,646,000	24,219,963
Morgan Stanley 3.622% 4/1/2031 (d)	41,803,000	39,470,850
Morgan Stanley 4.21% 4/20/2028 (d)	40,000,000	39,710,208
Morgan Stanley 4.431% 1/23/2030 (d)	54,318,000	53,630,252
Morgan Stanley 5% 11/24/2025	82,478,000	82,749,110
Morgan Stanley 5.25% 4/21/2034 (d)	50,000,000	50,024,693
Morgan Stanley 5.424% 7/21/2034 (d)	47,424,000	47,976,551
Morgan Stanley 6.342% 10/18/2033 (d)	58,000,000	62,226,263
Morgan Stanley 6.627% 11/1/2034 (d)	50,000,000	54,536,921
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	15,343,000	15,532,151
		1,062,781,465
Consumer Finance - 1.5%
Ally Financial Inc 4.75% 6/9/2027	60,000,000	59,968,631
Ally Financial Inc 5.543% 1/17/2031 (d)	6,166,000	6,134,809
Ally Financial Inc 5.75% 11/20/2025	16,947,000	16,997,205
Ally Financial Inc 5.8% 5/1/2025	68,233,000	68,279,095
Ally Financial Inc 6.184% 7/26/2035 (d)	20,218,000	20,088,670
Ally Financial Inc 6.7% 2/14/2033	29,782,000	29,791,193
Ally Financial Inc 7.1% 11/15/2027	37,620,000	39,608,792
Ally Financial Inc 8% 11/1/2031	11,577,000	12,900,261
Capital One Financial Corp 3.273% 3/1/2030 (d)	32,130,000	30,121,603
Capital One Financial Corp 3.65% 5/11/2027	57,194,000	56,001,537
Capital One Financial Corp 3.8% 1/31/2028	29,870,000	29,230,179
Capital One Financial Corp 4.985% 7/24/2026 (d)	31,384,000	31,392,396
Capital One Financial Corp 5.247% 7/26/2030 (d)	40,470,000	40,732,489
Capital One Financial Corp 5.468% 2/1/2029 (d)	26,778,000	27,226,078
Capital One Financial Corp 5.817% 2/1/2034 (d)	46,541,000	46,902,085
Discover Financial Services 4.1% 2/9/2027	5,722,000	5,663,817
Discover Financial Services 4.5% 1/30/2026	23,106,000	23,061,305
Synchrony Financial 3.95% 12/1/2027	37,530,000	36,593,678
Toyota Motor Credit Corp 3% 4/1/2025	29,531,000	29,531,000
Toyota Motor Credit Corp 3.375% 4/1/2030	9,583,000	9,037,612
		619,262,435
Financial Services - 0.9%
Corebridge Financial Inc 3.5% 4/4/2025	9,337,000	9,335,890
Corebridge Financial Inc 3.65% 4/5/2027	33,012,000	32,433,522
Corebridge Financial Inc 3.85% 4/5/2029	13,061,000	12,628,392
Corebridge Financial Inc 3.9% 4/5/2032	15,550,000	14,374,870
Corebridge Financial Inc 4.35% 4/5/2042	3,537,000	2,957,701
Corebridge Financial Inc 4.4% 4/5/2052	10,459,000	8,370,724
Equitable Holdings Inc 4.572% 2/15/2029 (c)	7,172,000	7,067,369
Jackson Financial Inc 3.125% 11/23/2031	5,636,000	4,902,662
Jackson Financial Inc 5.17% 6/8/2027	14,655,000	14,777,667
Jackson Financial Inc 5.67% 6/8/2032	27,163,000	27,650,172
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	38,495,000	37,018,382
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	43,240,000	37,197,751
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	18,075,000	16,286,168
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	15,645,000	15,803,978
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	5,250,000	5,333,328
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	23,392,000	23,762,295
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.75% 3/15/2034	31,567,000	34,078,565
Mastercard Inc 3.3% 3/26/2027	3,028,000	2,979,126
Mastercard Inc 3.35% 3/26/2030	4,213,000	4,008,306
Pine Street Trust II 5.568% 2/15/2049 (c)	29,500,000	27,615,412
Sixth Street Lending Partners 6.125% 7/15/2030 (c)	26,655,000	26,827,695
		365,409,975
Insurance - 0.8%
AFLAC Inc 3.6% 4/1/2030	9,937,000	9,546,093
Five Corners Funding Trust II 2.85% 5/15/2030 (c)	48,444,000	44,098,925
Hartford Insurance Group Inc/The 2.8% 8/19/2029	7,704,000	7,117,540
Liberty Mutual Group Inc 3.951% 10/15/2050 (c)	4,626,000	3,389,497
Liberty Mutual Group Inc 4.569% 2/1/2029 (c)	19,896,000	19,738,692
Lincoln National Corp 3.4% 1/15/2031	34,132,000	31,396,413
Marsh & McLennan Cos Inc 4.375% 3/15/2029	19,688,000	19,619,266
Marsh & McLennan Cos Inc 4.75% 3/15/2039	9,035,000	8,579,057
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (c)	20,812,000	13,747,177
New York Life Insurance Co 3.75% 5/15/2050 (c)	7,429,000	5,473,472
Northwestern Mutual Life Insurance Co/The 6.063% 3/30/2040 (c)	2,000	2,103
Pacific LifeCorp 5.125% 1/30/2043 (c)	15,610,000	14,496,698
Progressive Corp/The 3.2% 3/26/2030	3,815,000	3,583,588
Prudential Financial Inc 6% 9/1/2052 (d)	55,017,000	55,135,672
Teachers Insurance & Annuity Association of America 3.3% 5/15/2050 (c)	16,941,000	11,320,208
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (c)	29,277,000	26,265,918
Unum Group 3.875% 11/5/2025	16,863,000	16,714,128
Unum Group 4% 6/15/2029	21,076,000	20,465,202
Unum Group 4.046% 8/15/2041 (c)	1,392,000	1,121,405
Unum Group 5.75% 8/15/2042	27,888,000	27,453,263
		339,264,317
TOTAL FINANCIALS		3,914,413,873

Health Care - 1.6%
Biotechnology - 0.4%
AbbVie Inc 3.2% 11/21/2029	17,500,000	16,531,062
Amgen Inc 1.65% 8/15/2028	65,000,000	59,403,355
Amgen Inc 5.15% 3/2/2028	20,069,000	20,429,918
Amgen Inc 5.25% 3/2/2030	18,321,000	18,738,976
Amgen Inc 5.25% 3/2/2033	20,683,000	20,981,706
Amgen Inc 5.6% 3/2/2043	19,649,000	19,476,608
Amgen Inc 5.75% 3/2/2063	17,801,000	17,347,218
		172,908,843
Health Care Providers & Services - 1.2%
Centene Corp 2.45% 7/15/2028	32,380,000	29,546,348
Centene Corp 2.625% 8/1/2031	15,205,000	12,780,058
Centene Corp 3.375% 2/15/2030	17,480,000	15,808,858
Centene Corp 4.25% 12/15/2027	19,645,000	19,169,139
Centene Corp 4.625% 12/15/2029	30,530,000	29,250,134
Cigna Group/The 3.05% 10/15/2027	67,800,000	65,600,784
Cigna Group/The 4.375% 10/15/2028	29,050,000	28,828,259
Cigna Group/The 4.8% 8/15/2038	18,087,000	16,900,547
Cigna Group/The 4.9% 12/15/2048	18,071,000	15,738,339
Cigna Group/The 5.4% 3/15/2033	30,000,000	30,543,234
CVS Health Corp 3% 8/15/2026	2,965,000	2,898,416
CVS Health Corp 3.625% 4/1/2027	7,479,000	7,337,444
CVS Health Corp 3.875% 7/20/2025	20,803,000	20,742,713
CVS Health Corp 5% 1/30/2029	15,279,000	15,350,144
CVS Health Corp 5.25% 1/30/2031	6,265,000	6,325,366
HCA Inc 3.5% 9/1/2030	18,350,000	17,017,095
HCA Inc 3.625% 3/15/2032	4,185,000	3,783,361
HCA Inc 5.625% 9/1/2028	19,094,000	19,516,604
HCA Inc 5.875% 2/1/2029	21,003,000	21,642,192
Humana Inc 3.7% 3/23/2029	12,046,000	11,541,133
Humana Inc 5.375% 4/15/2031	25,106,000	25,301,330
Sabra Health Care LP 3.2% 12/1/2031	39,949,000	34,693,202
Sabra Health Care LP 3.9% 10/15/2029	10,094,000	9,482,955
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	9,969,000	9,859,665
		469,657,320
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	6,362,000	6,440,277
Mylan Inc 4.55% 4/15/2028	6,911,000	6,768,977
Utah Acquisition Sub Inc 3.95% 6/15/2026	7,459,000	7,358,898
		20,568,152
TOTAL HEALTH CARE		663,134,315

Industrials - 0.4%
Aerospace & Defense - 0.3%
Boeing Co 3.55% 3/1/2038	3,337,000	2,611,829
Boeing Co 5.15% 5/1/2030	6,621,000	6,662,062
Boeing Co 5.805% 5/1/2050	34,788,000	33,117,530
Boeing Co 5.93% 5/1/2060	12,640,000	11,889,919
Boeing Co 6.259% 5/1/2027	7,761,000	7,984,992
Boeing Co 6.298% 5/1/2029	11,086,000	11,625,794
Boeing Co 6.388% 5/1/2031	8,397,000	8,948,002
Boeing Co 6.528% 5/1/2034	8,987,000	9,629,447
Boeing Co 6.858% 5/1/2054	13,529,000	14,695,142
Boeing Co 7.008% 5/1/2064	12,768,000	13,835,293
		121,000,010
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	3,574,000	3,759,286
Carrier Global Corp 6.2% 3/15/2054	2,214,000	2,363,387
		6,122,673
Ground Transportation - 0.0%
CSX Corp 3.8% 4/15/2050	5,875,000	4,485,442
Industrial Conglomerates - 0.0%
3M Co 2.65% 4/15/2025	1,885,000	1,883,271
3M Co 3.05% 4/15/2030	1,519,000	1,415,957
		3,299,228
Machinery - 0.0%
Deere & Co 2.75% 4/15/2025	3,746,000	3,743,323
Deere & Co 3.1% 4/15/2030	9,897,000	9,288,033
		13,031,356
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.375% 7/1/2025	28,656,000	28,563,598
TOTAL INDUSTRIALS		176,502,307

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC / EMC Corp 5.25% 2/1/2028	28,212,000	28,724,288
Dell International LLC / EMC Corp 5.3% 10/1/2029	11,000,000	11,199,929
Dell International LLC / EMC Corp 6.02% 6/15/2026	5,507,000	5,578,113
Dell International LLC / EMC Corp 6.1% 7/15/2027	9,944,000	10,254,669
Dell International LLC / EMC Corp 6.2% 7/15/2030	8,607,000	9,112,724
		64,869,723
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028 (c)	7,184,000	6,682,473
Broadcom Inc 2.45% 2/15/2031 (c)	61,131,000	53,784,695
Broadcom Inc 2.6% 2/15/2033 (c)	61,131,000	51,520,106
Broadcom Inc 3.5% 2/15/2041 (c)	49,365,000	38,655,631
Broadcom Inc 3.75% 2/15/2051 (c)	23,167,000	17,326,274
		167,969,179
Software - 0.2%
Oracle Corp 2.5% 4/1/2025	24,552,000	24,552,001
Oracle Corp 2.8% 4/1/2027	24,552,000	23,778,979
Oracle Corp 3.6% 4/1/2040	24,550,000	19,309,287
Oracle Corp 3.6% 4/1/2050	24,550,000	17,056,572
Oracle Corp 3.85% 4/1/2060	24,600,000	16,903,584
		101,600,423
TOTAL INFORMATION TECHNOLOGY		334,439,325

Materials - 0.2%
Chemicals - 0.2%
Celanese US Holdings LLC 6.6% 11/15/2028 (d)	18,666,000	19,253,377
Celanese US Holdings LLC 6.8% 11/15/2030 (d)	18,931,000	19,619,541
Celanese US Holdings LLC 6.95% 11/15/2033 (d)	11,063,000	11,561,622
Dow Chemical Co/The 4.55% 11/30/2025	13,459,000	13,433,558
		63,868,098
Real Estate - 2.6%
Diversified REITs - 0.3%
Piedmont Operating Partnership LP 2.75% 4/1/2032	6,300,000	5,088,660
Store Capital LLC 2.75% 11/18/2030	8,515,000	7,464,281
Store Capital LLC 4.625% 3/15/2029	8,847,000	8,648,353
VICI Properties LP 4.375% 5/15/2025	3,704,000	3,700,136
VICI Properties LP 4.75% 2/15/2028	29,291,000	29,292,963
VICI Properties LP 4.75% 4/1/2028 (e)	6,730,000	6,743,379
VICI Properties LP 4.95% 2/15/2030	38,231,000	37,900,811
VICI Properties LP 5.125% 5/15/2032	10,549,000	10,324,663
VICI Properties LP 5.75% 4/1/2034	5,034,000	5,060,288
Vornado Realty LP 2.15% 6/1/2026	7,918,000	7,637,003
WP Carey Inc 3.85% 7/15/2029	6,097,000	5,862,723
		127,723,260
Health Care REITs - 1.0%
Alexandria Real Estate Equities Inc 2% 5/18/2032	19,486,000	15,882,910
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	17,745,000	17,671,432
Healthcare Realty Holdings LP 3.1% 2/15/2030	6,066,000	5,566,013
Healthcare Realty Holdings LP 3.5% 8/1/2026	6,318,000	6,214,138
Healthpeak OP LLC 3.25% 7/15/2026	2,733,000	2,688,065
Healthpeak OP LLC 3.5% 7/15/2029	3,125,000	2,964,774
Omega Healthcare Investors Inc 3.25% 4/15/2033	25,245,000	21,401,066
Omega Healthcare Investors Inc 3.375% 2/1/2031	11,416,000	10,296,200
Omega Healthcare Investors Inc 3.625% 10/1/2029	26,970,000	25,217,914
Omega Healthcare Investors Inc 4.5% 4/1/2027	86,567,000	86,157,594
Omega Healthcare Investors Inc 4.75% 1/15/2028	28,933,000	28,863,248
Omega Healthcare Investors Inc 5.25% 1/15/2026	28,200,000	28,250,607
Ventas Realty LP 2.5% 9/1/2031	53,031,000	45,860,880
Ventas Realty LP 3% 1/15/2030	35,454,000	32,557,371
Ventas Realty LP 4% 3/1/2028	10,351,000	10,175,302
Ventas Realty LP 4.125% 1/15/2026	7,649,000	7,610,334
Ventas Realty LP 4.375% 2/1/2045	3,802,000	3,151,130
Ventas Realty LP 4.75% 11/15/2030	41,973,000	41,744,655
Welltower OP LLC 4% 6/1/2025	4,568,000	4,566,106
		396,839,739
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	7,890,000	6,942,017
Prologis LP 3.25% 6/30/2026	2,124,000	2,095,247
		9,037,264
Office REITs - 0.3%
Boston Properties LP 3.25% 1/30/2031	16,564,000	14,835,556
Boston Properties LP 4.5% 12/1/2028	18,628,000	18,293,174
Boston Properties LP 6.75% 12/1/2027	24,397,000	25,515,407
COPT Defense Properties LP 2% 1/15/2029	2,896,000	2,586,218
COPT Defense Properties LP 2.25% 3/15/2026	7,272,000	7,085,556
COPT Defense Properties LP 2.75% 4/15/2031	7,105,000	6,156,096
Hudson Pacific Properties LP 4.65% 4/1/2029	37,205,000	28,123,707
		102,595,714
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	20,195,000	19,091,450
Brandywine Operating Partnership LP 4.55% 10/1/2029	27,295,000	24,820,042
Brandywine Operating Partnership LP 8.3% 3/15/2028	33,242,000	34,428,873
CBRE Services Inc 2.5% 4/1/2031	23,518,000	20,472,574
CBRE Services Inc 4.875% 3/1/2026	19,900,000	19,895,377
Mid-America Apartments LP 4% 11/15/2025	3,541,000	3,529,251
Tanger Properties LP 2.75% 9/1/2031	18,732,000	16,153,137
Tanger Properties LP 3.125% 9/1/2026	16,602,000	16,252,840
Tanger Properties LP 3.875% 7/15/2027	28,881,000	28,346,502
		182,990,046
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031	3,169,000	2,718,804
American Homes 4 Rent LP 3.625% 4/15/2032	14,296,000	12,979,595
American Homes 4 Rent LP 4.3% 4/15/2052	9,909,000	7,730,861
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	21,143,000	19,727,085
Sun Communities Operating LP 2.3% 11/1/2028	7,110,000	6,561,649
Sun Communities Operating LP 2.7% 7/15/2031	18,176,000	15,817,490
		65,535,484
Retail REITs - 0.5%
Brixmor Operating Partnership LP 4.05% 7/1/2030	22,047,000	21,119,264
Brixmor Operating Partnership LP 4.125% 5/15/2029	24,028,000	23,320,947
Brixmor Operating Partnership LP 4.125% 6/15/2026	26,610,000	26,408,341
Kite Realty Group LP 5.5% 3/1/2034	6,294,000	6,301,949
Kite Realty Group Trust 4.75% 9/15/2030	42,235,000	41,676,713
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	6,358,000	6,409,445
Realty Income Corp 2.2% 6/15/2028	3,445,000	3,205,050
Realty Income Corp 2.85% 12/15/2032	4,238,000	3,650,906
Realty Income Corp 3.25% 1/15/2031	4,502,000	4,136,177
Realty Income Corp 3.4% 1/15/2028	7,083,000	6,876,338
Regency Centers LP 3.7% 6/15/2030	25,000,000	23,718,715
Simon Property Group LP 2.65% 2/1/2032	30,000,000	25,998,401
		192,822,246
TOTAL REAL ESTATE		1,077,543,753

Utilities - 1.2%
Electric Utilities - 0.6%
Alabama Power Co 3.05% 3/15/2032	29,471,000	26,331,547
Cleco Corporate Holdings LLC 3.375% 9/15/2029	15,724,000	14,598,987
Cleco Corporate Holdings LLC 3.743% 5/1/2026	60,730,000	59,968,314
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036	1,128,000	1,166,902
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	3,290,000	3,111,751
Duquesne Light Holdings Inc 2.532% 10/1/2030 (c)	10,574,000	9,316,716
Duquesne Light Holdings Inc 2.775% 1/7/2032 (c)	19,219,000	16,394,675
Exelon Corp 2.75% 3/15/2027	6,523,000	6,312,940
Exelon Corp 3.35% 3/15/2032	7,920,000	7,150,745
Exelon Corp 4.05% 4/15/2030	7,291,000	7,063,717
Exelon Corp 4.1% 3/15/2052	5,867,000	4,511,644
Exelon Corp 4.7% 4/15/2050	3,246,000	2,723,265
IPALCO Enterprises Inc 5.75% 4/1/2034	43,698,000	44,171,696
Southern Co/The 5.7% 3/15/2034	27,735,000	28,644,531
		231,467,430
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 1.375% 1/15/2026	30,500,000	29,662,610
AES Corp/The 2.45% 1/15/2031	28,885,000	24,691,818
AES Corp/The 3.95% 7/15/2030 (c)	42,717,000	40,061,089
		94,415,517
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co 3.7% 7/15/2030	4,149,000	3,981,984
Berkshire Hathaway Energy Co 4.05% 4/15/2025	53,700,000	53,682,478
NiSource Inc 2.95% 9/1/2029	40,740,000	37,876,846
NiSource Inc 3.6% 5/1/2030	22,835,000	21,623,834
Puget Energy Inc 4.1% 6/15/2030	25,767,000	24,609,915
Puget Energy Inc 4.224% 3/15/2032	27,319,000	25,435,049
Sempra 6% 10/15/2039	5,386,000	5,440,443
		172,650,549
TOTAL UTILITIES		498,533,496

TOTAL UNITED STATES		8,856,427,540
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $11,182,951,744)		10,580,608,493

U.S. Government Agency - Mortgage Securities - 18.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 18.6%
Fannie Mae 2.5% 1/1/2052	2,977,408	2,492,249
Fannie Mae 3.5% 12/1/2036	240,199	231,256
Fannie Mae 3.5% 5/1/2036	184,738	179,530
Fannie Mae 5.5% 2/1/2055	942,432	941,448
Fannie Mae 6.5% 7/1/2054	3,344,583	3,498,071
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.398%, 6.321% 5/1/2033 (b)(d)	1,169	1,191
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(d)	14,865	15,333
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(d)	3,984	4,105
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (b)(d)	1,936	1,983
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (b)(d)	20,405	20,997
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(d)	16,162	16,729
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (b)(d)	3,564	3,678
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.925% 11/1/2036 (b)(d)	72,042	74,265
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.636%, 7.268% 7/1/2035 (b)(d)	47,889	49,477
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.645%, 7.395% 5/1/2036 (b)(d)	45,245	46,617
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.649%, 7.389% 5/1/2035 (b)(d)	26,766	27,553
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.711% 3/1/2033 (b)(d)	8,252	8,495
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.683% 3/1/2036 (b)(d)	36,868	38,100
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.684%, 7.064% 5/1/2036 (b)(d)	11,103	11,458
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.697%, 6.838% 7/1/2043 (b)(d)	212,892	221,847
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 7.166% 6/1/2042 (b)(d)	22,157	23,075
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.752% 3/1/2040 (b)(d)	29,104	30,252
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.937% 7/1/2035 (b)(d)	13,620	14,051
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.5% 8/1/2041 (b)(d)	49,390	51,468
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.635% 1/1/2042 (b)(d)	63,209	65,974
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.622% 7/1/2041 (b)(d)	5,401	5,633
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(d)	10,118	10,522
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 7.115% 12/1/2040 (b)(d)	691,953	722,788
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (b)(d)	28,023	29,271
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(d)	10,190	10,644
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.638% 7/1/2041 (b)(d)	13,657	14,257
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.727% 2/1/2035 (b)(d)	40,051	41,454
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.004% 10/1/2041 (b)(d)	9,151	9,427
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.954%, 7.704% 7/1/2037 (b)(d)	66,577	69,178
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(d)	13,492	13,811
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.224%, 6.515% 8/1/2036 (b)(d)	80,157	82,084
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.912% 6/1/2036 (b)(d)	21,633	22,144
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.28%, 7.241% 10/1/2033 (b)(d)	20,229	20,682
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.393% 7/1/2034 (b)(d)	20,569	21,037
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.465%, 6.995% 5/1/2035 (b)(d)	9,313	9,544
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	14,080,806	12,483,496
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,692,388	1,400,772
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	19,175,022	16,999,830
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	18,173,637	16,112,042
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	7,946,755	7,045,285
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	4,352,230	3,858,518
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	37,990	33,680
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,658,466	1,374,772
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	18,027,876	14,799,139
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	8,219,531	7,287,117
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	26,560	23,547
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,686,300	1,396,769
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	4,083,926	3,607,888
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,722,266	1,424,408
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	26,543,668	20,085,442
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	25,466	22,497
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,758,002	1,453,012
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	1,835,655	1,406,239
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	7,408,375	6,567,977
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	26,926,272	20,374,956
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	7,488,826	6,833,312
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	5,461,242	4,368,694
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	942,957	751,367
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	465,227	372,592
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	72,348	57,648
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	50,710	40,407
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	693,506	596,838
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	5,342,395	4,552,697
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	18,433	15,729
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	9,486,446	7,698,324
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	30,367,407	24,501,037
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	22,874,828	18,541,654
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	9,402,009	7,600,422
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	67,787	53,970
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	6,839,464	5,836,337
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	5,521,819	4,711,356
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	5,111,844	4,359,908
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	5,248,503	4,229,678
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	29,131,467	23,549,374
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	18,451,108	14,880,960
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,522,807	1,219,590
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	207,769	165,554
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,991,527	1,715,897
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,423	13,258
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	15,592,445	12,536,446
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	10,875,664	8,771,307
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	6,166,575	4,998,442
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	6,378,629	6,210,218
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,461	14,123
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	58,737	47,060
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	14,658	11,744
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	443,420	353,326
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	72,556	58,517
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,849	14,447
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	11,536,064	9,783,392
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	16,659,159	13,305,590
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	98,587	78,987
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,276,295	1,032,134
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	835,645	720,098
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	12,372,580	9,881,920
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	9,354,004	7,470,998
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	21,630,296	19,770,744
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	10,847,506	8,663,851
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	2,913,416	2,658,398
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	608,521	524,275
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	18,060	15,461
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	3,735,402	3,408,433
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	6,441,939	5,508,798
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	6,389,145	5,488,032
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	1,698,705	1,449,145
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	38,551,099	30,899,003
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	4,066,043	3,285,648
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,037,390	1,629,801
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	237,577	190,272
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	68,680	55,005
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	6,399,090	5,838,963
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	2,597,076	2,219,466
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	2,350,806	2,248,897
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	12,797,621	11,899,938
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2029	340,698	330,509
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2029	33,163	32,170
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	2,432,303	2,327,933
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	262,846	251,795
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	69,201	66,290
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	37,678	36,078
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	7,157	6,856
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	37,704	35,923
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	420,012	407,791
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,526,381	1,461,523
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	79,285	75,917
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	75,184	71,926
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	593,128	565,124
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	10,219	9,799
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	10,081,514	8,860,927
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	6,578,553	5,782,075
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	4,178,279	3,672,407
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,383,141	1,215,682
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,379,713	1,213,100
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,268,498	1,114,918
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	11,098,841	9,314,599
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	8,588,453	7,213,147
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	4,238,075	4,054,376
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	115,035	109,503
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	26,005	24,778
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	11,271,053	10,771,910
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	15,667,728	13,202,853
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	82,814	69,578
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,318,115	1,262,095
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	4,010,274	3,549,249
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	3,219,292	2,844,223
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	25,235	24,054
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	1,249,743	1,112,431
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,156,821	1,029,034
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	5,058,646	4,242,260
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	2,353,049	2,253,016
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	8,623,975	7,861,639
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	3,751,492	3,317,543
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	1,342,545	1,172,868
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	26,361,378	22,428,345
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	264,480	253,930
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	907,139	807,393
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,314,393	1,166,512
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,039,275	921,893
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	218,531	192,892
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	83,161	72,963
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	265,042	223,676
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	29,734,088	25,093,436
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,588,278	6,366,021
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	6,984,699	5,859,661
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	31,109,529	26,283,374
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	2,599,564	2,294,986
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,065,532	942,520
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,663,372	1,594,884
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	359,313	344,820
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	14,265,474	13,367,362
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	30,441,882	25,510,014
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	24,516,805	20,544,855
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	23,655,053	19,822,715
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	24,037	23,294
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	633,720	606,796
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2035	5,562,661	5,182,901
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	8,476,535	7,463,510
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	122,189	118,106
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2037	1,909,658	1,788,778
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	1,784,797	1,623,973
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	371,814	337,714
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	246,853	225,377
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	210,127	190,953
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	193,566	176,176
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	182,613	166,077
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	159,404	144,641
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	155,346	141,531
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	132,242	119,701
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	101,080	92,234
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	73,645	67,435
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	45,231	41,336
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	44,568	40,503
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	43,934	39,904
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	34,121	30,882
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	31,914	29,160
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	31,979	28,958
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	31,960	28,924
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	28,709	26,015
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	27,050	24,578
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	26,276	23,965
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	24,749	22,520
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	24,462	22,251
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,459	10,347
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	140,368	128,016
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	7,700,240	6,731,559
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,293,299	1,131,007
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	434,193	378,622
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	19,006	16,573
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	3,939,051	3,768,952
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	159,909	144,938
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	3,558	3,259
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	2,915,377	2,601,467
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	6,293,740	5,511,829
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	837,564	814,865
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	1,303,070	1,221,809
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	219,755	206,051
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	897,633	816,995
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	131,681	119,392
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	92,452	84,274
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	66,029	59,762
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	28,835	26,264
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	26,160	23,735
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	25,833	23,642
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	24,928	22,972
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	22,100	19,950
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,086	9,189
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,750,506	3,346,674
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,609,180	3,220,565
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,509,773	1,319,845
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	19,446,773	17,042,931
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	10,636,659	9,328,494
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	252,316	220,417
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	13,062	12,797
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	5,019,929	4,872,561
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	2,170,370	2,106,197
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	479,956	437,510
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	207,194	188,526
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	117,711	107,078
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	87,023	78,925
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	84,613	76,581
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	81,121	73,813
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	79,559	72,311
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	76,073	69,222
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	68,398	62,217
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	33,314	30,509
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,314	23,007
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	22,136	20,113
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	16,947	15,414
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,983	14,418
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,691	14,367
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,026	9,194
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,056	6,391
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,968	5,426
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	20,867	18,678
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	21,724	19,032
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	13,985,412	12,226,063
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	6,962,841	6,097,803
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,588,982	4,021,732
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,206,435	1,933,695
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,457,097	1,422,286
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	83,583	81,807
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	83,635	80,843
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	576,534	561,272
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	1,817,046	1,702,029
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	1,019,734	955,186
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,320,261	1,199,202
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,006,199	913,947
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	750,269	682,588
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	595,807	541,761
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	477,926	434,252
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	298,473	271,907
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	247,088	224,426
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	228,029	206,112
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	154,344	140,646
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	117,107	106,574
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	96,300	86,973
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	66,607	60,399
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	17,936	16,181
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	17,488	15,923
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,505	8,634
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	7,464	6,942
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	8,448,569	7,433,272
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	24,116,388	21,090,109
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	6,220,507	5,439,918
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,650,500	3,186,708
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	399,494	349,363
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	183,199	177,615
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	2,547,085	2,385,857
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	2,469,277	2,312,974
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	427,622	387,802
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	107,010	97,268
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	70,727	64,216
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	32,708	29,671
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	24,255	22,045
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	17,539	15,930
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	14,756	13,445
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	101,272	91,097
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	274,915	245,830
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	109,022	97,487
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	1,328,106	1,185,104
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	11,378,157	9,921,907
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	9,319,785	8,126,980
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	319,347	288,215
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	264,368	240,361
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	65,230	59,050
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	54,901	49,702
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	53,108	48,267
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	45,819	41,479
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	18,772	17,042
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	18,243	16,558
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	10,583	9,612
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	1,187,997	1,061,937
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	46,220	40,695
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	42,366,373	37,275,041
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,325,689	1,199,723
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,095,169	995,307
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	152,602	138,220
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	99,450	90,316
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	74,833	67,910
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	67,548	61,300
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	35,804	32,518
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	19,691	17,889
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	15,833	14,281
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	3,337	3,007
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	1,549,368	1,385,447
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	113,957	101,900
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	76,272	68,870
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	1,191,764	1,064,187
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	1,220,169	1,065,529
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	21,560	19,413
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	15,682	14,173
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	15,564	14,045
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	11,191	10,090
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	1,038,412	943,329
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	106,301	95,054
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	12,825,374	11,231,995
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	277,977	242,747
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	1,999,999	1,735,902
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	1,824,907	1,584,500
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	1,686,191	1,642,647
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	15,371	14,436
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	243,765	222,154
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	57,671	52,275
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	4,447,343	4,014,488
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	25,994	23,534
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	18,513	16,884
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	612,105	547,345
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	547,407	489,492
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	10,642,009	9,496,143
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	4,512,523	3,968,825
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	228,454	199,501
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	56,230	54,995
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	707,206	640,046
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	312,330	281,947
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	39,183	35,407
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	3,446,748	3,082,086
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	338,520	302,705
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	111,807	99,908
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	15,939,510	14,009,053
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	280,580	244,231
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	88,552	77,579
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	6,384,677	5,603,439
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	43,692	38,263
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	1,595,072	1,526,192
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	3,520,474	3,417,419
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	837,992	761,748
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	121,835	110,125
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	107,718	97,192
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	44,382	40,145
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	5,419	4,904
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	108,694	95,224
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	23,420	20,356
Fannie Mae Mortgage pass-thru certificates 3.25% 12/1/2041	15,318	14,316
Fannie Mae Mortgage pass-thru certificates 3.4% 7/1/2042	34,752	32,193
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	175,935	162,786
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	114,970	106,668
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	33,006	31,530
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	18,990	17,826
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	880,692	821,567
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	142,527	133,112
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	8,033,494	7,385,453
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	142,369	130,884
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	47,128	43,326
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	11,089	10,205
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	481	444
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,798,991	3,512,719
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	2,335,324	2,127,965
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	4,169	4,070
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2035	133,552	128,288
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	27,995	26,272
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,698,232	1,584,302
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	610,240	572,633
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	561,887	524,032
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	150,700	140,555
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	90,724	84,656
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	42,829	40,125
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	25,045	23,316
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	4,815	4,495
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	425,417	391,499
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	261,499	240,895
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	3,565,525	3,296,845
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	7,758	7,156
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	2,574,725	2,334,040
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	4,161	3,895
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	286,050	265,902
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	181,332	168,957
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	96,268	89,443
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	87,339	81,336
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	46,987	43,800
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	24,161	22,483
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	89,953	83,596
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	26,943	24,795
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	5,710	5,255
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	269,738	244,523
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	114,162	103,562
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	88,455	80,242
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	13,251	12,444
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	199,017	186,008
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	132,057	123,315
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	76,590	71,324
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	21,877	20,322
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	61,707	57,076
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,834,087	1,686,136
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	484,759	445,655
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	876,366	804,029
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	329,032	305,920
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	111,305	103,833
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	61,298	56,825
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	19,924	18,316
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	46,040	41,880
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	4,679,768	4,249,616
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	376,869	350,109
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	359,548	334,762
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	7,833,938	7,094,278
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,351,930	1,220,059
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	206,694	196,286
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	377,044	352,036
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	263,099	245,575
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	18,432	17,186
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	4,690	4,387
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	1,435,727	1,335,933
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	835,363	777,026
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	145,056	135,080
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	105,805	98,455
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	35,157	32,750
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	2,407,261	2,220,596
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	659,092	607,984
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	5,439	4,971
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	525,456	476,993
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	120,711	114,633
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	754,558	705,687
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	98,856	91,972
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	5,503	5,145
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	4,028	3,768
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,196,839	1,112,999
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	664,489	618,257
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	20,473	18,972
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2044	10,398	9,717
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	1,198,563	1,105,624
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	1,053,031	955,910
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	32,309	29,329
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	135,373	128,557
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	868,325	810,423
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	34,339	32,069
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	20,570	19,189
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	1,105,594	1,028,798
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	17,162	16,007
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	649,787	589,654
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	49,052	45,737
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,214	3,936
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	105,399	97,839
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	3,012,437	2,769,432
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	1,822,333	1,675,330
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	192,345	176,829
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	9,767,865	9,066,950
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	3,581,392	3,249,962
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	4,709,361	4,300,035
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	929,308	867,712
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	225,962	211,330
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	136,625	127,278
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	1,053,204	983,847
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	133,132	124,164
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	25,077	23,340
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	4,244	3,951
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	46,746	43,262
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	516,263	474,618
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	19,098	17,593
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	10,868,968	9,927,662
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	597,722	540,016
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	302,040	274,089
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	3,356,085	3,033,969
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	8,629	8,248
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	396,320	369,533
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	350,551	327,183
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	214,600	200,152
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	154,011	143,811
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	111,315	104,250
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	81,010	75,775
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	62,837	58,573
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	36,498	34,057
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	31,008	29,021
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	856,031	789,652
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	25,462	23,488
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	6,377,461	5,882,938
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	10,392	9,573
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	2,277,605	2,106,688
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	57,660	52,757
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	2,026,372	1,836,947
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	404,639	367,193
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	32,490	29,484
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	22,296	20,233
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	19,948	18,678
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	52,814	49,518
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	26,024	24,794
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,029,120	2,915,689
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	391,312	376,250
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	124,274	119,476
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	115,897	111,538
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	77,208	74,361
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	48,000	46,170
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	30,555	29,382
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	24,427	23,485
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	15,170	14,594
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,585	14,078
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,817	11,394
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,881	9,532
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,817	9,449
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,227	8,877
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	1,974,876	1,900,301
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	135,724	130,454
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	87,166	83,535
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	7,719	7,586
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	274,631	263,800
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	138,120	131,986
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	1,017,861	969,657
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	274,109	260,933
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	56,435	53,405
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	256,357	241,791
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	406,358	391,537
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	87,434	84,143
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	329,872	317,860
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	160,758	154,377
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	108,899	105,129
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	63,694	61,326
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	40,209	38,727
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	24,669	23,787
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	19,191	18,527
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	1,184	1,138
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,700,563	1,634,623
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,078,391	1,036,256
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	61,254	58,783
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	29,404	28,296
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	18,379	17,673
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	5,901	5,748
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	550,852	529,289
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	177,309	168,897
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	54,255	51,580
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	2,945,391	2,805,656
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2038	258,128	248,784
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,803,275	2,698,660
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	351,293	338,688
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	239,778	231,368
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	212,617	204,401
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	200,000	192,133
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	188,656	181,453
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	183,153	176,346
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	182,237	175,605
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	165,249	158,982
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	153,506	147,398
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	145,019	139,534
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	132,444	127,248
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	123,667	119,014
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	96,421	92,704
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	89,116	85,556
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	80,977	78,134
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	79,792	76,739
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	70,516	67,695
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	62,750	60,249
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	55,282	53,560
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	39,636	37,958
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	35,104	33,800
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	32,627	31,389
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	24,709	23,897
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	23,609	22,757
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,903	13,384
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,167	3,041
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	891	858
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	2,017,142	1,939,330
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	525,550	505,178
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	452,906	435,218
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	20,120	19,283
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	38,401	36,906
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	655,137	622,623
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2038	498,185	480,162
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2039	250,201	240,737
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	483,717	465,196
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	102,404	98,528
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	88,714	85,435
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	45,007	43,253
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	17,027	16,459
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	14,996	14,449
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	13,594	13,150
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	12,417	11,942
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,967	10,528
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	7,898	7,611
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,914	4,722
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,224	4,074
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,678	3,545
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,486	3,356
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,519	1,463
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	718	690
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	419,004	402,444
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	230,749	221,953
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	39,688	38,127
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	27,532	26,478
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	113,240	108,752
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	67,247	64,201
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	643,398	613,947
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	129,039	123,041
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	532,834	507,223
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	239,528	227,640
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	17,354	16,498
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	471,344	447,067
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	2,522,486	2,428,330
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	156,909	151,011
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	44,971	43,273
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	35,096	33,673
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	25,617	24,618
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	16,103	15,525
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	11,675	11,233
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	10,723	10,314
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	8,612	8,288
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	1,912	1,840
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	1,419,837	1,363,380
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	254,233	243,884
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	120,847	116,242
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	80,500	77,692
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	43,865	42,165
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	38,794	37,227
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	11,037	10,588
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	4,947	4,748
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	14,012	13,317
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	325,381	309,232
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	588,700	556,355
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	20,994	19,913
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	2,316,476	2,184,861
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	34,295	33,328
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	1,010,794	975,473
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	363,375	350,516
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	113,053	109,010
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	142,664	137,735
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	67,802	65,232
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	57,927	55,597
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	33,125	31,857
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	32,753	31,436
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	23,998	23,091
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	22,930	22,084
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,693	7,408
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,689	7,399
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,403	4,230
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,156	2,074
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	1,168,115	1,121,101
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	142,557	137,029
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	131,668	126,361
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	108,516	104,186
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	94,976	91,187
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	55,814	53,637
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	41,387	39,599
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	2,635,476	2,516,383
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	928,531	884,931
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	154,739	147,361
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	2,065,505	1,966,222
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	125,029	118,824
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	641,535	605,887
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	974,273	935,876
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	338,607	325,417
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	327,891	315,100
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	187,306	179,751
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	139,558	133,884
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	62,631	60,026
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	60,221	57,706
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	50,688	48,650
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	35,373	34,127
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	20,445	19,624
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	434,388	415,381
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	213,060	202,887
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	112,145	106,440
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	2,664,068	2,528,521
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	620,446	587,909
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	609,258	577,307
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	152,817	144,135
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	2,888,413	2,722,722
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2039	232,400	223,799
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	2,831,051	2,687,009
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	1,105,296	1,047,332
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	603,351	581,690
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	470,338	453,802
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	1,758	1,698
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	302,200	290,912
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	231,452	220,965
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	21,235	20,275
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	330,764	314,865
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	2,066,084	1,962,254
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	60,228	58,321
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	4,825	4,666
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	1,085	1,046
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	46,476	44,575
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	31,261	29,874
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	3,377,928	3,217,673
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,746,010	1,657,174
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,495,321	1,419,240
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	118,048	113,635
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	12,447	12,004
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	11,033	10,656
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	117,274	112,103
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	30,266	28,928
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	24,790	23,687
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	339,844	323,297
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	316,098	300,707
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	205,381	195,252
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2038	347,206	336,103
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	641,924	620,697
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	58,408	56,386
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	56,628	54,436
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	26,983	25,941
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	67,712	65,065
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	28,745	27,562
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	24,552	23,557
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	17,738	17,113
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	6,837	6,578
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	14,383	13,739
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	3,977,127	3,788,445
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	29,749	28,319
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	48,757	47,430
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	4,233	4,206
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	21,204	20,827
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	517,347	503,295
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	71,768	69,774
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	43,962	42,755
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	35,082	34,030
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	28,646	28,337
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,160	3,111
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	1,554,001	1,524,420
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	222,822	216,770
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	10,868	10,573
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	3,446	3,422
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	503,608	498,596
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	44,499	44,018
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	18,115	17,928
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	152,951	151,328
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	8,417	8,349
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	4,060,557	4,016,625
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	122,337	120,784
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	196,674	192,746
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	32,111	31,470
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	373,758	369,628
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	75,859	73,869
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	21,902	21,308
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	63,385	62,993
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	20,000	19,886
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	307,656	304,661
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	59,993	59,391
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	58,784	58,133
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	12,490	12,361
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	9,342	9,242
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	334,966	331,032
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	12,120	11,905
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	23,449	22,995
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	6,197	6,098
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	243,960	237,868
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2047	37,467	36,449
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	975,331	949,754
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	5,333,835	5,148,961
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	15,838	15,748
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	753,000	745,083
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	21,560	21,311
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	13,141	13,000
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,315	1,302
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	537,868	527,629
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	975,037	964,361
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	263,701	256,374
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	194,196	188,801
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	95,867	92,964
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	3,047,962	3,016,612
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	120,638	119,871
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	2,224	2,211
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	24,806	24,365
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	196,085	191,985
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	155,079	151,545
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	153,578	149,743
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	37,699	36,757
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	28,199	27,521
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	302,500	294,095
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	58,300	56,643
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	2,176,853	2,162,642
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	633,418	629,424
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	376,170	373,859
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	10,044	9,947
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	729	722
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	71,054	70,175
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	19,968	19,746
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	5,537	5,471
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	2,078	2,055
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	124,212	122,003
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	56,767	55,757
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	93,466	91,599
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	210,315	205,063
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	155,162	151,149
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	97,305	94,754
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	80,795	78,677
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	42,325	41,268
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	34,709	33,842
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	206,613	200,743
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	404	402
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	5,474,557	5,423,380
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	4,274	4,233
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	13,073	12,937
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	126,804	125,399
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	10,828	10,700
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	133,703	130,197
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	53,132	51,839
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	24,245	23,655
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	374	373
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,601,586	1,585,113
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,913	1,895
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	1,875,860	1,855,176
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	571,791	567,899
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	512,066	502,958
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	158,417	155,104
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	82,394	80,517
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	2,765,517	2,695,589
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	75,307	73,403
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	43,003	41,876
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	25,110	24,499
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	5,080	5,072
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	5,872	5,839
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,806	2,792
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	406,565	402,612
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	71,039	70,348
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	14,778	14,633
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	10,119	10,020
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,680	2,653
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	11,222	11,088
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	16,539	16,330
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	79,523	77,934
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	2,256,857	2,199,791
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	346,503	337,417
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	97,247	96,673
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	40,391	40,146
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	37,372	37,153
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	28,495	28,318
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	26,564	26,393
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	17,482	17,381
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	12,074	12,000
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,763	6,728
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,245	6,209
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,941	4,915
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	11,677	11,616
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	4,345,803	4,301,103
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	338,697	335,091
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	4,031	3,992
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	3,674	3,638
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,225	2,202
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,536	1,522
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	37,650	37,254
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	14,461	14,303
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	9,723	9,577
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	18,925	18,417
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	93,805	93,240
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	43,653	43,388
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	42,030	41,775
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	34,449	34,242
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	19,642	19,526
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	15,686	15,588
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	205,577	204,136
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	105,543	104,863
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	5,599	5,559
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	20,879	20,683
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	5,217	5,154
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	46,225	45,652
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	893,658	884,180
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	110,599	109,377
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	374,249	364,201
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	76,879	74,791
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	5,174	5,216
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	9,027	9,138
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	713,820	723,369
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	18,642,565	18,503,098
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	12,134,776	12,032,618
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	2,728,102	2,758,070
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	9,889,762	9,815,776
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	6,307,182	6,252,113
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,844,857	5,812,091
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	8,019	8,120
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	6,731,887	6,679,422
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	1,952,610	1,974,080
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	683,668	687,933
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	329,202	333,009
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	28,618	28,896
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2045	5,651	5,699
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	124,985	126,663
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	33,477	33,923
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	31,828	32,117
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	2,755,381	2,746,822
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	4,716,629	4,768,087
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	696,659	704,207
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	61,608	62,427
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	50,248	50,919
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	36,160	36,602
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	22,775	22,982
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	987,396	984,020
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	100,778	101,831
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	1,170,047	1,183,722
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	19,051	19,286
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	11,150	11,291
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	46,819	47,445
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	13,253	13,432
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	24,407	24,704
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	20,917	21,196
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	48,488	48,929
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	22,792	22,999
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	11,832	11,986
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	69,948	70,583
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	18,797	18,968
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	120	120
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	14,359	14,536
Fannie Mae Mortgage pass-thru certificates 5.298% 8/1/2041 (d)	532,426	534,886
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	1,454,371	1,452,852
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	1,186,044	1,212,974
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	432,846	442,674
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	9,307,060	9,323,517
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	9,235,018	9,227,972
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2048	1,831,237	1,872,816
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	1,999,801	1,997,713
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	13,088,745	13,111,888
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	3,511,084	3,507,417
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	2,926,919	2,950,387
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	1,147,835	1,146,995
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2049	1,059,087	1,079,825
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	429,491	437,901
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	91,901	93,700
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	66,741	68,048
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2048	444,817	456,168
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	368,558	374,853
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	6,744,067	6,800,250
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	6,370,765	6,447,728
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	5,884,733	5,941,113
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	23,106,855	23,154,933
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	9,320,388	9,395,121
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2048	276,091	282,359
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	21,543,614	21,797,144
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	32,867,034	32,935,421
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	8,437,417	8,563,078
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	9,564,787	9,581,700
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	1,999,801	1,997,713
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.938% 5/1/2034 (b)(d)	25,860	26,176
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.998% 9/1/2033 (b)(d)	66,024	66,742
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.38% 1/1/2035 (b)(d)	4,648	4,734
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.316% 2/1/2033 (b)(d)	166	169
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.369% 12/1/2034 (b)(d)	11,825	12,051
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.41% 3/1/2035 (b)(d)	9,931	10,128
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.754% 10/1/2033 (b)(d)	1,875	1,908
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.369% 7/1/2035 (b)(d)	2,180	2,226
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 7.157% 9/1/2035 (b)(d)	4,042	4,167
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 2.5%, 7.25% 3/1/2036 (b)(d)	41,930	43,611
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	8,312	8,727
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	1,447	1,517
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2037	1,202,819	1,264,888
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	402,541	424,442
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	390,388	412,337
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	32,832	34,694
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	212,094	221,470
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	61,260	64,094
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	20,665	21,440
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	8,941	9,403
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	8,086	8,500
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	5,688	5,986
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,847	1,935
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,431	1,494
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,057	1,112
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	896	943
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	685	719
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	393,309	414,161
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	108,530	114,490
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	13,265,505	13,716,448
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	604,561	631,622
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	51,660	54,114
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	48,546	50,389
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	20,749	21,690
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	3,911	4,117
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,913	2,014
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	831	873
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	720	757
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	23,467	24,769
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	1,328	1,402
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	1,034	1,093
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	8,366,447	8,629,938
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	3,154,219	3,262,428
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,218,318	1,261,637
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	60,665	64,049
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	1,123	1,186
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	734	774
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	12,503,839	12,875,163
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,975,624	2,052,198
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2035	685	714
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	174,230	181,864
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	52,784	55,465
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	141,757	149,725
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	38,121	39,932
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	4,218	4,458
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	8,304,186	8,467,103
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	15,846,418	16,351,670
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	52,011	54,891
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	2,590	2,698
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	3,078	3,232
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	754	795
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	9,507	10,005
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	527,170	556,149
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	23,335,085	23,792,889
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	54,364	56,833
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	6,404	6,734
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	3,693	3,869
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	186	194
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	104	107
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	178,867	187,910
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (l)	13,744,922	14,143,438
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	10,084,408	10,357,884
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	25,703,674	26,199,914
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	62,146	65,231
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	12,289	12,879
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	9,001	9,442
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,226	1,285
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	872	914
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	536	561
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	347	352
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	63,839	67,432
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	358,250	378,233
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	18,201,990	18,769,550
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	13,039,436	13,291,178
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	16,084	16,837
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	6,304	6,605
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,429	4,642
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	3,850	4,041
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	358	376
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	188	197
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	876,858	914,339
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2038	188	199
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	28,410,612	28,959,113
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	8,788	9,026
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	89,058	93,438
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	10,296	10,773
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,966	3,122
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,591	1,672
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,306	1,367
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	177	184
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	35,670	37,623
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	38,684	40,848
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	32,202,691	32,824,402
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	635	672
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	610	645
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	14,398,048	15,023,252
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	2,944,103	3,096,094
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	11,120	11,783
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2054	63,104	65,093
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	11,965,108	12,484,666
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	332,318	342,957
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	3,826	3,990
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	39,443	41,237
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	1,614	1,713
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	2,638,617	2,763,418
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	718	759
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	3,439	3,647
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	5,046,027	5,215,862
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	5,267,041	5,530,727
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	1,176	1,253
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	1,970	2,064
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	12,574,899	13,160,233
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	8,619,879	8,907,979
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	11,332	11,816
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,681	2,794
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	4,383	4,590
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	783	829
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	29,141,894	30,543,919
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	9,700,060	10,024,264
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	6,475	6,861
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,395	1,479
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	33,449	34,955
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	26,450	27,629
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	6,005	6,277
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	4,963,751	5,201,317
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	590	625
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	8,579,790	8,965,754
Fannie Mae Mortgage pass-thru certificates 6.758% 2/1/2039 (d)	198,646	205,253
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	183	184
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	58	58
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	19	19
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	3,035	3,064
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	283	296
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	44	46
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	199	208
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	1,874	1,964
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	299	315
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	186	196
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	265	265
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	33	33
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	20	20
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	1,188	1,197
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	23	25
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	15,143	15,828
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	6,748	7,053
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	1,094	1,144
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	198	199
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	92	96
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	54	57
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	7,627	7,972
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	871	910
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	290	303
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	230	240
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	273	288
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	493	524
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	437	458
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	66	67
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	60	60
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	20	20
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	17	17
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	3	3
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	145	145
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	966	1,010
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	394	412
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	282	294
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	243	254
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	172	179
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	142	149
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	1,797	1,878
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2031	10,198	10,728
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2025	6	6
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	687	693
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	297	297
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	2,049	2,142
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	707	744
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	320	339
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	222	222
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	106	106
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	46	48
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	5,868	6,134
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	823	860
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	345	360
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	7,618	7,963
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	787	822
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	57	59
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	1,422	1,486
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	397	416
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	2,674	2,837
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	1,676	1,683
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	70	71
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	35	35
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	11	11
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2027	86	90
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	46	48
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	17	17
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2029	253	264
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	10,832	11,408
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	595	628
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	299	313
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	113	119
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	725	727
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	78	82
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	14	14
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	106	111
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	289	304
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	774	819
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	526	557
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	47	50
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	342	344
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	171	172
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	148	155
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	80	81
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2027	30	31
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	6,819	7,127
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	237	248
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	16,213	16,947
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	2,392	2,532
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	851	896
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	394	416
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	87	91
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	3,018	3,154
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	17	18
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	1,986	2,076
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	8,793	9,310
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	4,228	4,419
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,868	1,960
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,473	1,562
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	437	462
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	258	258
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	78	81
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2027	14	14
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	3,141	3,283
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	57	60
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	1,452	1,518
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	238	248
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	48	50
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	23	24
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	506	532
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	203	214
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	1,301	1,373
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	1,140	1,208
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	290	305
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	128	135
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	4,180	4,493
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	55	55
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	47	47
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	8	8
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	1	0
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	1,760	1,774
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	368	370
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	2,064	2,157
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	812	816
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	329	344
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	961	1,005
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	341	356
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	118	123
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	45	47
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	1,020	1,066
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	125	131
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	14,765	15,641
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	3,728	3,947
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	32	32
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	30	30
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	4	3
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	2,085	2,103
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	105	110
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	930	972
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	27	28
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	968	1,012
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	677	708
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	561	586
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	3,581	3,743
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	142	148
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	3,911	4,088
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	4,251	4,457
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	364	381
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	311	326
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	168	177
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	3,007	3,189
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	46	46
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	1,271	1,289
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	33	33
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,453	1,485
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,362	1,396
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,190	1,219
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	478	491
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	448	460
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	223	229
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	130	134
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	122	125
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	62	62
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	54	55
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	36	37
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2030	633	662
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	48	48
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	415	427
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	94	96
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	91	94
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	56	58
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	14,912	15,360
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	3,031	3,182
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	426	444
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	1,410	1,443
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	743	764
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	615	628
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	437	442
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	368	376
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	66	68
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	67	68
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	60	61
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	489	498
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	200	209
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	70	72
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	26,766	28,181
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	1,161	1,195
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	382	394
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	294	302
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	54	54
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	792	812
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	283	295
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	1,357	1,437
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	520	530
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	393	401
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	693	692
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	196	202
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	75	77
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	2,973	3,119
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	1,344	1,401
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	67	70
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	853	902
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2026	901	902
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	1,829	1,868
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	314	324
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	321	323
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	600	613
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	114	115
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	531	546
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	31	32
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	1,447	1,479
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	129	131
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	117	119
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	72	73
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	1,008	1,032
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	122	125
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	712	742
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	495	500
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	55	55
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	628	641
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	92	94
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	2,488	2,568
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2029	3,383	3,534
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2025	35	35
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2025	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	320	326
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	256	261
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	66	67
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	5,706	5,814
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	2,078	2,160
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	257	265
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	210	215
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	46	48
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	166	171
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	6,471	6,759
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	4,017	4,200
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	2,931	3,072
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	2,782	2,901
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	2,020	2,116
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,910	1,983
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,418	1,486
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	968	1,008
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	436	447
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	301	305
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	211	218
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	84	86
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	43	45
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	17,248	17,733
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	338	357
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	104	104
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	222	225
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	880	904
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	270	275
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	109	112
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	97	100
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	53	54
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	36	37
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	29	29
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	1,203	1,254
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	828	868
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	589	613
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	96	100
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	70	74
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	43	44
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	8,236	8,755
Freddie Mac 5.5% 1/1/2055	1,289,186	1,288,243
Freddie Mac Gold Pool 1.5% 1/1/2036	8,168,969	7,242,291
Freddie Mac Gold Pool 1.5% 1/1/2051	1,238,857	944,405
Freddie Mac Gold Pool 1.5% 10/1/2035	11,060,415	9,805,735
Freddie Mac Gold Pool 1.5% 11/1/2035	9,563,339	8,478,486
Freddie Mac Gold Pool 1.5% 11/1/2035	9,176,621	8,135,636
Freddie Mac Gold Pool 1.5% 11/1/2035	93,593	82,976
Freddie Mac Gold Pool 1.5% 11/1/2050	821,842	628,817
Freddie Mac Gold Pool 1.5% 12/1/2035	17,807,603	15,787,529
Freddie Mac Gold Pool 1.5% 12/1/2040	1,008,980	835,718
Freddie Mac Gold Pool 1.5% 12/1/2050	588,784	450,497
Freddie Mac Gold Pool 1.5% 12/1/2050	149,187	114,287
Freddie Mac Gold Pool 1.5% 2/1/2036	21,520,090	19,078,877
Freddie Mac Gold Pool 1.5% 2/1/2041	1,734,782	1,434,626
Freddie Mac Gold Pool 1.5% 2/1/2051	33,091,481	25,040,135
Freddie Mac Gold Pool 1.5% 3/1/2036	44,025	38,893
Freddie Mac Gold Pool 1.5% 3/1/2041	1,763,616	1,457,384
Freddie Mac Gold Pool 1.5% 3/1/2051	9,658,640	7,308,638
Freddie Mac Gold Pool 1.5% 3/1/2051	208,784	159,943
Freddie Mac Gold Pool 1.5% 4/1/2041	1,799,068	1,485,643
Freddie Mac Gold Pool 1.5% 5/1/2036	77,679	68,479
Freddie Mac Gold Pool 1.5% 6/1/2051	496,781	380,569
Freddie Mac Gold Pool 1.5% 7/1/2035	11,439,961	10,167,251
Freddie Mac Gold Pool 1.5% 8/1/2035	7,789,962	6,923,319
Freddie Mac Gold Pool 2% 1/1/2052	1,112,762	886,671
Freddie Mac Gold Pool 2% 10/1/2041	9,585,995	8,180,014
Freddie Mac Gold Pool 2% 10/1/2051	30,152,420	24,271,045
Freddie Mac Gold Pool 2% 10/1/2051	4,194,710	3,390,931
Freddie Mac Gold Pool 2% 10/1/2051	1,461,019	1,178,323
Freddie Mac Gold Pool 2% 11/1/2041	5,918,371	5,048,242
Freddie Mac Gold Pool 2% 11/1/2050	18,871	15,119
Freddie Mac Gold Pool 2% 11/1/2051	26,487,224	21,295,932
Freddie Mac Gold Pool 2% 11/1/2051	16,584,971	13,329,261
Freddie Mac Gold Pool 2% 11/1/2051	2,714,763	2,174,207
Freddie Mac Gold Pool 2% 11/1/2051	1,966,322	1,585,854
Freddie Mac Gold Pool 2% 11/1/2051	1,321,991	1,066,196
Freddie Mac Gold Pool 2% 11/1/2051	721,307	574,752
Freddie Mac Gold Pool 2% 11/1/2051	475,832	379,152
Freddie Mac Gold Pool 2% 12/1/2051	3,721,819	3,001,676
Freddie Mac Gold Pool 2% 12/1/2051	838,618	668,228
Freddie Mac Gold Pool 2% 12/1/2051	374,719	300,106
Freddie Mac Gold Pool 2% 12/1/2051	193,232	153,972
Freddie Mac Gold Pool 2% 2/1/2041	3,117,960	2,675,020
Freddie Mac Gold Pool 2% 2/1/2042	1,109,903	941,276
Freddie Mac Gold Pool 2% 2/1/2051	3,863,061	3,090,237
Freddie Mac Gold Pool 2% 2/1/2052	39,572,152	31,915,246
Freddie Mac Gold Pool 2% 3/1/2041	1,969,012	1,698,065
Freddie Mac Gold Pool 2% 3/1/2051	6,452,416	5,153,514
Freddie Mac Gold Pool 2% 3/1/2051	386,771	309,396
Freddie Mac Gold Pool 2% 4/1/2042	18,641,398	16,002,881
Freddie Mac Gold Pool 2% 4/1/2052	6,689,070	5,392,696
Freddie Mac Gold Pool 2% 5/1/2041	2,925,376	2,504,322
Freddie Mac Gold Pool 2% 5/1/2051	85,529,703	69,194,188
Freddie Mac Gold Pool 2% 5/1/2051	6,480,343	5,175,819
Freddie Mac Gold Pool 2% 5/1/2051	1,366,320	1,094,262
Freddie Mac Gold Pool 2% 5/1/2051	575,819	461,163
Freddie Mac Gold Pool 2% 6/1/2035	39,264,686	35,889,109
Freddie Mac Gold Pool 2% 6/1/2041	4,891,099	4,186,749
Freddie Mac Gold Pool 2% 6/1/2050	96,284,034	77,172,394
Freddie Mac Gold Pool 2% 6/1/2050	21,016,026	16,982,424
Freddie Mac Gold Pool 2% 7/1/2035	5,199,067	4,743,980
Freddie Mac Gold Pool 2% 7/1/2041	23,566,973	20,261,090
Freddie Mac Gold Pool 2% 7/1/2041	17,937	15,332
Freddie Mac Gold Pool 2% 8/1/2051	1,304,731	1,043,714
Freddie Mac Gold Pool 2% 9/1/2050	52,953,182	42,359,644
Freddie Mac Gold Pool 2% 9/1/2051	7,827,251	6,329,860
Freddie Mac Gold Pool 2.5% 1/1/2031	63,824	61,339
Freddie Mac Gold Pool 2.5% 1/1/2033	56,367	53,714
Freddie Mac Gold Pool 2.5% 1/1/2042	9,816,196	8,612,394
Freddie Mac Gold Pool 2.5% 10/1/2029	456,652	442,797
Freddie Mac Gold Pool 2.5% 10/1/2031	354,405	340,200
Freddie Mac Gold Pool 2.5% 10/1/2041	4,846,225	4,259,484
Freddie Mac Gold Pool 2.5% 10/1/2050	39,213,329	33,191,267
Freddie Mac Gold Pool 2.5% 11/1/2031	1,993,752	1,908,109
Freddie Mac Gold Pool 2.5% 11/1/2031	328,369	314,257
Freddie Mac Gold Pool 2.5% 11/1/2032	68,227	64,973
Freddie Mac Gold Pool 2.5% 11/1/2041	6,663,814	5,865,344
Freddie Mac Gold Pool 2.5% 11/1/2041	1,905,906	1,675,750
Freddie Mac Gold Pool 2.5% 11/1/2041	875,954	770,996
Freddie Mac Gold Pool 2.5% 11/1/2050	82,290,299	69,498,535
Freddie Mac Gold Pool 2.5% 12/1/2031	2,218,616	2,124,340
Freddie Mac Gold Pool 2.5% 12/1/2031	39,696	37,975
Freddie Mac Gold Pool 2.5% 12/1/2032	25,133	23,923
Freddie Mac Gold Pool 2.5% 12/1/2051	13,658,595	11,462,849
Freddie Mac Gold Pool 2.5% 2/1/2032	31,464	30,100
Freddie Mac Gold Pool 2.5% 2/1/2033	27,606	26,264
Freddie Mac Gold Pool 2.5% 2/1/2042	1,264,866	1,121,608
Freddie Mac Gold Pool 2.5% 2/1/2051	27,616,528	23,358,147
Freddie Mac Gold Pool 2.5% 2/1/2051	5,832,028	4,892,652
Freddie Mac Gold Pool 2.5% 3/1/2033	1,289,971	1,228,646
Freddie Mac Gold Pool 2.5% 3/1/2050	2,949,985	2,473,904
Freddie Mac Gold Pool 2.5% 3/1/2051	5,539,015	4,646,836
Freddie Mac Gold Pool 2.5% 4/1/2033	545,379	518,718
Freddie Mac Gold Pool 2.5% 4/1/2033	435,082	414,128
Freddie Mac Gold Pool 2.5% 4/1/2033	200,834	190,790
Freddie Mac Gold Pool 2.5% 4/1/2042	1,243,358	1,092,045
Freddie Mac Gold Pool 2.5% 5/1/2030	29,577	28,584
Freddie Mac Gold Pool 2.5% 5/1/2033	145,122	138,012
Freddie Mac Gold Pool 2.5% 5/1/2034	358,126	337,258
Freddie Mac Gold Pool 2.5% 5/1/2035	6,721,769	6,279,682
Freddie Mac Gold Pool 2.5% 5/1/2041	3,785,868	3,358,877
Freddie Mac Gold Pool 2.5% 5/1/2041	2,706,288	2,405,174
Freddie Mac Gold Pool 2.5% 5/1/2051	23,616,630	19,952,881
Freddie Mac Gold Pool 2.5% 6/1/2030	31,520	30,416
Freddie Mac Gold Pool 2.5% 6/1/2031	549,748	527,699
Freddie Mac Gold Pool 2.5% 6/1/2031	237,405	228,210
Freddie Mac Gold Pool 2.5% 6/1/2041	1,468,950	1,294,315
Freddie Mac Gold Pool 2.5% 7/1/2031	949,352	911,718
Freddie Mac Gold Pool 2.5% 7/1/2032	2,543,403	2,429,050
Freddie Mac Gold Pool 2.5% 7/1/2033	722,724	686,896
Freddie Mac Gold Pool 2.5% 7/1/2036	3,652,416	3,408,775
Freddie Mac Gold Pool 2.5% 8/1/2031	1,598,615	1,533,801
Freddie Mac Gold Pool 2.5% 8/1/2041	7,745,140	6,819,523
Freddie Mac Gold Pool 2.5% 8/1/2041	719,681	634,122
Freddie Mac Gold Pool 2.5% 8/1/2050	7,389,959	6,252,760
Freddie Mac Gold Pool 2.5% 9/1/2032	356,575	340,156
Freddie Mac Gold Pool 2.5% 9/1/2032	253,443	244,053
Freddie Mac Gold Pool 2.5% 9/1/2041	1,595,218	1,415,043
Freddie Mac Gold Pool 3% 1/1/2033	624,940	602,930
Freddie Mac Gold Pool 3% 1/1/2034	154,228	148,367
Freddie Mac Gold Pool 3% 1/1/2043	149,569	135,180
Freddie Mac Gold Pool 3% 1/1/2043	129,015	117,370
Freddie Mac Gold Pool 3% 1/1/2052	4,932,869	4,313,861
Freddie Mac Gold Pool 3% 1/1/2052	4,468,200	3,896,332
Freddie Mac Gold Pool 3% 1/1/2052	1,593,833	1,393,828
Freddie Mac Gold Pool 3% 1/1/2052	250,452	219,024
Freddie Mac Gold Pool 3% 10/1/2042	51,388	46,618
Freddie Mac Gold Pool 3% 10/1/2045	12,343	11,090
Freddie Mac Gold Pool 3% 10/1/2049	4,603,039	4,036,928
Freddie Mac Gold Pool 3% 10/1/2049	127,023	111,401
Freddie Mac Gold Pool 3% 10/1/2051	14,964,836	13,124,365
Freddie Mac Gold Pool 3% 11/1/2042	126,653	115,234
Freddie Mac Gold Pool 3% 11/1/2042	51,043	46,615
Freddie Mac Gold Pool 3% 11/1/2045	747,644	667,534
Freddie Mac Gold Pool 3% 11/1/2045	343,164	306,394
Freddie Mac Gold Pool 3% 11/1/2049	9,353,734	8,264,736
Freddie Mac Gold Pool 3% 11/1/2049	269,993	236,535
Freddie Mac Gold Pool 3% 11/1/2050	1,002,647	876,515
Freddie Mac Gold Pool 3% 11/1/2051	6,218,243	5,437,938
Freddie Mac Gold Pool 3% 11/1/2051	2,385,940	2,086,537
Freddie Mac Gold Pool 3% 12/1/2030	423,534	411,921
Freddie Mac Gold Pool 3% 12/1/2032	570,527	553,828
Freddie Mac Gold Pool 3% 12/1/2032	102,573	99,272
Freddie Mac Gold Pool 3% 12/1/2042	2,308,412	2,103,807
Freddie Mac Gold Pool 3% 12/1/2042	205,672	187,312
Freddie Mac Gold Pool 3% 12/1/2042	109,421	99,627
Freddie Mac Gold Pool 3% 12/1/2045	536,714	479,205
Freddie Mac Gold Pool 3% 12/1/2046	5,031,352	4,479,663
Freddie Mac Gold Pool 3% 12/1/2049	469,394	411,225
Freddie Mac Gold Pool 3% 12/1/2049	6,264	5,488
Freddie Mac Gold Pool 3% 12/1/2050	8,194,975	7,164,056
Freddie Mac Gold Pool 3% 12/1/2051	26,109	22,832
Freddie Mac Gold Pool 3% 2/1/2033	418,435	407,360
Freddie Mac Gold Pool 3% 2/1/2034	20,125	19,335
Freddie Mac Gold Pool 3% 2/1/2037	672,567	630,766
Freddie Mac Gold Pool 3% 2/1/2037	35,721	33,500
Freddie Mac Gold Pool 3% 2/1/2043	728,516	664,364
Freddie Mac Gold Pool 3% 2/1/2043	157,907	144,437
Freddie Mac Gold Pool 3% 2/1/2043	117,412	106,402
Freddie Mac Gold Pool 3% 2/1/2043	112,833	102,650
Freddie Mac Gold Pool 3% 2/1/2043	107,097	97,061
Freddie Mac Gold Pool 3% 2/1/2043	81,522	74,256
Freddie Mac Gold Pool 3% 2/1/2050	10,613,617	9,338,137
Freddie Mac Gold Pool 3% 2/1/2052	778,496	677,400
Freddie Mac Gold Pool 3% 3/1/2033	125,645	121,459
Freddie Mac Gold Pool 3% 3/1/2043	81,477	74,214
Freddie Mac Gold Pool 3% 3/1/2045	27,821	24,862
Freddie Mac Gold Pool 3% 3/1/2050	8,344,049	7,310,022
Freddie Mac Gold Pool 3% 3/1/2051	37,963	33,258
Freddie Mac Gold Pool 3% 3/1/2052	4,626,697	4,046,109
Freddie Mac Gold Pool 3% 3/1/2052	2,470,430	2,154,249
Freddie Mac Gold Pool 3% 4/1/2032	60,028	58,332
Freddie Mac Gold Pool 3% 4/1/2032	22,211	21,610
Freddie Mac Gold Pool 3% 4/1/2034	1,296,014	1,245,141
Freddie Mac Gold Pool 3% 4/1/2043	33,857	30,854
Freddie Mac Gold Pool 3% 4/1/2045	186,771	167,225
Freddie Mac Gold Pool 3% 4/1/2045	14,481	12,943
Freddie Mac Gold Pool 3% 4/1/2046	299,222	267,535
Freddie Mac Gold Pool 3% 4/1/2046	248,092	221,819
Freddie Mac Gold Pool 3% 4/1/2050	14,912,932	13,116,127
Freddie Mac Gold Pool 3% 4/1/2050	8,345,661	7,311,434
Freddie Mac Gold Pool 3% 4/1/2050	9,354	8,189
Freddie Mac Gold Pool 3% 5/1/2045	102,920	92,149
Freddie Mac Gold Pool 3% 5/1/2045	101,397	90,944
Freddie Mac Gold Pool 3% 5/1/2045	58,504	52,473
Freddie Mac Gold Pool 3% 5/1/2045	50,958	45,832
Freddie Mac Gold Pool 3% 5/1/2046	4,645,595	4,153,625
Freddie Mac Gold Pool 3% 5/1/2046	745,184	666,269
Freddie Mac Gold Pool 3% 5/1/2051	2,174,998	1,904,105
Freddie Mac Gold Pool 3% 5/1/2052	12,890,816	11,224,853
Freddie Mac Gold Pool 3% 6/1/2031	499,466	485,786
Freddie Mac Gold Pool 3% 6/1/2031	179,118	174,213
Freddie Mac Gold Pool 3% 6/1/2031	105,149	102,146
Freddie Mac Gold Pool 3% 6/1/2031	60,740	59,150
Freddie Mac Gold Pool 3% 6/1/2031	53,410	51,884
Freddie Mac Gold Pool 3% 6/1/2031	42,186	41,094
Freddie Mac Gold Pool 3% 6/1/2031	41,042	39,860
Freddie Mac Gold Pool 3% 6/1/2045	712,708	638,123
Freddie Mac Gold Pool 3% 6/1/2045	262,336	235,948
Freddie Mac Gold Pool 3% 6/1/2045	109,149	97,898
Freddie Mac Gold Pool 3% 6/1/2045	39,715	35,720
Freddie Mac Gold Pool 3% 6/1/2046	4,563,178	4,079,937
Freddie Mac Gold Pool 3% 6/1/2050	15,521,743	13,695,239
Freddie Mac Gold Pool 3% 6/1/2050	30,869	27,024
Freddie Mac Gold Pool 3% 6/1/2052	8,172,576	7,126,598
Freddie Mac Gold Pool 3% 7/1/2032	115,124	111,612
Freddie Mac Gold Pool 3% 7/1/2043	3,439,049	3,126,339
Freddie Mac Gold Pool 3% 7/1/2043	834,174	758,065
Freddie Mac Gold Pool 3% 7/1/2045	233,762	209,299
Freddie Mac Gold Pool 3% 7/1/2045	209,521	187,595
Freddie Mac Gold Pool 3% 7/1/2045	78,092	70,603
Freddie Mac Gold Pool 3% 7/1/2045	75,695	67,773
Freddie Mac Gold Pool 3% 7/1/2045	31,732	28,411
Freddie Mac Gold Pool 3% 7/1/2051	49,000,033	42,575,570
Freddie Mac Gold Pool 3% 7/1/2051	662,320	578,380
Freddie Mac Gold Pool 3% 8/1/2032	132,512	128,508
Freddie Mac Gold Pool 3% 8/1/2032	90,406	87,623
Freddie Mac Gold Pool 3% 8/1/2042	28,605	26,078
Freddie Mac Gold Pool 3% 8/1/2042	21,863	19,871
Freddie Mac Gold Pool 3% 8/1/2045	201,785	180,794
Freddie Mac Gold Pool 3% 8/1/2045	129,573	116,216
Freddie Mac Gold Pool 3% 8/1/2045	113,107	101,270
Freddie Mac Gold Pool 3% 8/1/2045	102,406	91,849
Freddie Mac Gold Pool 3% 8/1/2045	47,022	42,292
Freddie Mac Gold Pool 3% 9/1/2051	6,634,117	5,801,626
Freddie Mac Gold Pool 3% 9/1/2051	2,064,727	1,808,212
Freddie Mac Gold Pool 3.5% 1/1/2043	18,314	17,010
Freddie Mac Gold Pool 3.5% 1/1/2044	3,768,117	3,521,623
Freddie Mac Gold Pool 3.5% 1/1/2044	1,909,254	1,783,330
Freddie Mac Gold Pool 3.5% 1/1/2045	245,013	228,815
Freddie Mac Gold Pool 3.5% 1/1/2046	576,043	530,801
Freddie Mac Gold Pool 3.5% 1/1/2046	152,379	140,745
Freddie Mac Gold Pool 3.5% 1/1/2048	31,016	28,679
Freddie Mac Gold Pool 3.5% 1/1/2052	424,529	384,446
Freddie Mac Gold Pool 3.5% 10/1/2034	2,755,380	2,680,210
Freddie Mac Gold Pool 3.5% 10/1/2040	210,151	194,960
Freddie Mac Gold Pool 3.5% 10/1/2042	430,354	401,919
Freddie Mac Gold Pool 3.5% 10/1/2042	56,707	52,880
Freddie Mac Gold Pool 3.5% 10/1/2047	112,471	103,995
Freddie Mac Gold Pool 3.5% 10/1/2050	404,826	367,995
Freddie Mac Gold Pool 3.5% 10/1/2051	9,019,912	8,176,732
Freddie Mac Gold Pool 3.5% 10/1/2051	3,136,024	2,861,489
Freddie Mac Gold Pool 3.5% 10/1/2051	1,237,696	1,116,969
Freddie Mac Gold Pool 3.5% 11/1/2033	5,748,628	5,600,288
Freddie Mac Gold Pool 3.5% 11/1/2040	440,074	408,261
Freddie Mac Gold Pool 3.5% 11/1/2045	56,326	52,025
Freddie Mac Gold Pool 3.5% 11/1/2047	778,516	719,851
Freddie Mac Gold Pool 3.5% 11/1/2047	737,479	679,558
Freddie Mac Gold Pool 3.5% 11/1/2047	222,086	203,116
Freddie Mac Gold Pool 3.5% 12/1/2029	15,086	14,898
Freddie Mac Gold Pool 3.5% 12/1/2033	671,793	655,073
Freddie Mac Gold Pool 3.5% 12/1/2040	430,463	399,345
Freddie Mac Gold Pool 3.5% 12/1/2046	483,891	445,432
Freddie Mac Gold Pool 3.5% 12/1/2047	194,212	179,577
Freddie Mac Gold Pool 3.5% 12/1/2051	1,470,233	1,332,796
Freddie Mac Gold Pool 3.5% 2/1/2030	40,046	39,519
Freddie Mac Gold Pool 3.5% 2/1/2034	8,056,198	7,859,863
Freddie Mac Gold Pool 3.5% 2/1/2034	4,316,573	4,188,662
Freddie Mac Gold Pool 3.5% 2/1/2043	5,057,741	4,720,661
Freddie Mac Gold Pool 3.5% 2/1/2043	726,594	679,763
Freddie Mac Gold Pool 3.5% 2/1/2043	297,947	280,235
Freddie Mac Gold Pool 3.5% 2/1/2045	46,820	43,583
Freddie Mac Gold Pool 3.5% 2/1/2046	7,443	6,851
Freddie Mac Gold Pool 3.5% 2/1/2051	524,503	476,292
Freddie Mac Gold Pool 3.5% 2/1/2052	3,799,239	3,460,708
Freddie Mac Gold Pool 3.5% 3/1/2032	4,312,274	4,223,448
Freddie Mac Gold Pool 3.5% 3/1/2045	1,421,772	1,316,724
Freddie Mac Gold Pool 3.5% 3/1/2045	374,460	345,870
Freddie Mac Gold Pool 3.5% 3/1/2045	262,617	243,812
Freddie Mac Gold Pool 3.5% 3/1/2045	115,776	107,660
Freddie Mac Gold Pool 3.5% 3/1/2046	2,692,047	2,489,869
Freddie Mac Gold Pool 3.5% 3/1/2046	22,034	20,352
Freddie Mac Gold Pool 3.5% 3/1/2050	9,105	8,246
Freddie Mac Gold Pool 3.5% 3/1/2052	11,564,994	10,530,882
Freddie Mac Gold Pool 3.5% 3/1/2052	9,058,117	8,236,388
Freddie Mac Gold Pool 3.5% 3/1/2052	8,630,330	7,837,053
Freddie Mac Gold Pool 3.5% 4/1/2040	521,576	484,197
Freddie Mac Gold Pool 3.5% 4/1/2042	6,308,555	5,915,799
Freddie Mac Gold Pool 3.5% 4/1/2042	159,221	149,111
Freddie Mac Gold Pool 3.5% 4/1/2043	997,260	929,977
Freddie Mac Gold Pool 3.5% 4/1/2043	427,917	399,181
Freddie Mac Gold Pool 3.5% 4/1/2043	353,749	330,227
Freddie Mac Gold Pool 3.5% 4/1/2043	29,168	27,180
Freddie Mac Gold Pool 3.5% 4/1/2046	1,693,078	1,563,808
Freddie Mac Gold Pool 3.5% 4/1/2046	1,659,794	1,527,878
Freddie Mac Gold Pool 3.5% 4/1/2046	83,308	76,947
Freddie Mac Gold Pool 3.5% 4/1/2047	5,352,152	4,858,524
Freddie Mac Gold Pool 3.5% 4/1/2050	19,358	17,615
Freddie Mac Gold Pool 3.5% 4/1/2052	5,632,417	5,162,223
Freddie Mac Gold Pool 3.5% 5/1/2030	76,458	75,415
Freddie Mac Gold Pool 3.5% 5/1/2030	31,951	31,515
Freddie Mac Gold Pool 3.5% 5/1/2030	16,063	15,846
Freddie Mac Gold Pool 3.5% 5/1/2034	790,477	769,757
Freddie Mac Gold Pool 3.5% 5/1/2038	547,714	520,134
Freddie Mac Gold Pool 3.5% 5/1/2040	1,079,353	1,002,002
Freddie Mac Gold Pool 3.5% 5/1/2040	144,723	134,351
Freddie Mac Gold Pool 3.5% 5/1/2045	3,687,232	3,399,943
Freddie Mac Gold Pool 3.5% 5/1/2045	155,135	143,290
Freddie Mac Gold Pool 3.5% 5/1/2045	79,662	73,579
Freddie Mac Gold Pool 3.5% 5/1/2045	36,037	33,286
Freddie Mac Gold Pool 3.5% 5/1/2045	32,474	29,944
Freddie Mac Gold Pool 3.5% 5/1/2046	13,349,523	12,334,430
Freddie Mac Gold Pool 3.5% 5/1/2046	28,344	26,180
Freddie Mac Gold Pool 3.5% 5/1/2046	7,993	7,383
Freddie Mac Gold Pool 3.5% 5/1/2047	3,575,931	3,246,123
Freddie Mac Gold Pool 3.5% 6/1/2030	40,419	39,854
Freddie Mac Gold Pool 3.5% 6/1/2030	18,083	17,815
Freddie Mac Gold Pool 3.5% 6/1/2032	7,153,900	7,002,361
Freddie Mac Gold Pool 3.5% 6/1/2040	934,479	867,510
Freddie Mac Gold Pool 3.5% 6/1/2045	4,873,544	4,501,439
Freddie Mac Gold Pool 3.5% 6/1/2045	4,424,502	4,079,769
Freddie Mac Gold Pool 3.5% 6/1/2045	703,376	648,573
Freddie Mac Gold Pool 3.5% 6/1/2045	267,229	247,159
Freddie Mac Gold Pool 3.5% 6/1/2045	55,036	50,834
Freddie Mac Gold Pool 3.5% 6/1/2050	7,483,683	6,809,834
Freddie Mac Gold Pool 3.5% 6/1/2051	651,466	591,178
Freddie Mac Gold Pool 3.5% 6/1/2052	223,445	201,650
Freddie Mac Gold Pool 3.5% 7/1/2032	912,467	893,327
Freddie Mac Gold Pool 3.5% 7/1/2040	134,260	124,638
Freddie Mac Gold Pool 3.5% 7/1/2042	3,097,986	2,891,852
Freddie Mac Gold Pool 3.5% 7/1/2046	152,044	139,960
Freddie Mac Gold Pool 3.5% 7/1/2046	38,744	35,786
Freddie Mac Gold Pool 3.5% 7/1/2047	1,888,459	1,746,745
Freddie Mac Gold Pool 3.5% 7/1/2051	23,473,833	21,301,508
Freddie Mac Gold Pool 3.5% 8/1/2034	1,325,365	1,290,086
Freddie Mac Gold Pool 3.5% 8/1/2040	611,122	567,326
Freddie Mac Gold Pool 3.5% 8/1/2042	200,114	186,930
Freddie Mac Gold Pool 3.5% 8/1/2045	4,955	4,566
Freddie Mac Gold Pool 3.5% 8/1/2046	14,654	13,562
Freddie Mac Gold Pool 3.5% 8/1/2047	2,892,635	2,675,565
Freddie Mac Gold Pool 3.5% 8/1/2047	342,019	316,354
Freddie Mac Gold Pool 3.5% 8/1/2047	227,209	210,159
Freddie Mac Gold Pool 3.5% 8/1/2051	4,069,728	3,714,726
Freddie Mac Gold Pool 3.5% 8/1/2051	766,094	695,198
Freddie Mac Gold Pool 3.5% 9/1/2040	460,443	424,280
Freddie Mac Gold Pool 3.5% 9/1/2042	7,217,794	6,733,726
Freddie Mac Gold Pool 3.5% 9/1/2042	3,962,713	3,695,109
Freddie Mac Gold Pool 3.5% 9/1/2042	22,527	21,010
Freddie Mac Gold Pool 3.5% 9/1/2046	11,246,849	10,388,129
Freddie Mac Gold Pool 3.5% 9/1/2046	1,286,133	1,183,915
Freddie Mac Gold Pool 3.5% 9/1/2047	64,662	59,810
Freddie Mac Gold Pool 3.5% 9/1/2047	53,220	49,226
Freddie Mac Gold Pool 3.5% 9/1/2051	2,977,642	2,702,084
Freddie Mac Gold Pool 4% 1/1/2036	4,397,193	4,306,459
Freddie Mac Gold Pool 4% 1/1/2039	123,406	119,471
Freddie Mac Gold Pool 4% 1/1/2041	1,517,179	1,462,409
Freddie Mac Gold Pool 4% 1/1/2041	76,457	73,914
Freddie Mac Gold Pool 4% 1/1/2041	17,286	16,637
Freddie Mac Gold Pool 4% 1/1/2042	582,575	560,176
Freddie Mac Gold Pool 4% 1/1/2043	36,697	35,131
Freddie Mac Gold Pool 4% 1/1/2044	110,895	105,940
Freddie Mac Gold Pool 4% 1/1/2044	84,947	81,268
Freddie Mac Gold Pool 4% 1/1/2049	2,549,459	2,404,607
Freddie Mac Gold Pool 4% 10/1/2040	22,741	21,910
Freddie Mac Gold Pool 4% 10/1/2041	1,730,931	1,665,922
Freddie Mac Gold Pool 4% 10/1/2041	170,316	163,990
Freddie Mac Gold Pool 4% 10/1/2041	143,865	138,473
Freddie Mac Gold Pool 4% 10/1/2042	57,453	55,200
Freddie Mac Gold Pool 4% 10/1/2042	28,447	27,546
Freddie Mac Gold Pool 4% 10/1/2042	19,310	18,488
Freddie Mac Gold Pool 4% 10/1/2043	312,729	299,214
Freddie Mac Gold Pool 4% 10/1/2043	110,712	105,768
Freddie Mac Gold Pool 4% 10/1/2043	39,226	37,480
Freddie Mac Gold Pool 4% 10/1/2043	37,591	36,062
Freddie Mac Gold Pool 4% 10/1/2044	193,727	184,805
Freddie Mac Gold Pool 4% 10/1/2045	89,237	84,944
Freddie Mac Gold Pool 4% 10/1/2052	2,957,181	2,794,015
Freddie Mac Gold Pool 4% 11/1/2041	679,704	653,515
Freddie Mac Gold Pool 4% 11/1/2041	39,960	38,591
Freddie Mac Gold Pool 4% 11/1/2041	8,177	7,870
Freddie Mac Gold Pool 4% 11/1/2042	3,252,457	3,131,516
Freddie Mac Gold Pool 4% 11/1/2042	2,242,940	2,157,147
Freddie Mac Gold Pool 4% 11/1/2042	246,278	236,603
Freddie Mac Gold Pool 4% 11/1/2042	210,831	202,246
Freddie Mac Gold Pool 4% 11/1/2042	132,380	127,139
Freddie Mac Gold Pool 4% 11/1/2042	72,383	69,313
Freddie Mac Gold Pool 4% 11/1/2042	7,554	7,363
Freddie Mac Gold Pool 4% 11/1/2043	6,176	5,922
Freddie Mac Gold Pool 4% 11/1/2047	1,485,179	1,405,375
Freddie Mac Gold Pool 4% 12/1/2040	75,036	72,360
Freddie Mac Gold Pool 4% 12/1/2040	40,424	39,044
Freddie Mac Gold Pool 4% 12/1/2040	14,415	13,900
Freddie Mac Gold Pool 4% 12/1/2040	5,655	5,454
Freddie Mac Gold Pool 4% 12/1/2042	111,154	106,627
Freddie Mac Gold Pool 4% 12/1/2042	65,246	62,942
Freddie Mac Gold Pool 4% 12/1/2045	19,880	18,924
Freddie Mac Gold Pool 4% 12/1/2047	2,477,972	2,344,822
Freddie Mac Gold Pool 4% 2/1/2041	1,446,997	1,394,018
Freddie Mac Gold Pool 4% 2/1/2041	1,315,165	1,267,998
Freddie Mac Gold Pool 4% 2/1/2041	382,357	367,950
Freddie Mac Gold Pool 4% 2/1/2042	553,310	531,744
Freddie Mac Gold Pool 4% 2/1/2042	204,426	196,874
Freddie Mac Gold Pool 4% 2/1/2043	198,413	190,091
Freddie Mac Gold Pool 4% 2/1/2043	151,148	144,721
Freddie Mac Gold Pool 4% 2/1/2043	126,947	121,570
Freddie Mac Gold Pool 4% 2/1/2043	64,861	62,058
Freddie Mac Gold Pool 4% 2/1/2044	118,790	113,647
Freddie Mac Gold Pool 4% 2/1/2044	60,990	58,497
Freddie Mac Gold Pool 4% 2/1/2044	58,762	56,093
Freddie Mac Gold Pool 4% 2/1/2045	2,597,239	2,483,031
Freddie Mac Gold Pool 4% 2/1/2046	619,291	591,990
Freddie Mac Gold Pool 4% 2/1/2046	23,730	22,573
Freddie Mac Gold Pool 4% 2/1/2046	13,541	12,886
Freddie Mac Gold Pool 4% 2/1/2048	1,638,418	1,553,452
Freddie Mac Gold Pool 4% 2/1/2048	164,832	156,387
Freddie Mac Gold Pool 4% 3/1/2042	250,101	240,815
Freddie Mac Gold Pool 4% 3/1/2042	243,542	234,024
Freddie Mac Gold Pool 4% 3/1/2042	20,324	19,488
Freddie Mac Gold Pool 4% 3/1/2043	66,062	63,579
Freddie Mac Gold Pool 4% 3/1/2043	39,664	37,960
Freddie Mac Gold Pool 4% 3/1/2044	130,146	124,346
Freddie Mac Gold Pool 4% 4/1/2040	2,595	2,526
Freddie Mac Gold Pool 4% 4/1/2042	1,374,104	1,320,363
Freddie Mac Gold Pool 4% 4/1/2042	1,053,854	1,013,792
Freddie Mac Gold Pool 4% 4/1/2042	76,781	73,701
Freddie Mac Gold Pool 4% 4/1/2042	37,737	36,155
Freddie Mac Gold Pool 4% 4/1/2042	34,945	33,742
Freddie Mac Gold Pool 4% 4/1/2042	27,610	26,635
Freddie Mac Gold Pool 4% 4/1/2043	3,542,649	3,402,274
Freddie Mac Gold Pool 4% 4/1/2043	105,315	101,123
Freddie Mac Gold Pool 4% 4/1/2043	37,735	36,527
Freddie Mac Gold Pool 4% 4/1/2046	826,759	786,210
Freddie Mac Gold Pool 4% 4/1/2046	168,261	160,061
Freddie Mac Gold Pool 4% 4/1/2048	584,467	553,792
Freddie Mac Gold Pool 4% 4/1/2048	457,491	433,481
Freddie Mac Gold Pool 4% 4/1/2048	285,480	270,497
Freddie Mac Gold Pool 4% 4/1/2048	98,892	93,702
Freddie Mac Gold Pool 4% 4/1/2048	27,021	25,603
Freddie Mac Gold Pool 4% 5/1/2042	176,642	170,115
Freddie Mac Gold Pool 4% 5/1/2043	128,807	123,275
Freddie Mac Gold Pool 4% 5/1/2043	44,351	42,401
Freddie Mac Gold Pool 4% 5/1/2043	43,587	41,676
Freddie Mac Gold Pool 4% 5/1/2043	40,151	38,396
Freddie Mac Gold Pool 4% 5/1/2043	13,190	12,629
Freddie Mac Gold Pool 4% 5/1/2045	832,799	801,684
Freddie Mac Gold Pool 4% 5/1/2045	203,962	194,405
Freddie Mac Gold Pool 4% 6/1/2038	62,700	60,858
Freddie Mac Gold Pool 4% 6/1/2038	46,852	45,476
Freddie Mac Gold Pool 4% 6/1/2041	51,560	49,576
Freddie Mac Gold Pool 4% 6/1/2041	8,765	8,592
Freddie Mac Gold Pool 4% 6/1/2043	120,021	115,525
Freddie Mac Gold Pool 4% 6/1/2043	66,634	63,739
Freddie Mac Gold Pool 4% 6/1/2044	46,768	44,855
Freddie Mac Gold Pool 4% 6/1/2045	135,164	128,957
Freddie Mac Gold Pool 4% 7/1/2041	216,359	207,988
Freddie Mac Gold Pool 4% 7/1/2042	2,147,419	2,061,467
Freddie Mac Gold Pool 4% 7/1/2043	270,400	258,770
Freddie Mac Gold Pool 4% 7/1/2043	245,454	235,600
Freddie Mac Gold Pool 4% 7/1/2043	116,532	111,834
Freddie Mac Gold Pool 4% 7/1/2043	109,737	104,906
Freddie Mac Gold Pool 4% 7/1/2043	72,644	69,463
Freddie Mac Gold Pool 4% 7/1/2043	66,877	63,930
Freddie Mac Gold Pool 4% 7/1/2043	24,057	23,002
Freddie Mac Gold Pool 4% 7/1/2044	167,606	161,430
Freddie Mac Gold Pool 4% 7/1/2044	99,174	94,736
Freddie Mac Gold Pool 4% 7/1/2044	97,909	93,446
Freddie Mac Gold Pool 4% 7/1/2044	25,084	23,935
Freddie Mac Gold Pool 4% 7/1/2045	464,775	443,287
Freddie Mac Gold Pool 4% 8/1/2038	357,252	346,754
Freddie Mac Gold Pool 4% 8/1/2038	269,043	260,465
Freddie Mac Gold Pool 4% 8/1/2043	128,752	123,173
Freddie Mac Gold Pool 4% 8/1/2043	125,901	121,023
Freddie Mac Gold Pool 4% 8/1/2043	87,536	84,247
Freddie Mac Gold Pool 4% 8/1/2043	36,212	34,745
Freddie Mac Gold Pool 4% 8/1/2043	21,895	20,931
Freddie Mac Gold Pool 4% 8/1/2044	31,958	30,694
Freddie Mac Gold Pool 4% 8/1/2044	29,202	27,901
Freddie Mac Gold Pool 4% 9/1/2040	35,919	34,622
Freddie Mac Gold Pool 4% 9/1/2041	289,605	278,755
Freddie Mac Gold Pool 4% 9/1/2041	281,262	270,718
Freddie Mac Gold Pool 4% 9/1/2041	159,062	153,500
Freddie Mac Gold Pool 4% 9/1/2041	49,061	47,167
Freddie Mac Gold Pool 4% 9/1/2042	864,336	830,691
Freddie Mac Gold Pool 4% 9/1/2042	156,607	151,000
Freddie Mac Gold Pool 4% 9/1/2043	205,568	196,920
Freddie Mac Gold Pool 4% 9/1/2043	184,236	176,405
Freddie Mac Gold Pool 4% 9/1/2043	178,789	171,492
Freddie Mac Gold Pool 4% 9/1/2043	154,418	147,698
Freddie Mac Gold Pool 4% 9/1/2043	150,849	144,195
Freddie Mac Gold Pool 4% 9/1/2043	106,528	102,039
Freddie Mac Gold Pool 4% 9/1/2043	53,023	50,656
Freddie Mac Gold Pool 4% 9/1/2043	23,249	22,355
Freddie Mac Gold Pool 4% 9/1/2044	136,106	130,116
Freddie Mac Gold Pool 4.5% 1/1/2040	51,594	51,157
Freddie Mac Gold Pool 4.5% 1/1/2041	741,132	734,293
Freddie Mac Gold Pool 4.5% 1/1/2041	78,186	77,548
Freddie Mac Gold Pool 4.5% 1/1/2041	43,713	43,318
Freddie Mac Gold Pool 4.5% 1/1/2042	1,520,194	1,505,819
Freddie Mac Gold Pool 4.5% 1/1/2045	53,442	52,442
Freddie Mac Gold Pool 4.5% 1/1/2047	120,619	117,758
Freddie Mac Gold Pool 4.5% 10/1/2039	306,191	303,563
Freddie Mac Gold Pool 4.5% 10/1/2039	69,481	68,864
Freddie Mac Gold Pool 4.5% 10/1/2039	28,941	28,695
Freddie Mac Gold Pool 4.5% 10/1/2040	155,986	154,500
Freddie Mac Gold Pool 4.5% 10/1/2040	151,235	149,648
Freddie Mac Gold Pool 4.5% 10/1/2041	683,754	676,429
Freddie Mac Gold Pool 4.5% 10/1/2043	77,924	76,806
Freddie Mac Gold Pool 4.5% 10/1/2048	1,211,170	1,181,680
Freddie Mac Gold Pool 4.5% 10/1/2048	423,256	411,099
Freddie Mac Gold Pool 4.5% 11/1/2031	11,795	11,749
Freddie Mac Gold Pool 4.5% 11/1/2039	2,315	2,296
Freddie Mac Gold Pool 4.5% 11/1/2040	34,086	33,767
Freddie Mac Gold Pool 4.5% 11/1/2040	6,980	6,916
Freddie Mac Gold Pool 4.5% 11/1/2044	407,365	399,738
Freddie Mac Gold Pool 4.5% 11/1/2044	15,268	14,992
Freddie Mac Gold Pool 4.5% 12/1/2039	1,137	1,128
Freddie Mac Gold Pool 4.5% 12/1/2040	50,843	50,308
Freddie Mac Gold Pool 4.5% 12/1/2040	43,916	43,453
Freddie Mac Gold Pool 4.5% 12/1/2040	2,787	2,757
Freddie Mac Gold Pool 4.5% 12/1/2044	92,484	90,752
Freddie Mac Gold Pool 4.5% 12/1/2044	15,478	15,197
Freddie Mac Gold Pool 4.5% 12/1/2045	419,304	415,794
Freddie Mac Gold Pool 4.5% 12/1/2046	163,596	159,715
Freddie Mac Gold Pool 4.5% 12/1/2048	2,624,924	2,553,629
Freddie Mac Gold Pool 4.5% 2/1/2037	3,523	3,501
Freddie Mac Gold Pool 4.5% 2/1/2040	9,534	9,453
Freddie Mac Gold Pool 4.5% 2/1/2041	224,484	222,426
Freddie Mac Gold Pool 4.5% 2/1/2041	145,413	144,022
Freddie Mac Gold Pool 4.5% 2/1/2041	135,918	134,646
Freddie Mac Gold Pool 4.5% 2/1/2041	106,593	105,638
Freddie Mac Gold Pool 4.5% 2/1/2041	98,866	97,788
Freddie Mac Gold Pool 4.5% 2/1/2041	90,254	89,476
Freddie Mac Gold Pool 4.5% 2/1/2041	61,743	61,088
Freddie Mac Gold Pool 4.5% 2/1/2041	57,611	56,992
Freddie Mac Gold Pool 4.5% 2/1/2041	26,199	25,963
Freddie Mac Gold Pool 4.5% 2/1/2044	37,984	37,356
Freddie Mac Gold Pool 4.5% 2/1/2047	595,275	581,153
Freddie Mac Gold Pool 4.5% 3/1/2041	830,130	822,227
Freddie Mac Gold Pool 4.5% 3/1/2041	603,657	597,997
Freddie Mac Gold Pool 4.5% 3/1/2041	139,494	138,186
Freddie Mac Gold Pool 4.5% 3/1/2041	99,745	98,730
Freddie Mac Gold Pool 4.5% 3/1/2041	76,496	75,769
Freddie Mac Gold Pool 4.5% 3/1/2041	15,868	15,718
Freddie Mac Gold Pool 4.5% 3/1/2042	5,902	5,847
Freddie Mac Gold Pool 4.5% 3/1/2044	29,276	28,792
Freddie Mac Gold Pool 4.5% 3/1/2053	9,006,476	8,680,233
Freddie Mac Gold Pool 4.5% 4/1/2041	1,440,798	1,426,955
Freddie Mac Gold Pool 4.5% 4/1/2041	1,142,339	1,131,362
Freddie Mac Gold Pool 4.5% 4/1/2041	134,507	133,021
Freddie Mac Gold Pool 4.5% 4/1/2041	132,030	130,667
Freddie Mac Gold Pool 4.5% 4/1/2041	8,215	8,125
Freddie Mac Gold Pool 4.5% 4/1/2041	3,928	3,890
Freddie Mac Gold Pool 4.5% 4/1/2048	335,601	326,066
Freddie Mac Gold Pool 4.5% 4/1/2053	11,290,077	10,877,587
Freddie Mac Gold Pool 4.5% 5/1/2035	24,500	24,356
Freddie Mac Gold Pool 4.5% 5/1/2039	366,741	363,797
Freddie Mac Gold Pool 4.5% 5/1/2040	7,429	7,363
Freddie Mac Gold Pool 4.5% 5/1/2040	4,431	4,397
Freddie Mac Gold Pool 4.5% 5/1/2041	143,335	141,823
Freddie Mac Gold Pool 4.5% 5/1/2041	140,429	138,882
Freddie Mac Gold Pool 4.5% 5/1/2041	31,238	30,941
Freddie Mac Gold Pool 4.5% 5/1/2045	460,010	450,966
Freddie Mac Gold Pool 4.5% 5/1/2047	1,502,563	1,466,448
Freddie Mac Gold Pool 4.5% 5/1/2047	1,121,835	1,095,221
Freddie Mac Gold Pool 4.5% 5/1/2047	486,158	474,624
Freddie Mac Gold Pool 4.5% 6/1/2025	218	217
Freddie Mac Gold Pool 4.5% 6/1/2038	30,932	30,749
Freddie Mac Gold Pool 4.5% 6/1/2039	10,248	10,160
Freddie Mac Gold Pool 4.5% 6/1/2040	15,795	15,655
Freddie Mac Gold Pool 4.5% 6/1/2041	151,080	149,760
Freddie Mac Gold Pool 4.5% 6/1/2041	100,172	99,098
Freddie Mac Gold Pool 4.5% 6/1/2041	64,329	63,624
Freddie Mac Gold Pool 4.5% 6/1/2041	54,777	54,306
Freddie Mac Gold Pool 4.5% 6/1/2041	45,257	44,905
Freddie Mac Gold Pool 4.5% 6/1/2041	24,063	23,813
Freddie Mac Gold Pool 4.5% 6/1/2041	6,145	6,081
Freddie Mac Gold Pool 4.5% 6/1/2047	2,149,234	2,097,576
Freddie Mac Gold Pool 4.5% 6/1/2047	316,001	308,702
Freddie Mac Gold Pool 4.5% 7/1/2025	6,212	6,203
Freddie Mac Gold Pool 4.5% 7/1/2040	106,233	105,314
Freddie Mac Gold Pool 4.5% 7/1/2040	46,288	45,813
Freddie Mac Gold Pool 4.5% 7/1/2040	41,942	41,557
Freddie Mac Gold Pool 4.5% 7/1/2040	2,050	2,031
Freddie Mac Gold Pool 4.5% 7/1/2041	29,195	28,914
Freddie Mac Gold Pool 4.5% 7/1/2044	8,911	8,752
Freddie Mac Gold Pool 4.5% 7/1/2047	902,473	880,781
Freddie Mac Gold Pool 4.5% 7/1/2047	557,583	544,703
Freddie Mac Gold Pool 4.5% 7/1/2047	244,758	239,104
Freddie Mac Gold Pool 4.5% 8/1/2033	12,658	12,598
Freddie Mac Gold Pool 4.5% 8/1/2035	3,185	3,167
Freddie Mac Gold Pool 4.5% 8/1/2035	384	382
Freddie Mac Gold Pool 4.5% 8/1/2039	1,732	1,717
Freddie Mac Gold Pool 4.5% 8/1/2040	37,355	37,014
Freddie Mac Gold Pool 4.5% 8/1/2040	21,503	21,299
Freddie Mac Gold Pool 4.5% 8/1/2040	5,548	5,497
Freddie Mac Gold Pool 4.5% 8/1/2040	3,619	3,586
Freddie Mac Gold Pool 4.5% 8/1/2041	539,792	534,552
Freddie Mac Gold Pool 4.5% 8/1/2041	41,223	40,836
Freddie Mac Gold Pool 4.5% 8/1/2041	39,526	39,162
Freddie Mac Gold Pool 4.5% 8/1/2041	37,011	36,612
Freddie Mac Gold Pool 4.5% 9/1/2039	169,228	167,976
Freddie Mac Gold Pool 4.5% 9/1/2039	2,226	2,207
Freddie Mac Gold Pool 4.5% 9/1/2039	578	573
Freddie Mac Gold Pool 4.5% 9/1/2040	71,491	70,833
Freddie Mac Gold Pool 4.5% 9/1/2041	858,423	850,070
Freddie Mac Gold Pool 4.5% 9/1/2041	718,254	711,420
Freddie Mac Gold Pool 4.5% 9/1/2041	654,398	648,646
Freddie Mac Gold Pool 4.5% 9/1/2041	50,059	49,593
Freddie Mac Gold Pool 4.5% 9/1/2041	32,342	32,037
Freddie Mac Gold Pool 5% 1/1/2035	289,911	293,472
Freddie Mac Gold Pool 5% 1/1/2037	13,308	13,488
Freddie Mac Gold Pool 5% 1/1/2040	202,494	205,402
Freddie Mac Gold Pool 5% 1/1/2041	22,217	22,547
Freddie Mac Gold Pool 5% 1/1/2053	8,094,179	8,010,861
Freddie Mac Gold Pool 5% 10/1/2033	32,420	32,823
Freddie Mac Gold Pool 5% 10/1/2033	23,174	23,455
Freddie Mac Gold Pool 5% 10/1/2033	1,095	1,108
Freddie Mac Gold Pool 5% 10/1/2033	323	326
Freddie Mac Gold Pool 5% 10/1/2052	15,952,015	15,832,676
Freddie Mac Gold Pool 5% 11/1/2034	142	144
Freddie Mac Gold Pool 5% 11/1/2035	18,430	18,680
Freddie Mac Gold Pool 5% 11/1/2037	1,560	1,582
Freddie Mac Gold Pool 5% 11/1/2040	16,223	16,455
Freddie Mac Gold Pool 5% 11/1/2052	17,967,200	17,827,171
Freddie Mac Gold Pool 5% 11/1/2052	3,488,367	3,468,811
Freddie Mac Gold Pool 5% 12/1/2033	20,217	20,473
Freddie Mac Gold Pool 5% 12/1/2033	12,609	12,765
Freddie Mac Gold Pool 5% 12/1/2033	3,919	3,966
Freddie Mac Gold Pool 5% 12/1/2034	1,790	1,814
Freddie Mac Gold Pool 5% 12/1/2035	51,135	51,841
Freddie Mac Gold Pool 5% 12/1/2039	3,972	4,030
Freddie Mac Gold Pool 5% 12/1/2052 (m)	8,285,186	8,220,615
Freddie Mac Gold Pool 5% 12/1/2052	2,371,320	2,350,616
Freddie Mac Gold Pool 5% 12/1/2052	2,133,399	2,116,772
Freddie Mac Gold Pool 5% 12/1/2052	1,955,746	1,938,670
Freddie Mac Gold Pool 5% 2/1/2035	30,136	30,476
Freddie Mac Gold Pool 5% 2/1/2040	26,044	26,428
Freddie Mac Gold Pool 5% 2/1/2041	49,871	50,613
Freddie Mac Gold Pool 5% 2/1/2041	18,345	18,617
Freddie Mac Gold Pool 5% 3/1/2038	2,271,563	2,290,562
Freddie Mac Gold Pool 5% 3/1/2041	157,472	159,811
Freddie Mac Gold Pool 5% 3/1/2041	102,999	104,520
Freddie Mac Gold Pool 5% 3/1/2041	15,532	15,619
Freddie Mac Gold Pool 5% 4/1/2034	10,653	10,787
Freddie Mac Gold Pool 5% 4/1/2034	55	56
Freddie Mac Gold Pool 5% 4/1/2035	75,142	76,077
Freddie Mac Gold Pool 5% 4/1/2035	26,337	26,691
Freddie Mac Gold Pool 5% 4/1/2035	19,734	19,996
Freddie Mac Gold Pool 5% 4/1/2036	189,594	192,171
Freddie Mac Gold Pool 5% 4/1/2038	193,688	196,378
Freddie Mac Gold Pool 5% 4/1/2040	263,420	267,277
Freddie Mac Gold Pool 5% 4/1/2041	35,030	35,505
Freddie Mac Gold Pool 5% 5/1/2034	12,925	13,085
Freddie Mac Gold Pool 5% 5/1/2034	8,426	8,527
Freddie Mac Gold Pool 5% 5/1/2034	6,721	6,803
Freddie Mac Gold Pool 5% 5/1/2034	1,006	1,018
Freddie Mac Gold Pool 5% 5/1/2035	74,151	75,139
Freddie Mac Gold Pool 5% 5/1/2035	2,622	2,654
Freddie Mac Gold Pool 5% 5/1/2040	38,965	39,523
Freddie Mac Gold Pool 5% 5/1/2041	90,109	91,332
Freddie Mac Gold Pool 5% 5/1/2052	408,925	407,527
Freddie Mac Gold Pool 5% 6/1/2035	13,923	14,102
Freddie Mac Gold Pool 5% 6/1/2035	6,275	6,359
Freddie Mac Gold Pool 5% 6/1/2038	4,832	4,901
Freddie Mac Gold Pool 5% 6/1/2038	3,638	3,690
Freddie Mac Gold Pool 5% 6/1/2040	144,834	146,950
Freddie Mac Gold Pool 5% 6/1/2040	105,202	106,734
Freddie Mac Gold Pool 5% 6/1/2041	4,487,169	4,553,537
Freddie Mac Gold Pool 5% 6/1/2041	111,862	113,379
Freddie Mac Gold Pool 5% 6/1/2052	8,005,070	7,967,697
Freddie Mac Gold Pool 5% 6/1/2052	1,243,804	1,239,552
Freddie Mac Gold Pool 5% 7/1/2034	158	160
Freddie Mac Gold Pool 5% 7/1/2035	482,044	488,279
Freddie Mac Gold Pool 5% 7/1/2035	67,574	68,486
Freddie Mac Gold Pool 5% 7/1/2035	3,294	3,339
Freddie Mac Gold Pool 5% 7/1/2035	2,187	2,216
Freddie Mac Gold Pool 5% 7/1/2035	1,035	1,049
Freddie Mac Gold Pool 5% 7/1/2035	1,019	1,032
Freddie Mac Gold Pool 5% 7/1/2035	667	676
Freddie Mac Gold Pool 5% 7/1/2035	367	371
Freddie Mac Gold Pool 5% 7/1/2040	19,661	19,938
Freddie Mac Gold Pool 5% 7/1/2040	1,129	1,146
Freddie Mac Gold Pool 5% 7/1/2041	101,730	103,110
Freddie Mac Gold Pool 5% 7/1/2041	75,897	76,967
Freddie Mac Gold Pool 5% 7/1/2041	70,656	71,705
Freddie Mac Gold Pool 5% 7/1/2041	69,262	70,201
Freddie Mac Gold Pool 5% 7/1/2041	52,501	53,092
Freddie Mac Gold Pool 5% 7/1/2041	46,594	47,283
Freddie Mac Gold Pool 5% 7/1/2041	30,006	30,402
Freddie Mac Gold Pool 5% 8/1/2033	8,731	8,839
Freddie Mac Gold Pool 5% 8/1/2033	2,663	2,694
Freddie Mac Gold Pool 5% 8/1/2034	116,645	118,113
Freddie Mac Gold Pool 5% 8/1/2035	9,551	9,671
Freddie Mac Gold Pool 5% 8/1/2035	1,259	1,276
Freddie Mac Gold Pool 5% 8/1/2036	2,481	2,513
Freddie Mac Gold Pool 5% 8/1/2040	227,312	230,539
Freddie Mac Gold Pool 5% 8/1/2040	4,468	4,531
Freddie Mac Gold Pool 5% 9/1/2033	28,321	28,662
Freddie Mac Gold Pool 5% 9/1/2035	60,695	61,534
Freddie Mac Gold Pool 5% 9/1/2035	2,567	2,601
Freddie Mac Gold Pool 5% 9/1/2035	276	279
Freddie Mac Gold Pool 5% 9/1/2052	1,582,854	1,561,367
Freddie Mac Gold Pool 5.5% 1/1/2055	9,840,844	9,987,406
Freddie Mac Gold Pool 5.5% 10/1/2054	2,999,701	2,996,568
Freddie Mac Gold Pool 5.5% 2/1/2054	2,074,741	2,079,706
Freddie Mac Gold Pool 5.5% 2/1/2055	2,474,755	2,472,248
Freddie Mac Gold Pool 5.5% 3/1/2053 (j)(k)(l)	35,381,045	35,896,926
Freddie Mac Gold Pool 5.5% 3/1/2055	3,024,166	3,021,953
Freddie Mac Gold Pool 5.5% 5/1/2053	6,212,618	6,264,373
Freddie Mac Gold Pool 5.5% 6/1/2054	11,164,972	11,156,453
Freddie Mac Gold Pool 5.5% 9/1/2054	1,999,801	1,997,713
Freddie Mac Gold Pool 6% 1/1/2029	372	381
Freddie Mac Gold Pool 6% 1/1/2029	96	99
Freddie Mac Gold Pool 6% 1/1/2032	6,627	6,876
Freddie Mac Gold Pool 6% 1/1/2032	4,249	4,407
Freddie Mac Gold Pool 6% 10/1/2032	3,642	3,789
Freddie Mac Gold Pool 6% 11/1/2029	320	327
Freddie Mac Gold Pool 6% 11/1/2031	4,562	4,734
Freddie Mac Gold Pool 6% 11/1/2032	36,772	38,167
Freddie Mac Gold Pool 6% 12/1/2032	1,905	1,981
Freddie Mac Gold Pool 6% 12/1/2037	94,919	100,266
Freddie Mac Gold Pool 6% 12/1/2037	24,726	26,108
Freddie Mac Gold Pool 6% 2/1/2029	214	219
Freddie Mac Gold Pool 6% 2/1/2029	165	169
Freddie Mac Gold Pool 6% 2/1/2029	139	142
Freddie Mac Gold Pool 6% 2/1/2029	17	16
Freddie Mac Gold Pool 6% 3/1/2029	458	469
Freddie Mac Gold Pool 6% 3/1/2029	297	304
Freddie Mac Gold Pool 6% 3/1/2029	82	84
Freddie Mac Gold Pool 6% 3/1/2029	67	69
Freddie Mac Gold Pool 6% 4/1/2029	133	135
Freddie Mac Gold Pool 6% 4/1/2029	40	41
Freddie Mac Gold Pool 6% 4/1/2031	3,450	3,569
Freddie Mac Gold Pool 6% 4/1/2033	12,362	12,853
Freddie Mac Gold Pool 6% 4/1/2054	13,532,645	13,946,151
Freddie Mac Gold Pool 6% 5/1/2029	758	771
Freddie Mac Gold Pool 6% 5/1/2029	144	146
Freddie Mac Gold Pool 6% 5/1/2029	140	144
Freddie Mac Gold Pool 6% 5/1/2033	88,113	91,153
Freddie Mac Gold Pool 6% 5/1/2054	20,061,752	20,718,648
Freddie Mac Gold Pool 6% 6/1/2029	1,603	1,636
Freddie Mac Gold Pool 6% 6/1/2029	296	303
Freddie Mac Gold Pool 6% 6/1/2029	99	101
Freddie Mac Gold Pool 6% 6/1/2031	1,151	1,193
Freddie Mac Gold Pool 6% 7/1/2028	37	38
Freddie Mac Gold Pool 6% 7/1/2029	536	548
Freddie Mac Gold Pool 6% 7/1/2029	303	310
Freddie Mac Gold Pool 6% 7/1/2029	268	273
Freddie Mac Gold Pool 6% 7/1/2029	263	269
Freddie Mac Gold Pool 6% 7/1/2029	211	217
Freddie Mac Gold Pool 6% 7/1/2029	162	165
Freddie Mac Gold Pool 6% 7/1/2029	55	56
Freddie Mac Gold Pool 6% 7/1/2029	43	44
Freddie Mac Gold Pool 6% 7/1/2032	8,833	9,154
Freddie Mac Gold Pool 6% 7/1/2033	12,368	12,894
Freddie Mac Gold Pool 6% 7/1/2037	13,941	14,721
Freddie Mac Gold Pool 6% 7/1/2039	33,858,246	34,809,206
Freddie Mac Gold Pool 6% 8/1/2037	213,946	225,464
Freddie Mac Gold Pool 6% 9/1/2033	66,927	69,692
Freddie Mac Gold Pool 6.5% 1/1/2032	43,720	45,645
Freddie Mac Gold Pool 6.5% 1/1/2054	18,211,952	19,036,913
Freddie Mac Gold Pool 6.5% 1/1/2054	6,608,740	6,910,167
Freddie Mac Gold Pool 6.5% 10/1/2032	25,411	26,597
Freddie Mac Gold Pool 6.5% 10/1/2053	5,022,014	5,238,515
Freddie Mac Gold Pool 6.5% 10/1/2053	4,894,795	5,114,989
Freddie Mac Gold Pool 6.5% 12/1/2053	2,492,772	2,610,675
Freddie Mac Gold Pool 6.5% 2/1/2037	2,609	2,756
Freddie Mac Gold Pool 6.5% 3/1/2032	57	60
Freddie Mac Gold Pool 6.5% 3/1/2036	267,112	278,881
Freddie Mac Gold Pool 6.5% 3/1/2037	2,278	2,428
Freddie Mac Gold Pool 6.5% 4/1/2032	2,672	2,788
Freddie Mac Gold Pool 6.5% 6/1/2054	15,232,453	15,951,010
Freddie Mac Gold Pool 6.5% 7/1/2032	679	710
Freddie Mac Gold Pool 6.5% 8/1/2032	10,273	10,726
Freddie Mac Gold Pool 6.5% 8/1/2032	6,910	7,230
Freddie Mac Gold Pool 6.5% 8/1/2032	6,434	6,726
Freddie Mac Gold Pool 6.5% 9/1/2039	525,948	560,753
Freddie Mac Gold Pool 6.5% 9/1/2053	581,279	608,518
Freddie Mac Gold Pool 6.5% 9/1/2053	561,892	586,115
Freddie Mac Gold Pool 7% 1/1/2036	13,386	14,119
Freddie Mac Gold Pool 7% 11/1/2026	563	570
Freddie Mac Gold Pool 7% 11/1/2034	21,580	22,769
Freddie Mac Gold Pool 7% 11/1/2034	19,449	20,619
Freddie Mac Gold Pool 7% 12/1/2026	2,498	2,525
Freddie Mac Gold Pool 7% 2/1/2027	271	272
Freddie Mac Gold Pool 7% 3/1/2026	1,183	1,187
Freddie Mac Gold Pool 7% 4/1/2032	8,784	9,211
Freddie Mac Gold Pool 7% 4/1/2032	3,721	3,935
Freddie Mac Gold Pool 7% 7/1/2026	407	408
Freddie Mac Gold Pool 7% 7/1/2029	36,764	38,427
Freddie Mac Gold Pool 7% 8/1/2026	3,759	3,791
Freddie Mac Gold Pool 7% 9/1/2026	4,282	4,322
Freddie Mac Gold Pool 7% 9/1/2035	55,906	59,111
Freddie Mac Gold Pool 7.5% 1/1/2027	5,112	5,177
Freddie Mac Gold Pool 7.5% 10/1/2027	92	95
Freddie Mac Gold Pool 7.5% 10/1/2030	88	93
Freddie Mac Gold Pool 7.5% 11/1/2029	7,850	8,216
Freddie Mac Gold Pool 7.5% 11/1/2030	9,442	9,850
Freddie Mac Gold Pool 7.5% 11/1/2030	306	325
Freddie Mac Gold Pool 7.5% 11/1/2030	14	14
Freddie Mac Gold Pool 7.5% 11/1/2031	418	447
Freddie Mac Gold Pool 7.5% 12/1/2029	2,197	2,296
Freddie Mac Gold Pool 7.5% 2/1/2027	17	16
Freddie Mac Gold Pool 7.5% 3/1/2027	17	17
Freddie Mac Gold Pool 7.5% 4/1/2028	239	243
Freddie Mac Gold Pool 7.5% 5/1/2031	364	383
Freddie Mac Gold Pool 7.5% 6/1/2027	198	202
Freddie Mac Gold Pool 7.5% 6/1/2032	5,081	5,423
Freddie Mac Gold Pool 7.5% 7/1/2026	114	116
Freddie Mac Gold Pool 7.5% 8/1/2026	105	106
Freddie Mac Gold Pool 7.5% 9/1/2030	362	381
Freddie Mac Gold Pool 7.5% 9/1/2030	48	50
Freddie Mac Gold Pool 7.5% 9/1/2031	7,252	7,683
Freddie Mac Gold Pool 8% 11/1/2031	966	1,005
Freddie Mac Gold Pool 8% 12/1/2026	89	90
Freddie Mac Gold Pool 8% 2/1/2030	110	113
Freddie Mac Gold Pool 8% 4/1/2027	1,075	1,087
Freddie Mac Gold Pool 8% 4/1/2032	136	142
Freddie Mac Gold Pool 8% 7/1/2025	6	5
Freddie Mac Gold Pool 8% 7/1/2025	2	1
Freddie Mac Gold Pool 8% 7/1/2030	946	985
Freddie Mac Gold Pool 8% 8/1/2030	2,222	2,299
Freddie Mac Gold Pool 8% 8/1/2030	72	75
Freddie Mac Gold Pool 8% 8/1/2030	31	32
Freddie Mac Gold Pool 8% 9/1/2030	61	63
Freddie Mac Gold Pool 8.5% 1/1/2028	17	16
Freddie Mac Gold Pool 8.5% 12/1/2027	28	28
Freddie Mac Gold Pool 8.5% 5/1/2027	41	42
Freddie Mac Gold Pool 8.5% 5/1/2027	17	18
Freddie Mac Gold Pool 8.5% 8/1/2026	77	78
Freddie Mac Gold Pool 8.5% 8/1/2027	1,121	1,145
Freddie Mac Gold Pool 8.5% 8/1/2027	393	404
Freddie Mac Gold Pool 8.5% 8/1/2027	76	77
Freddie Mac Gold Pool 8.5% 9/1/2026	43	43
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	5,659,649	5,829,492
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,907,315	3,052,865
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,717,665	2,859,665
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	881,927	935,450
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (b)(d)	11,102	11,308
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.382% 3/1/2036 (b)(d)	45,399	46,345
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (b)(d)	34,625	35,627
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.61% 12/1/2040 (b)(d)	325,001	337,910
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.293% 9/1/2041 (b)(d)	127,178	132,329
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.567% 7/1/2041 (b)(d)	81,101	84,259
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.384% 5/1/2035 (b)(d)	69,401	71,499
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 7.239% 4/1/2036 (b)(d)	23,870	24,690
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.255% 4/1/2041 (b)(d)	1,936	2,014
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (b)(d)	14,651	15,284
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.157% 5/1/2041 (b)(d)	27,323	28,532
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.484% 5/1/2041 (b)(d)	18,639	19,432
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.628% 6/1/2041 (b)(d)	26,274	27,386
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (b)(d)	7,590	7,910
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.924%, 7.285% 10/1/2042 (b)(d)	44,701	46,527
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.926% 4/1/2038 (b)(d)	19,375	20,239
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(d)	366	375
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 7.905% 7/1/2036 (b)(d)	16,301	16,899
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (b)(d)	28,556	29,828
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.847% 6/1/2033 (b)(d)	35,927	36,422
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.496% 1/1/2035 (b)(d)	2,095	2,139
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 7.133% 6/1/2033 (b)(d)	63,721	64,796
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.219% 3/1/2035 (b)(d)	109,051	111,345
Freddie Mac Non Gold Pool 3.5% 5/1/2049	1,151,490	1,056,014
Freddie Mac Non Gold Pool 4% 9/1/2040	12,720	12,276
Freddie Mac Non Gold Pool 5% 8/1/2053	5,789,042	5,705,934
Freddie Mac Non Gold Pool 5.5% 1/1/2055	1,287,836	1,286,491
Freddie Mac Non Gold Pool 5.5% 2/1/2055	1,341,695	1,342,600
Freddie Mac Non Gold Pool 5.5% 8/1/2053	13,390,652	13,527,314
Freddie Mac Non Gold Pool 5.5% 8/1/2053	4,334,842	4,379,082
Freddie Mac Non Gold Pool 5.5% 8/1/2053	4,264,650	4,304,176
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.901% 8/1/2037 (b)(d)	21,837	21,983
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.906% 4/1/2035 (b)(d)	46,255	47,177
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.868%, 6.864% 10/1/2036 (b)(d)	40,548	41,528
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.995%, 6.877% 10/1/2035 (b)(d)	27,434	28,127
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(d)	12,569	12,954
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.181%, 8.681% 10/1/2035 (b)(d)	4,638	4,834
Freddie Mac Non Gold Pool 6% 6/1/2053	6,316,522	6,487,818
Freddie Mac Non Gold Pool 6% 6/1/2053	6,176,748	6,355,835
Freddie Mac Non Gold Pool 6% 6/1/2053	5,220,799	5,362,381
Freddie Mac Non Gold Pool 6% 7/1/2053	6,599,480	6,790,824
Freddie Mac Non Gold Pool 6% 7/1/2053	5,851,480	6,010,165
Freddie Mac Non Gold Pool 6.5% 1/1/2055	5,071,918	5,303,249
Ginnie Mae I Pool 2% 11/20/2052	1,117,562	915,155
Ginnie Mae I Pool 2.5% 1/20/2052	8,887,250	7,505,603
Ginnie Mae I Pool 2.5% 12/20/2051	13,820,484	11,671,896
Ginnie Mae I Pool 2.5% 12/20/2051	9,223,063	7,789,209
Ginnie Mae I Pool 2.5% 12/20/2051	7,204,752	6,084,672
Ginnie Mae I Pool 2.5% 12/20/2052	20,745	17,750
Ginnie Mae I Pool 2.5% 8/20/2051	50,936,094	43,065,119
Ginnie Mae I Pool 2.5% 8/20/2051	13,301,698	11,246,234
Ginnie Mae I Pool 2.5% 8/20/2051	7,744,934	6,548,136
Ginnie Mae I Pool 2.5% 9/20/2051	22,673,370	19,169,734
Ginnie Mae I Pool 2.5% 9/20/2051	13,105,471	11,080,329
Ginnie Mae I Pool 3% 1/20/2050	141,804	125,551
Ginnie Mae I Pool 3% 1/20/2050	76,508	67,763
Ginnie Mae I Pool 3% 12/15/2042	542,078	489,882
Ginnie Mae I Pool 3% 12/20/2042	661,780	603,862
Ginnie Mae I Pool 3% 2/15/2045	312,457	280,255
Ginnie Mae I Pool 3% 2/15/2045	224,538	201,068
Ginnie Mae I Pool 3% 2/20/2050	8,688,369	7,689,830
Ginnie Mae I Pool 3% 2/20/2050	901,185	797,613
Ginnie Mae I Pool 3% 3/15/2045	449,483	402,502
Ginnie Mae I Pool 3% 3/20/2043	440,725	402,203
Ginnie Mae I Pool 3% 3/20/2043	184,250	168,260
Ginnie Mae I Pool 3% 4/15/2043	58,080	52,323
Ginnie Mae I Pool 3% 4/15/2043	55,275	50,006
Ginnie Mae I Pool 3% 4/15/2043	5,833	5,283
Ginnie Mae I Pool 3% 4/15/2043	5,348	4,895
Ginnie Mae I Pool 3% 4/15/2045	198,124	177,613
Ginnie Mae I Pool 3% 5/15/2042	84,151	76,494
Ginnie Mae I Pool 3% 5/15/2043	56,331	50,341
Ginnie Mae I Pool 3% 5/15/2043	44,588	40,281
Ginnie Mae I Pool 3% 5/15/2043	43,577	39,452
Ginnie Mae I Pool 3% 5/15/2043	16,363	14,736
Ginnie Mae I Pool 3% 5/15/2045	2,750	2,466
Ginnie Mae I Pool 3% 6/15/2043	73,240	66,403
Ginnie Mae I Pool 3% 6/15/2043	56,321	50,703
Ginnie Mae I Pool 3% 6/15/2043	34,488	31,397
Ginnie Mae I Pool 3.5% 1/15/2041	77,921	73,099
Ginnie Mae I Pool 3.5% 1/15/2041	17,007	15,925
Ginnie Mae I Pool 3.5% 1/15/2042	230,705	214,587
Ginnie Mae I Pool 3.5% 1/15/2042	173,032	161,094
Ginnie Mae I Pool 3.5% 1/15/2042	46,903	43,784
Ginnie Mae I Pool 3.5% 1/15/2042	5,147	4,807
Ginnie Mae I Pool 3.5% 1/15/2042	2,403	2,243
Ginnie Mae I Pool 3.5% 1/15/2043	266,887	248,534
Ginnie Mae I Pool 3.5% 1/15/2043	8,278	7,715
Ginnie Mae I Pool 3.5% 1/20/2050	87,218	79,658
Ginnie Mae I Pool 3.5% 1/20/2050	44,517	40,909
Ginnie Mae I Pool 3.5% 1/20/2050	43,439	39,809
Ginnie Mae I Pool 3.5% 1/20/2050	24,679	22,617
Ginnie Mae I Pool 3.5% 11/15/2040	32,824	30,727
Ginnie Mae I Pool 3.5% 11/15/2041	299,344	280,369
Ginnie Mae I Pool 3.5% 11/15/2041	110,981	103,499
Ginnie Mae I Pool 3.5% 11/15/2041	3,025	2,821
Ginnie Mae I Pool 3.5% 11/15/2042	607,574	565,929
Ginnie Mae I Pool 3.5% 11/20/2049	362,344	332,069
Ginnie Mae I Pool 3.5% 11/20/2049	170,521	155,741
Ginnie Mae I Pool 3.5% 12/15/2040	6,419	6,014
Ginnie Mae I Pool 3.5% 12/15/2041	231,262	215,566
Ginnie Mae I Pool 3.5% 12/15/2041	205,760	191,610
Ginnie Mae I Pool 3.5% 12/15/2041	128,400	120,073
Ginnie Mae I Pool 3.5% 12/15/2041	20,886	19,521
Ginnie Mae I Pool 3.5% 2/15/2042	467,550	436,243
Ginnie Mae I Pool 3.5% 2/15/2042	320,842	299,286
Ginnie Mae I Pool 3.5% 2/15/2042	251,666	235,167
Ginnie Mae I Pool 3.5% 2/15/2042	249,660	233,117
Ginnie Mae I Pool 3.5% 2/15/2042	201,122	187,203
Ginnie Mae I Pool 3.5% 2/15/2042	149,879	139,473
Ginnie Mae I Pool 3.5% 2/15/2042	134,553	125,543
Ginnie Mae I Pool 3.5% 2/15/2042	88,380	82,524
Ginnie Mae I Pool 3.5% 2/15/2042	10,470	9,774
Ginnie Mae I Pool 3.5% 2/15/2043	1,178,147	1,099,261
Ginnie Mae I Pool 3.5% 2/15/2043	44,153	41,146
Ginnie Mae I Pool 3.5% 2/15/2044	169,769	157,136
Ginnie Mae I Pool 3.5% 2/20/2043	847,799	790,983
Ginnie Mae I Pool 3.5% 2/20/2050	571,292	521,775
Ginnie Mae I Pool 3.5% 3/15/2042	240,694	224,914
Ginnie Mae I Pool 3.5% 3/15/2042	128,862	120,630
Ginnie Mae I Pool 3.5% 3/15/2042	33,773	31,481
Ginnie Mae I Pool 3.5% 3/15/2042	20,468	19,107
Ginnie Mae I Pool 3.5% 3/15/2042	19,625	18,293
Ginnie Mae I Pool 3.5% 3/15/2043	8,341	7,762
Ginnie Mae I Pool 3.5% 3/20/2043	379,503	353,987
Ginnie Mae I Pool 3.5% 3/20/2043	303,091	282,588
Ginnie Mae I Pool 3.5% 4/15/2043	1,087,846	1,015,762
Ginnie Mae I Pool 3.5% 4/15/2043	181,575	168,504
Ginnie Mae I Pool 3.5% 4/20/2043	320,466	298,432
Ginnie Mae I Pool 3.5% 4/20/2043	122,823	114,429
Ginnie Mae I Pool 3.5% 5/15/2042	362,611	338,668
Ginnie Mae I Pool 3.5% 5/15/2042	258,792	241,584
Ginnie Mae I Pool 3.5% 5/15/2043	40,160	37,312
Ginnie Mae I Pool 3.5% 5/15/2043	35,601	33,292
Ginnie Mae I Pool 3.5% 5/15/2043	33,490	31,187
Ginnie Mae I Pool 3.5% 5/15/2043	13,579	12,655
Ginnie Mae I Pool 3.5% 5/20/2046	221,385	204,825
Ginnie Mae I Pool 3.5% 5/20/2046	151,687	140,341
Ginnie Mae I Pool 3.5% 5/20/2046	117,798	108,986
Ginnie Mae I Pool 3.5% 5/20/2046	114,755	106,171
Ginnie Mae I Pool 3.5% 5/20/2046	112,839	104,399
Ginnie Mae I Pool 3.5% 5/20/2046	77,710	71,819
Ginnie Mae I Pool 3.5% 6/15/2042	7,941	7,393
Ginnie Mae I Pool 3.5% 6/15/2043	74,817	69,494
Ginnie Mae I Pool 3.5% 6/15/2043	65,095	60,369
Ginnie Mae I Pool 3.5% 6/15/2043	54,042	50,338
Ginnie Mae I Pool 3.5% 6/15/2043	34,135	32,022
Ginnie Mae I Pool 3.5% 6/15/2043	25,160	23,381
Ginnie Mae I Pool 3.5% 6/15/2043	7,509	6,970
Ginnie Mae I Pool 3.5% 6/20/2046	567,451	525,005
Ginnie Mae I Pool 3.5% 6/20/2046	169,560	156,876
Ginnie Mae I Pool 3.5% 6/20/2046	146,321	135,376
Ginnie Mae I Pool 3.5% 6/20/2046	139,570	129,130
Ginnie Mae I Pool 3.5% 6/20/2046	115,509	106,869
Ginnie Mae I Pool 3.5% 6/20/2046	75,013	69,402
Ginnie Mae I Pool 3.5% 6/20/2046	50,724	46,946
Ginnie Mae I Pool 3.5% 7/15/2042	171,685	159,956
Ginnie Mae I Pool 3.5% 7/15/2042	59,173	55,143
Ginnie Mae I Pool 3.5% 7/15/2042	13,941	12,982
Ginnie Mae I Pool 3.5% 7/15/2043	28,504	26,488
Ginnie Mae I Pool 3.5% 7/20/2043	332,534	308,874
Ginnie Mae I Pool 3.5% 7/20/2046	6,703,545	6,204,205
Ginnie Mae I Pool 3.5% 8/15/2042	13,740	12,789
Ginnie Mae I Pool 3.5% 8/15/2043	19,709	18,290
Ginnie Mae I Pool 3.5% 9/15/2041	2,062	1,930
Ginnie Mae I Pool 3.5% 9/15/2042	41,044	38,168
Ginnie Mae I Pool 3.5% 9/15/2042	31,209	29,029
Ginnie Mae I Pool 3.5% 9/15/2042	18,248	17,118
Ginnie Mae I Pool 3.5% 9/15/2042	16,847	15,666
Ginnie Mae I Pool 3.5% 9/15/2042	2,420	2,253
Ginnie Mae I Pool 3.5% 9/15/2043	14,545	13,519
Ginnie Mae I Pool 4% 1/15/2040	40,144	38,850
Ginnie Mae I Pool 4% 1/15/2040	39,232	37,886
Ginnie Mae I Pool 4% 1/15/2041	227,763	219,672
Ginnie Mae I Pool 4% 1/15/2041	29,976	28,911
Ginnie Mae I Pool 4% 1/15/2041	8,589	8,287
Ginnie Mae I Pool 4% 1/15/2041	3,946	3,806
Ginnie Mae I Pool 4% 1/15/2042	28,719	27,702
Ginnie Mae I Pool 4% 1/15/2043	98,565	94,811
Ginnie Mae I Pool 4% 1/15/2047	465,949	440,709
Ginnie Mae I Pool 4% 1/15/2047	408,037	385,933
Ginnie Mae I Pool 4% 1/15/2047	299,755	283,517
Ginnie Mae I Pool 4% 1/15/2047	142,687	134,957
Ginnie Mae I Pool 4% 10/15/2039	48,309	46,758
Ginnie Mae I Pool 4% 10/15/2040	240,101	231,716
Ginnie Mae I Pool 4% 10/15/2040	228,380	220,515
Ginnie Mae I Pool 4% 10/15/2040	214,434	206,944
Ginnie Mae I Pool 4% 10/15/2040	27,665	26,706
Ginnie Mae I Pool 4% 10/15/2040	22,156	21,390
Ginnie Mae I Pool 4% 10/15/2040	14,484	13,992
Ginnie Mae I Pool 4% 10/15/2040	9,849	9,514
Ginnie Mae I Pool 4% 10/15/2041	1,116,649	1,075,497
Ginnie Mae I Pool 4% 10/15/2041	439,517	423,749
Ginnie Mae I Pool 4% 10/15/2041	269,612	260,034
Ginnie Mae I Pool 4% 10/15/2041	237,245	228,818
Ginnie Mae I Pool 4% 10/15/2041	141,766	136,541
Ginnie Mae I Pool 4% 10/15/2041	116,572	112,543
Ginnie Mae I Pool 4% 10/15/2041	87,490	84,201
Ginnie Mae I Pool 4% 10/15/2041	70,024	67,488
Ginnie Mae I Pool 4% 10/15/2041	54,655	52,701
Ginnie Mae I Pool 4% 10/15/2041	41,444	39,997
Ginnie Mae I Pool 4% 10/15/2041	31,537	30,395
Ginnie Mae I Pool 4% 10/15/2041	15,286	14,752
Ginnie Mae I Pool 4% 10/20/2042	757,880	727,451
Ginnie Mae I Pool 4% 11/15/2039	36,252	35,123
Ginnie Mae I Pool 4% 11/15/2040	59,483	57,377
Ginnie Mae I Pool 4% 11/15/2040	13,909	13,449
Ginnie Mae I Pool 4% 11/15/2040	7,445	7,202
Ginnie Mae I Pool 4% 11/15/2041	701,022	675,791
Ginnie Mae I Pool 4% 11/15/2041	64,975	62,524
Ginnie Mae I Pool 4% 11/15/2041	7,538	7,260
Ginnie Mae I Pool 4% 11/15/2041	3,763	3,631
Ginnie Mae I Pool 4% 11/15/2042	33,026	31,776
Ginnie Mae I Pool 4% 12/15/2039	122,399	118,214
Ginnie Mae I Pool 4% 12/15/2039	26,373	25,475
Ginnie Mae I Pool 4% 12/15/2040	1,402,473	1,352,651
Ginnie Mae I Pool 4% 12/15/2040	28,316	27,403
Ginnie Mae I Pool 4% 12/15/2040	19,794	19,103
Ginnie Mae I Pool 4% 12/15/2040	13,556	13,063
Ginnie Mae I Pool 4% 12/15/2040	9,220	8,886
Ginnie Mae I Pool 4% 12/15/2041	343,632	331,264
Ginnie Mae I Pool 4% 12/15/2041	216,921	208,926
Ginnie Mae I Pool 4% 12/15/2041	150,715	145,218
Ginnie Mae I Pool 4% 12/15/2041	82,130	79,124
Ginnie Mae I Pool 4% 12/15/2041	19,863	19,184
Ginnie Mae I Pool 4% 12/15/2041	11,386	10,972
Ginnie Mae I Pool 4% 12/15/2041	10,584	10,190
Ginnie Mae I Pool 4% 12/15/2042	25,396	24,457
Ginnie Mae I Pool 4% 12/15/2046	75,723	71,763
Ginnie Mae I Pool 4% 2/15/2040	181,175	174,891
Ginnie Mae I Pool 4% 2/15/2040	105,698	102,006
Ginnie Mae I Pool 4% 2/15/2040	99,668	96,336
Ginnie Mae I Pool 4% 2/15/2040	21,859	21,118
Ginnie Mae I Pool 4% 2/15/2041	94,314	91,031
Ginnie Mae I Pool 4% 2/15/2041	29,594	28,511
Ginnie Mae I Pool 4% 2/15/2041	6,633	6,403
Ginnie Mae I Pool 4% 2/15/2042	108,731	104,766
Ginnie Mae I Pool 4% 2/15/2045	192,384	184,554
Ginnie Mae I Pool 4% 3/15/2040	920,356	888,548
Ginnie Mae I Pool 4% 3/15/2041	456,955	441,107
Ginnie Mae I Pool 4% 3/15/2041	34,119	32,931
Ginnie Mae I Pool 4% 3/15/2041	14,512	13,975
Ginnie Mae I Pool 4% 3/15/2042	368,711	355,122
Ginnie Mae I Pool 4% 3/15/2042	53,532	51,506
Ginnie Mae I Pool 4% 3/15/2042	24,182	23,294
Ginnie Mae I Pool 4% 3/15/2042	5,809	5,592
Ginnie Mae I Pool 4% 3/20/2047	2,124,374	2,020,725
Ginnie Mae I Pool 4% 4/15/2040	79,139	76,356
Ginnie Mae I Pool 4% 4/15/2040	30,418	29,405
Ginnie Mae I Pool 4% 4/15/2041	97,274	93,853
Ginnie Mae I Pool 4% 4/15/2042	65,999	63,534
Ginnie Mae I Pool 4% 4/15/2043	186,300	179,139
Ginnie Mae I Pool 4% 4/15/2043	20,218	19,522
Ginnie Mae I Pool 4% 4/15/2046	3,171,426	3,040,663
Ginnie Mae I Pool 4% 4/20/2048	1,068,213	1,008,083
Ginnie Mae I Pool 4% 4/20/2048	979,406	924,275
Ginnie Mae I Pool 4% 5/15/2040	59,162	57,067
Ginnie Mae I Pool 4% 5/15/2041	6,873	6,668
Ginnie Mae I Pool 4% 5/15/2041	1,599	1,542
Ginnie Mae I Pool 4% 5/15/2042	16,163	15,743
Ginnie Mae I Pool 4% 5/15/2043	26,208	25,167
Ginnie Mae I Pool 4% 5/15/2045	178,822	170,253
Ginnie Mae I Pool 4% 5/20/2041	23,932	23,141
Ginnie Mae I Pool 4% 5/20/2049	188,540	177,515
Ginnie Mae I Pool 4% 6/15/2041	56,998	54,953
Ginnie Mae I Pool 4% 6/15/2041	32,217	31,200
Ginnie Mae I Pool 4% 6/15/2041	28,809	27,740
Ginnie Mae I Pool 4% 6/15/2042	36,032	34,643
Ginnie Mae I Pool 4% 6/15/2042	1,691	1,627
Ginnie Mae I Pool 4% 6/15/2043	177,387	170,506
Ginnie Mae I Pool 4% 6/15/2043	6,864	6,611
Ginnie Mae I Pool 4% 6/15/2045	48,115	45,810
Ginnie Mae I Pool 4% 7/15/2039	44,513	43,013
Ginnie Mae I Pool 4% 7/15/2041	40,719	39,317
Ginnie Mae I Pool 4% 7/15/2041	40,197	38,750
Ginnie Mae I Pool 4% 7/15/2041	20,946	20,161
Ginnie Mae I Pool 4% 7/15/2041	20,057	19,308
Ginnie Mae I Pool 4% 7/15/2041	11,056	10,649
Ginnie Mae I Pool 4% 7/15/2041	6,946	6,696
Ginnie Mae I Pool 4% 7/15/2041	2,712	2,688
Ginnie Mae I Pool 4% 7/15/2042	96,838	93,070
Ginnie Mae I Pool 4% 7/15/2045	130,686	124,424
Ginnie Mae I Pool 4% 7/15/2046	340,569	322,759
Ginnie Mae I Pool 4% 7/15/2046	218,815	207,645
Ginnie Mae I Pool 4% 8/15/2039	34,307	33,187
Ginnie Mae I Pool 4% 8/15/2039	21,978	21,241
Ginnie Mae I Pool 4% 8/15/2039	13,949	13,466
Ginnie Mae I Pool 4% 8/15/2040	9,867	9,529
Ginnie Mae I Pool 4% 8/15/2041	59,967	57,816
Ginnie Mae I Pool 4% 8/15/2041	40,257	38,866
Ginnie Mae I Pool 4% 8/15/2041	8,617	8,336
Ginnie Mae I Pool 4% 8/15/2042	94,953	91,292
Ginnie Mae I Pool 4% 8/15/2042	14,724	14,199
Ginnie Mae I Pool 4% 8/15/2042	4,048	3,909
Ginnie Mae I Pool 4% 8/15/2043	37,025	35,534
Ginnie Mae I Pool 4% 8/15/2043	26,010	24,960
Ginnie Mae I Pool 4% 8/15/2043	10,823	10,412
Ginnie Mae I Pool 4% 9/15/2039	29,370	28,451
Ginnie Mae I Pool 4% 9/15/2040	15,455	14,926
Ginnie Mae I Pool 4% 9/15/2041	341,154	328,797
Ginnie Mae I Pool 4% 9/15/2041	56,133	54,126
Ginnie Mae I Pool 4% 9/15/2041	54,374	52,469
Ginnie Mae I Pool 4% 9/15/2041	21,465	20,655
Ginnie Mae I Pool 4% 9/15/2041	13,951	13,440
Ginnie Mae I Pool 4% 9/15/2041	5,929	5,735
Ginnie Mae I Pool 4.5% 10/15/2039	22,858	22,505
Ginnie Mae I Pool 4.5% 10/15/2039	17,634	17,398
Ginnie Mae I Pool 4.5% 10/15/2039	4,242	4,187
Ginnie Mae I Pool 4.5% 10/15/2039	4,097	4,041
Ginnie Mae I Pool 4.5% 10/15/2040	3,641	3,589
Ginnie Mae I Pool 4.5% 11/15/2039	136,867	134,740
Ginnie Mae I Pool 4.5% 11/15/2039	52,770	51,998
Ginnie Mae I Pool 4.5% 11/15/2039	42,946	42,342
Ginnie Mae I Pool 4.5% 11/15/2039	38,528	37,988
Ginnie Mae I Pool 4.5% 11/15/2039	35,041	34,608
Ginnie Mae I Pool 4.5% 11/15/2039	33,737	33,266
Ginnie Mae I Pool 4.5% 11/15/2039	19,536	19,264
Ginnie Mae I Pool 4.5% 11/15/2039	15,863	15,645
Ginnie Mae I Pool 4.5% 11/15/2039	4,591	4,529
Ginnie Mae I Pool 4.5% 11/15/2039	4,408	4,350
Ginnie Mae I Pool 4.5% 11/15/2039	3,287	3,243
Ginnie Mae I Pool 4.5% 11/15/2039	2,237	2,205
Ginnie Mae I Pool 4.5% 11/15/2039	1,989	1,962
Ginnie Mae I Pool 4.5% 12/15/2039	50,447	49,812
Ginnie Mae I Pool 4.5% 2/15/2040	116,692	115,077
Ginnie Mae I Pool 4.5% 2/15/2040	108,135	106,380
Ginnie Mae I Pool 4.5% 2/15/2040	81,978	80,909
Ginnie Mae I Pool 4.5% 2/15/2040	79,496	78,391
Ginnie Mae I Pool 4.5% 2/15/2040	54,878	54,129
Ginnie Mae I Pool 4.5% 2/15/2040	42,503	41,912
Ginnie Mae I Pool 4.5% 2/15/2040	40,560	40,039
Ginnie Mae I Pool 4.5% 2/15/2040	31,052	30,615
Ginnie Mae I Pool 4.5% 2/15/2040	21,674	21,395
Ginnie Mae I Pool 4.5% 2/15/2040	6,239	6,153
Ginnie Mae I Pool 4.5% 2/15/2040	6,009	5,926
Ginnie Mae I Pool 4.5% 2/15/2040	1,111	1,096
Ginnie Mae I Pool 4.5% 2/15/2041	24,422	24,042
Ginnie Mae I Pool 4.5% 3/15/2040	277,513	273,706
Ginnie Mae I Pool 4.5% 3/15/2040	29,314	28,895
Ginnie Mae I Pool 4.5% 3/15/2040	17,780	17,534
Ginnie Mae I Pool 4.5% 3/15/2040	13,562	13,377
Ginnie Mae I Pool 4.5% 3/15/2041	1,731,790	1,705,279
Ginnie Mae I Pool 4.5% 3/15/2041	860,742	848,627
Ginnie Mae I Pool 4.5% 3/15/2041	235,816	232,524
Ginnie Mae I Pool 4.5% 3/15/2041	27,319	26,935
Ginnie Mae I Pool 4.5% 3/15/2041	4,058	3,996
Ginnie Mae I Pool 4.5% 3/15/2041	1,059	1,043
Ginnie Mae I Pool 4.5% 4/15/2040	116,605	115,041
Ginnie Mae I Pool 4.5% 4/15/2040	77,864	76,791
Ginnie Mae I Pool 4.5% 4/15/2040	55,505	54,630
Ginnie Mae I Pool 4.5% 4/15/2040	42,574	41,918
Ginnie Mae I Pool 4.5% 4/15/2040	25,305	24,931
Ginnie Mae I Pool 4.5% 4/15/2040	9,851	9,689
Ginnie Mae I Pool 4.5% 4/15/2040	9,653	9,494
Ginnie Mae I Pool 4.5% 4/15/2040	6,729	6,635
Ginnie Mae I Pool 4.5% 4/15/2041	72,091	71,003
Ginnie Mae I Pool 4.5% 5/15/2039	40,153	39,624
Ginnie Mae I Pool 4.5% 5/15/2040	146,602	144,564
Ginnie Mae I Pool 4.5% 5/15/2040	13,145	12,946
Ginnie Mae I Pool 4.5% 5/15/2041	209	208
Ginnie Mae I Pool 4.5% 6/15/2039	76,581	75,627
Ginnie Mae I Pool 4.5% 6/15/2039	70,925	69,973
Ginnie Mae I Pool 4.5% 6/15/2039	12,739	12,569
Ginnie Mae I Pool 4.5% 6/15/2039	10,316	10,179
Ginnie Mae I Pool 4.5% 6/15/2039	9,120	9,001
Ginnie Mae I Pool 4.5% 6/15/2040	528,840	520,496
Ginnie Mae I Pool 4.5% 6/15/2040	310,994	306,691
Ginnie Mae I Pool 4.5% 6/15/2040	167,040	164,708
Ginnie Mae I Pool 4.5% 6/15/2040	154,511	152,337
Ginnie Mae I Pool 4.5% 6/15/2040	78,179	77,102
Ginnie Mae I Pool 4.5% 6/15/2040	76,475	75,421
Ginnie Mae I Pool 4.5% 6/15/2040	66,137	65,202
Ginnie Mae I Pool 4.5% 6/15/2040	62,709	61,830
Ginnie Mae I Pool 4.5% 6/15/2040	8,999	8,873
Ginnie Mae I Pool 4.5% 6/15/2040	5,846	5,761
Ginnie Mae I Pool 4.5% 6/15/2041	1,004,936	989,712
Ginnie Mae I Pool 4.5% 7/15/2039	72,026	71,101
Ginnie Mae I Pool 4.5% 7/15/2039	22,510	22,206
Ginnie Mae I Pool 4.5% 7/15/2039	2,114	2,084
Ginnie Mae I Pool 4.5% 7/15/2040	249,727	246,241
Ginnie Mae I Pool 4.5% 7/15/2040	201,715	198,912
Ginnie Mae I Pool 4.5% 7/15/2040	155,247	153,127
Ginnie Mae I Pool 4.5% 7/15/2040	123,548	121,823
Ginnie Mae I Pool 4.5% 7/15/2040	109,820	108,301
Ginnie Mae I Pool 4.5% 7/15/2040	103,251	101,785
Ginnie Mae I Pool 4.5% 7/15/2040	15,855	15,630
Ginnie Mae I Pool 4.5% 7/15/2040	9,250	9,117
Ginnie Mae I Pool 4.5% 7/15/2040	4,025	3,968
Ginnie Mae I Pool 4.5% 7/15/2040	690	680
Ginnie Mae I Pool 4.5% 8/15/2039	641,432	632,867
Ginnie Mae I Pool 4.5% 8/15/2039	403,788	398,447
Ginnie Mae I Pool 4.5% 8/15/2039	328,656	324,329
Ginnie Mae I Pool 4.5% 8/15/2039	134,265	132,439
Ginnie Mae I Pool 4.5% 8/15/2039	58,636	57,868
Ginnie Mae I Pool 4.5% 8/15/2039	10,752	10,607
Ginnie Mae I Pool 4.5% 8/15/2040	73,106	72,081
Ginnie Mae I Pool 4.5% 8/15/2040	15,151	14,867
Ginnie Mae I Pool 4.5% 8/15/2040	6,791	6,690
Ginnie Mae I Pool 4.5% 8/15/2040	6,169	6,075
Ginnie Mae I Pool 4.5% 8/15/2040	4,738	4,673
Ginnie Mae I Pool 4.5% 8/15/2040	1,722	1,698
Ginnie Mae I Pool 4.5% 8/15/2041	13,232	13,051
Ginnie Mae I Pool 4.5% 9/15/2039	118,973	117,370
Ginnie Mae I Pool 4.5% 9/15/2039	55,493	54,759
Ginnie Mae I Pool 4.5% 9/15/2039	22,897	22,597
Ginnie Mae I Pool 4.5% 9/15/2039	20,402	20,123
Ginnie Mae I Pool 4.5% 9/15/2040	18,287	18,034
Ginnie Mae I Pool 4.5% 9/15/2040	10,790	10,634
Ginnie Mae I Pool 5% 1/15/2034	4,180	4,209
Ginnie Mae I Pool 5% 1/15/2040	1,929	1,944
Ginnie Mae I Pool 5% 1/15/2040	1,836	1,848
Ginnie Mae I Pool 5% 10/15/2033	2,414	2,430
Ginnie Mae I Pool 5% 10/15/2034	3,650	3,675
Ginnie Mae I Pool 5% 10/15/2039	90,280	91,011
Ginnie Mae I Pool 5% 10/15/2039	45,517	45,884
Ginnie Mae I Pool 5% 10/15/2039	27,082	27,302
Ginnie Mae I Pool 5% 10/15/2039	14,501	14,618
Ginnie Mae I Pool 5% 10/15/2039	8,631	8,701
Ginnie Mae I Pool 5% 11/15/2033	1,460	1,470
Ginnie Mae I Pool 5% 11/15/2039	41,276	41,611
Ginnie Mae I Pool 5% 11/15/2039	27,607	27,827
Ginnie Mae I Pool 5% 11/15/2039	16,851	16,987
Ginnie Mae I Pool 5% 11/15/2039	15,397	15,522
Ginnie Mae I Pool 5% 11/15/2039	4,885	4,925
Ginnie Mae I Pool 5% 11/15/2039	3,226	3,252
Ginnie Mae I Pool 5% 11/15/2040	50,354	50,762
Ginnie Mae I Pool 5% 11/15/2040	18,063	18,210
Ginnie Mae I Pool 5% 12/15/2032	577	581
Ginnie Mae I Pool 5% 12/15/2037	13,468	13,577
Ginnie Mae I Pool 5% 12/15/2039	40,710	41,040
Ginnie Mae I Pool 5% 12/15/2039	19,758	19,917
Ginnie Mae I Pool 5% 12/15/2039	16,683	16,819
Ginnie Mae I Pool 5% 2/15/2039	7,827	7,890
Ginnie Mae I Pool 5% 2/15/2040	3,239	3,265
Ginnie Mae I Pool 5% 3/15/2039	35,077	35,358
Ginnie Mae I Pool 5% 3/15/2040	6,288	6,339
Ginnie Mae I Pool 5% 3/15/2041	32,394	32,658
Ginnie Mae I Pool 5% 3/15/2041	18,904	19,058
Ginnie Mae I Pool 5% 3/15/2041	2,581	2,602
Ginnie Mae I Pool 5% 4/15/2033	4,237	4,265
Ginnie Mae I Pool 5% 4/15/2039	6,793	6,847
Ginnie Mae I Pool 5% 4/15/2040	393,970	397,166
Ginnie Mae I Pool 5% 4/15/2040	305,520	307,996
Ginnie Mae I Pool 5% 4/15/2040	18,994	19,149
Ginnie Mae I Pool 5% 4/15/2040	5,826	5,874
Ginnie Mae I Pool 5% 4/15/2040	1,742	1,756
Ginnie Mae I Pool 5% 4/15/2041	71,332	71,913
Ginnie Mae I Pool 5% 4/15/2041	33,941	34,218
Ginnie Mae I Pool 5% 4/15/2041	12,650	12,754
Ginnie Mae I Pool 5% 4/15/2041	12,635	12,737
Ginnie Mae I Pool 5% 4/20/2048	2,981,146	3,006,393
Ginnie Mae I Pool 5% 5/15/2039	98,760	99,555
Ginnie Mae I Pool 5% 5/15/2039	50,900	51,310
Ginnie Mae I Pool 5% 5/15/2039	2,856	2,879
Ginnie Mae I Pool 5% 5/15/2040	25,860	26,067
Ginnie Mae I Pool 5% 5/15/2040	16,711	16,847
Ginnie Mae I Pool 5% 5/15/2040	3,526	3,555
Ginnie Mae I Pool 5% 6/15/2033	304	306
Ginnie Mae I Pool 5% 6/15/2039	11,694	11,788
Ginnie Mae I Pool 5% 6/15/2039	6,640	6,693
Ginnie Mae I Pool 5% 6/15/2039	1,020	1,028
Ginnie Mae I Pool 5% 6/15/2040	922,769	930,255
Ginnie Mae I Pool 5% 6/15/2040	68,901	69,461
Ginnie Mae I Pool 5% 6/15/2040	21,207	21,381
Ginnie Mae I Pool 5% 6/15/2040	15,436	15,562
Ginnie Mae I Pool 5% 6/15/2040	1,751	1,766
Ginnie Mae I Pool 5% 6/15/2041	39,645	39,968
Ginnie Mae I Pool 5% 6/15/2041	5,521	5,566
Ginnie Mae I Pool 5% 6/15/2041	5,377	5,421
Ginnie Mae I Pool 5% 7/15/2039	204,425	206,070
Ginnie Mae I Pool 5% 7/15/2039	41,428	41,761
Ginnie Mae I Pool 5% 7/15/2039	1,637	1,651
Ginnie Mae I Pool 5% 7/15/2040	97,806	98,601
Ginnie Mae I Pool 5% 7/15/2040	97,641	98,431
Ginnie Mae I Pool 5% 7/15/2040	59,945	60,432
Ginnie Mae I Pool 5% 7/15/2040	47,074	47,456
Ginnie Mae I Pool 5% 7/15/2040	45,847	46,220
Ginnie Mae I Pool 5% 7/15/2040	18,904	19,059
Ginnie Mae I Pool 5% 7/15/2040	12,899	13,004
Ginnie Mae I Pool 5% 7/15/2040	2,822	2,845
Ginnie Mae I Pool 5% 8/15/2039	91,300	92,037
Ginnie Mae I Pool 5% 8/15/2039	89,372	90,093
Ginnie Mae I Pool 5% 8/15/2039	36,040	36,331
Ginnie Mae I Pool 5% 8/15/2039	24,537	24,736
Ginnie Mae I Pool 5% 8/15/2039	7,878	7,942
Ginnie Mae I Pool 5% 8/15/2039	6,269	6,319
Ginnie Mae I Pool 5% 8/15/2039	5,919	5,967
Ginnie Mae I Pool 5% 8/15/2039	4,755	4,794
Ginnie Mae I Pool 5% 8/15/2040	172,178	173,579
Ginnie Mae I Pool 5% 8/15/2040	171,659	173,054
Ginnie Mae I Pool 5% 8/15/2040	61,571	62,072
Ginnie Mae I Pool 5% 8/15/2040	15,735	15,864
Ginnie Mae I Pool 5% 8/15/2041	8,871	8,943
Ginnie Mae I Pool 5% 9/15/2037	2,159	2,177
Ginnie Mae I Pool 5% 9/15/2039	257,961	260,038
Ginnie Mae I Pool 5% 9/15/2039	84,791	85,477
Ginnie Mae I Pool 5% 9/15/2039	45,229	45,595
Ginnie Mae I Pool 5% 9/15/2039	30,482	30,728
Ginnie Mae I Pool 5% 9/15/2039	27,814	28,039
Ginnie Mae I Pool 5% 9/15/2039	17,761	17,905
Ginnie Mae I Pool 5% 9/15/2039	13,613	13,724
Ginnie Mae I Pool 5% 9/15/2039	13,411	13,520
Ginnie Mae I Pool 5% 9/15/2039	12,926	13,030
Ginnie Mae I Pool 5% 9/15/2039	12,912	13,016
Ginnie Mae I Pool 5% 9/15/2039	9,465	9,541
Ginnie Mae I Pool 5% 9/15/2039	4,118	4,151
Ginnie Mae I Pool 5% 9/15/2039	3,882	3,913
Ginnie Mae I Pool 5% 9/15/2040	102,782	103,617
Ginnie Mae I Pool 5% 9/15/2040	70,474	71,048
Ginnie Mae I Pool 5% 9/15/2040	34,858	35,141
Ginnie Mae I Pool 5% 9/15/2040	12,843	12,948
Ginnie Mae I Pool 5% 9/15/2041	768,173	774,389
Ginnie Mae I Pool 5.5% 1/15/2034	509	518
Ginnie Mae I Pool 5.5% 1/15/2039	41,207	42,085
Ginnie Mae I Pool 5.5% 10/15/2035	32,050	32,651
Ginnie Mae I Pool 5.5% 11/15/2033	370	376
Ginnie Mae I Pool 5.5% 12/15/2038	71,467	73,019
Ginnie Mae I Pool 5.5% 12/15/2038	29,629	30,223
Ginnie Mae I Pool 5.5% 12/15/2038	2,171	2,215
Ginnie Mae I Pool 5.5% 2/15/2037	195	199
Ginnie Mae I Pool 5.5% 3/15/2034	2,224	2,262
Ginnie Mae I Pool 5.5% 3/15/2034	448	455
Ginnie Mae I Pool 5.5% 3/15/2038	58,053	59,209
Ginnie Mae I Pool 5.5% 3/15/2039	6,355	6,488
Ginnie Mae I Pool 5.5% 4/15/2034	2,339	2,378
Ginnie Mae I Pool 5.5% 4/15/2034	374	380
Ginnie Mae I Pool 5.5% 5/15/2034	8,154	8,300
Ginnie Mae I Pool 5.5% 5/15/2034	2,406	2,447
Ginnie Mae I Pool 5.5% 5/15/2034	1,406	1,429
Ginnie Mae I Pool 5.5% 5/15/2034	588	599
Ginnie Mae I Pool 5.5% 5/15/2034	502	511
Ginnie Mae I Pool 5.5% 5/15/2034	391	397
Ginnie Mae I Pool 5.5% 5/15/2037	207	211
Ginnie Mae I Pool 5.5% 5/15/2039	22,211	22,683
Ginnie Mae I Pool 5.5% 6/15/2039	1,774	1,811
Ginnie Mae I Pool 5.5% 6/15/2039	640	651
Ginnie Mae I Pool 5.5% 7/15/2033	2,010	2,045
Ginnie Mae I Pool 5.5% 7/15/2037	2,146	2,190
Ginnie Mae I Pool 5.5% 7/15/2037	402	411
Ginnie Mae I Pool 5.5% 7/15/2038	6,510	6,619
Ginnie Mae I Pool 5.5% 7/15/2038	437	446
Ginnie Mae I Pool 5.5% 7/15/2039	19,850	20,283
Ginnie Mae I Pool 5.5% 8/15/2033	6,190	6,297
Ginnie Mae I Pool 5.5% 8/15/2038	45,382	46,362
Ginnie Mae I Pool 5.5% 9/15/2038	75,006	76,557
Ginnie Mae I Pool 5.5% 9/15/2039	201,742	206,151
Ginnie Mae I Pool 5.5% 9/15/2039	139,093	142,120
Ginnie Mae I Pool 6% 10/15/2030	10,018	10,234
Ginnie Mae I Pool 6% 10/15/2039	5,436	5,660
Ginnie Mae I Pool 6% 11/15/2037	1,182	1,227
Ginnie Mae I Pool 6% 11/15/2039	15,590	16,243
Ginnie Mae I Pool 6% 11/15/2039	8,960	9,333
Ginnie Mae I Pool 6% 11/15/2039	5,919	6,161
Ginnie Mae I Pool 6% 11/15/2039	3,539	3,677
Ginnie Mae I Pool 6% 11/15/2039	3,033	3,136
Ginnie Mae I Pool 6% 11/15/2039	2,314	2,405
Ginnie Mae I Pool 6% 11/15/2039	1,584	1,648
Ginnie Mae I Pool 6% 12/15/2034	1,798	1,855
Ginnie Mae I Pool 6% 5/15/2040	542,111	563,177
Ginnie Mae I Pool 6.5% 10/15/2034	21,635	22,384
Ginnie Mae I Pool 6.5% 10/15/2034	3,941	4,066
Ginnie Mae I Pool 6.5% 10/15/2034	1,274	1,319
Ginnie Mae I Pool 6.5% 10/15/2034	286	295
Ginnie Mae I Pool 6.5% 10/15/2035	12,846	13,331
Ginnie Mae I Pool 6.5% 10/15/2036	5,391	5,589
Ginnie Mae I Pool 6.5% 11/15/2034	5,112	5,244
Ginnie Mae I Pool 6.5% 6/15/2037	4,978	5,183
Ginnie Mae I Pool 6.5% 7/15/2035	1,521	1,574
Ginnie Mae I Pool 6.5% 8/15/2034	22,738	23,489
Ginnie Mae I Pool 6.5% 8/15/2034	538	553
Ginnie Mae I Pool 6.5% 8/15/2036	3,643	3,795
Ginnie Mae I Pool 6.5% 9/15/2034	9,252	9,559
Ginnie Mae I Pool 6.5% 9/15/2035	361	369
Ginnie Mae I Pool 7% 1/15/2026	9	9
Ginnie Mae I Pool 7% 1/15/2027	42	42
Ginnie Mae I Pool 7% 1/15/2028	780	785
Ginnie Mae I Pool 7% 1/15/2028	481	486
Ginnie Mae I Pool 7% 1/15/2028	413	416
Ginnie Mae I Pool 7% 1/15/2028	277	281
Ginnie Mae I Pool 7% 1/15/2028	267	270
Ginnie Mae I Pool 7% 1/15/2028	265	268
Ginnie Mae I Pool 7% 1/15/2028	246	248
Ginnie Mae I Pool 7% 1/15/2028	186	188
Ginnie Mae I Pool 7% 1/15/2028	131	132
Ginnie Mae I Pool 7% 1/15/2028	49	50
Ginnie Mae I Pool 7% 1/15/2028	3	3
Ginnie Mae I Pool 7% 1/15/2029	1,360	1,383
Ginnie Mae I Pool 7% 1/15/2029	678	691
Ginnie Mae I Pool 7% 1/15/2029	482	491
Ginnie Mae I Pool 7% 1/15/2029	381	387
Ginnie Mae I Pool 7% 1/15/2029	266	271
Ginnie Mae I Pool 7% 1/15/2029	87	88
Ginnie Mae I Pool 7% 1/15/2030	2,131	2,176
Ginnie Mae I Pool 7% 1/15/2030	209	213
Ginnie Mae I Pool 7% 1/15/2031	2,168	2,223
Ginnie Mae I Pool 7% 1/15/2031	1,170	1,203
Ginnie Mae I Pool 7% 1/15/2032	4,344	4,471
Ginnie Mae I Pool 7% 10/15/2025	32	32
Ginnie Mae I Pool 7% 10/15/2026	213	214
Ginnie Mae I Pool 7% 10/15/2027	1,820	1,837
Ginnie Mae I Pool 7% 10/15/2028	1,968	2,000
Ginnie Mae I Pool 7% 10/15/2028	362	367
Ginnie Mae I Pool 7% 10/15/2029	444	454
Ginnie Mae I Pool 7% 10/15/2029	97	100
Ginnie Mae I Pool 7% 10/15/2030	570	583
Ginnie Mae I Pool 7% 10/15/2031	3,466	3,574
Ginnie Mae I Pool 7% 10/15/2031	1,681	1,709
Ginnie Mae I Pool 7% 10/15/2031	1,019	1,050
Ginnie Mae I Pool 7% 10/15/2031	981	1,011
Ginnie Mae I Pool 7% 10/15/2031	872	895
Ginnie Mae I Pool 7% 10/15/2031	55	56
Ginnie Mae I Pool 7% 11/15/2027	65	66
Ginnie Mae I Pool 7% 11/15/2028	695	707
Ginnie Mae I Pool 7% 11/15/2028	343	349
Ginnie Mae I Pool 7% 11/15/2028	69	70
Ginnie Mae I Pool 7% 11/15/2029	1,803	1,846
Ginnie Mae I Pool 7% 11/15/2031	2,113	2,159
Ginnie Mae I Pool 7% 11/15/2031	1,986	2,046
Ginnie Mae I Pool 7% 11/15/2031	1,764	1,809
Ginnie Mae I Pool 7% 11/15/2031	584	601
Ginnie Mae I Pool 7% 11/15/2032	509	523
Ginnie Mae I Pool 7% 12/15/2025	27	27
Ginnie Mae I Pool 7% 12/15/2026	12	12
Ginnie Mae I Pool 7% 12/15/2027	569	576
Ginnie Mae I Pool 7% 12/15/2027	424	430
Ginnie Mae I Pool 7% 12/15/2027	161	163
Ginnie Mae I Pool 7% 12/15/2027	66	67
Ginnie Mae I Pool 7% 12/15/2028	758	772
Ginnie Mae I Pool 7% 12/15/2028	686	699
Ginnie Mae I Pool 7% 12/15/2028	339	344
Ginnie Mae I Pool 7% 12/15/2028	131	132
Ginnie Mae I Pool 7% 12/15/2028	53	54
Ginnie Mae I Pool 7% 12/15/2028	22	22
Ginnie Mae I Pool 7% 12/15/2030	2,015	2,071
Ginnie Mae I Pool 7% 12/15/2030	927	952
Ginnie Mae I Pool 7% 12/15/2031	3,334	3,433
Ginnie Mae I Pool 7% 12/15/2031	1,882	1,940
Ginnie Mae I Pool 7% 12/15/2031	152	157
Ginnie Mae I Pool 7% 2/15/2028	1,239	1,257
Ginnie Mae I Pool 7% 2/15/2028	779	790
Ginnie Mae I Pool 7% 2/15/2028	389	393
Ginnie Mae I Pool 7% 2/15/2028	361	365
Ginnie Mae I Pool 7% 2/15/2028	250	253
Ginnie Mae I Pool 7% 2/15/2028	174	175
Ginnie Mae I Pool 7% 2/15/2028	116	117
Ginnie Mae I Pool 7% 2/15/2028	53	53
Ginnie Mae I Pool 7% 2/15/2028	32	33
Ginnie Mae I Pool 7% 2/15/2028	29	29
Ginnie Mae I Pool 7% 2/15/2028	12	12
Ginnie Mae I Pool 7% 2/15/2029	145	148
Ginnie Mae I Pool 7% 2/15/2029	124	125
Ginnie Mae I Pool 7% 2/15/2029	82	84
Ginnie Mae I Pool 7% 2/15/2030	597	612
Ginnie Mae I Pool 7% 2/15/2031	7,968	8,194
Ginnie Mae I Pool 7% 2/15/2032	5,142	5,307
Ginnie Mae I Pool 7% 2/15/2032	4,819	4,959
Ginnie Mae I Pool 7% 2/15/2032	4,403	4,477
Ginnie Mae I Pool 7% 2/15/2032	1,428	1,472
Ginnie Mae I Pool 7% 2/15/2032	1,426	1,467
Ginnie Mae I Pool 7% 2/15/2032	540	556
Ginnie Mae I Pool 7% 2/15/2032	484	492
Ginnie Mae I Pool 7% 2/15/2032	349	360
Ginnie Mae I Pool 7% 3/15/2028	1,317	1,337
Ginnie Mae I Pool 7% 3/15/2028	771	781
Ginnie Mae I Pool 7% 3/15/2028	435	441
Ginnie Mae I Pool 7% 3/15/2028	412	415
Ginnie Mae I Pool 7% 3/15/2028	371	376
Ginnie Mae I Pool 7% 3/15/2028	221	223
Ginnie Mae I Pool 7% 3/15/2028	140	142
Ginnie Mae I Pool 7% 3/15/2028	134	136
Ginnie Mae I Pool 7% 3/15/2028	74	75
Ginnie Mae I Pool 7% 3/15/2029	942	959
Ginnie Mae I Pool 7% 3/15/2029	422	430
Ginnie Mae I Pool 7% 3/15/2029	266	271
Ginnie Mae I Pool 7% 3/15/2029	138	140
Ginnie Mae I Pool 7% 3/15/2029	103	104
Ginnie Mae I Pool 7% 3/15/2029	76	77
Ginnie Mae I Pool 7% 3/15/2031	12,608	12,893
Ginnie Mae I Pool 7% 3/15/2031	1,128	1,145
Ginnie Mae I Pool 7% 3/15/2031	333	342
Ginnie Mae I Pool 7% 3/15/2031	329	338
Ginnie Mae I Pool 7% 3/15/2031	238	244
Ginnie Mae I Pool 7% 3/15/2032	2,029	2,094
Ginnie Mae I Pool 7% 3/15/2032	1,167	1,203
Ginnie Mae I Pool 7% 3/15/2032	881	909
Ginnie Mae I Pool 7% 3/15/2032	506	519
Ginnie Mae I Pool 7% 3/15/2032	465	479
Ginnie Mae I Pool 7% 3/15/2032	244	251
Ginnie Mae I Pool 7% 3/15/2032	166	171
Ginnie Mae I Pool 7% 3/15/2032	26	27
Ginnie Mae I Pool 7% 4/15/2026	34	34
Ginnie Mae I Pool 7% 4/15/2028	710	721
Ginnie Mae I Pool 7% 4/15/2028	515	522
Ginnie Mae I Pool 7% 4/15/2028	325	329
Ginnie Mae I Pool 7% 4/15/2028	253	256
Ginnie Mae I Pool 7% 4/15/2028	203	205
Ginnie Mae I Pool 7% 4/15/2028	146	148
Ginnie Mae I Pool 7% 4/15/2028	92	93
Ginnie Mae I Pool 7% 4/15/2028	72	73
Ginnie Mae I Pool 7% 4/15/2028	36	37
Ginnie Mae I Pool 7% 4/15/2028	35	35
Ginnie Mae I Pool 7% 4/15/2028	30	31
Ginnie Mae I Pool 7% 4/15/2028	19	20
Ginnie Mae I Pool 7% 4/15/2029	926	943
Ginnie Mae I Pool 7% 4/15/2029	58	60
Ginnie Mae I Pool 7% 4/15/2029	36	36
Ginnie Mae I Pool 7% 4/15/2030	530	544
Ginnie Mae I Pool 7% 4/15/2031	2,883	2,963
Ginnie Mae I Pool 7% 4/15/2031	986	1,014
Ginnie Mae I Pool 7% 4/15/2031	571	588
Ginnie Mae I Pool 7% 4/15/2031	240	247
Ginnie Mae I Pool 7% 4/15/2031	126	129
Ginnie Mae I Pool 7% 4/15/2032	11,602	11,931
Ginnie Mae I Pool 7% 4/15/2032	3,150	3,252
Ginnie Mae I Pool 7% 4/15/2032	1,661	1,712
Ginnie Mae I Pool 7% 4/15/2032	1,529	1,576
Ginnie Mae I Pool 7% 4/15/2032	1,132	1,168
Ginnie Mae I Pool 7% 4/15/2032	1,076	1,105
Ginnie Mae I Pool 7% 4/15/2032	500	514
Ginnie Mae I Pool 7% 4/15/2032	440	453
Ginnie Mae I Pool 7% 4/15/2032	338	348
Ginnie Mae I Pool 7% 4/15/2032	294	302
Ginnie Mae I Pool 7% 4/15/2032	258	266
Ginnie Mae I Pool 7% 4/15/2032	156	158
Ginnie Mae I Pool 7% 4/20/2032	47,241	49,045
Ginnie Mae I Pool 7% 5/15/2027	23	23
Ginnie Mae I Pool 7% 5/15/2028	1,340	1,358
Ginnie Mae I Pool 7% 5/15/2028	975	990
Ginnie Mae I Pool 7% 5/15/2028	720	727
Ginnie Mae I Pool 7% 5/15/2028	465	472
Ginnie Mae I Pool 7% 5/15/2028	99	100
Ginnie Mae I Pool 7% 5/15/2028	73	74
Ginnie Mae I Pool 7% 5/15/2028	72	72
Ginnie Mae I Pool 7% 5/15/2028	55	55
Ginnie Mae I Pool 7% 5/15/2028	30	30
Ginnie Mae I Pool 7% 5/15/2028	28	29
Ginnie Mae I Pool 7% 5/15/2029	412	421
Ginnie Mae I Pool 7% 5/15/2030	326	332
Ginnie Mae I Pool 7% 5/15/2031	12,856	13,225
Ginnie Mae I Pool 7% 5/15/2031	1,282	1,317
Ginnie Mae I Pool 7% 5/15/2031	692	710
Ginnie Mae I Pool 7% 5/15/2031	349	355
Ginnie Mae I Pool 7% 5/15/2032	15,951	16,471
Ginnie Mae I Pool 7% 5/15/2032	4,200	4,325
Ginnie Mae I Pool 7% 5/15/2032	2,502	2,581
Ginnie Mae I Pool 7% 5/15/2032	1,900	1,963
Ginnie Mae I Pool 7% 5/15/2032	1,845	1,897
Ginnie Mae I Pool 7% 5/15/2032	1,598	1,643
Ginnie Mae I Pool 7% 5/15/2032	1,563	1,614
Ginnie Mae I Pool 7% 5/15/2032	1,031	1,062
Ginnie Mae I Pool 7% 5/15/2032	681	692
Ginnie Mae I Pool 7% 5/15/2032	500	512
Ginnie Mae I Pool 7% 5/15/2032	436	449
Ginnie Mae I Pool 7% 5/15/2032	381	393
Ginnie Mae I Pool 7% 5/15/2032	309	317
Ginnie Mae I Pool 7% 5/15/2032	103	106
Ginnie Mae I Pool 7% 5/15/2032	52	54
Ginnie Mae I Pool 7% 6/15/2028	5,065	5,131
Ginnie Mae I Pool 7% 6/15/2028	2,051	2,081
Ginnie Mae I Pool 7% 6/15/2028	1,986	1,992
Ginnie Mae I Pool 7% 6/15/2028	718	729
Ginnie Mae I Pool 7% 6/15/2028	693	704
Ginnie Mae I Pool 7% 6/15/2028	567	577
Ginnie Mae I Pool 7% 6/15/2028	462	470
Ginnie Mae I Pool 7% 6/15/2028	376	382
Ginnie Mae I Pool 7% 6/15/2028	345	350
Ginnie Mae I Pool 7% 6/15/2028	337	341
Ginnie Mae I Pool 7% 6/15/2028	244	248
Ginnie Mae I Pool 7% 6/15/2028	197	201
Ginnie Mae I Pool 7% 6/15/2028	178	181
Ginnie Mae I Pool 7% 6/15/2028	170	172
Ginnie Mae I Pool 7% 6/15/2028	83	84
Ginnie Mae I Pool 7% 6/15/2028	78	80
Ginnie Mae I Pool 7% 6/15/2028	77	78
Ginnie Mae I Pool 7% 6/15/2028	56	56
Ginnie Mae I Pool 7% 6/15/2028	32	33
Ginnie Mae I Pool 7% 6/15/2028	2	2
Ginnie Mae I Pool 7% 6/15/2029	3,428	3,500
Ginnie Mae I Pool 7% 6/15/2029	709	718
Ginnie Mae I Pool 7% 6/15/2029	204	208
Ginnie Mae I Pool 7% 6/15/2029	146	148
Ginnie Mae I Pool 7% 6/15/2029	143	146
Ginnie Mae I Pool 7% 6/15/2030	543	548
Ginnie Mae I Pool 7% 6/15/2031	24,152	24,861
Ginnie Mae I Pool 7% 6/15/2031	4,474	4,578
Ginnie Mae I Pool 7% 6/15/2031	1,344	1,384
Ginnie Mae I Pool 7% 6/15/2031	1,155	1,188
Ginnie Mae I Pool 7% 6/15/2031	291	291
Ginnie Mae I Pool 7% 6/15/2031	31	31
Ginnie Mae I Pool 7% 6/15/2032	2,173	2,235
Ginnie Mae I Pool 7% 6/15/2032	1,759	1,816
Ginnie Mae I Pool 7% 6/15/2032	1,270	1,303
Ginnie Mae I Pool 7% 6/15/2032	587	602
Ginnie Mae I Pool 7% 6/15/2032	563	582
Ginnie Mae I Pool 7% 6/15/2032	431	443
Ginnie Mae I Pool 7% 6/15/2032	381	392
Ginnie Mae I Pool 7% 6/15/2032	316	327
Ginnie Mae I Pool 7% 6/15/2032	177	180
Ginnie Mae I Pool 7% 6/15/2032	80	83
Ginnie Mae I Pool 7% 7/15/2028	13,347	13,523
Ginnie Mae I Pool 7% 7/15/2028	2,797	2,798
Ginnie Mae I Pool 7% 7/15/2028	956	967
Ginnie Mae I Pool 7% 7/15/2028	886	898
Ginnie Mae I Pool 7% 7/15/2028	416	423
Ginnie Mae I Pool 7% 7/15/2028	414	421
Ginnie Mae I Pool 7% 7/15/2028	185	187
Ginnie Mae I Pool 7% 7/15/2028	157	159
Ginnie Mae I Pool 7% 7/15/2028	152	153
Ginnie Mae I Pool 7% 7/15/2028	133	135
Ginnie Mae I Pool 7% 7/15/2028	129	130
Ginnie Mae I Pool 7% 7/15/2028	125	127
Ginnie Mae I Pool 7% 7/15/2028	63	63
Ginnie Mae I Pool 7% 7/15/2028	52	52
Ginnie Mae I Pool 7% 7/15/2029	841	859
Ginnie Mae I Pool 7% 7/15/2029	715	726
Ginnie Mae I Pool 7% 7/15/2029	628	641
Ginnie Mae I Pool 7% 7/15/2029	307	313
Ginnie Mae I Pool 7% 7/15/2029	53	54
Ginnie Mae I Pool 7% 7/15/2031	13,995	14,397
Ginnie Mae I Pool 7% 7/15/2031	9,960	10,252
Ginnie Mae I Pool 7% 7/15/2031	5,128	5,259
Ginnie Mae I Pool 7% 7/15/2031	2,186	2,252
Ginnie Mae I Pool 7% 7/15/2031	1,420	1,459
Ginnie Mae I Pool 7% 7/15/2031	581	596
Ginnie Mae I Pool 7% 7/15/2031	352	359
Ginnie Mae I Pool 7% 7/15/2031	9	9
Ginnie Mae I Pool 7% 7/15/2032	7,118	7,338
Ginnie Mae I Pool 7% 7/15/2032	1,092	1,129
Ginnie Mae I Pool 7% 7/15/2032	975	1,002
Ginnie Mae I Pool 7% 7/15/2032	855	879
Ginnie Mae I Pool 7% 7/15/2032	794	819
Ginnie Mae I Pool 7% 7/15/2032	732	748
Ginnie Mae I Pool 7% 7/15/2032	666	685
Ginnie Mae I Pool 7% 7/15/2032	123	127
Ginnie Mae I Pool 7% 8/15/2025	9	9
Ginnie Mae I Pool 7% 8/15/2025	5	5
Ginnie Mae I Pool 7% 8/15/2028	52	53
Ginnie Mae I Pool 7% 8/15/2029	648	658
Ginnie Mae I Pool 7% 8/15/2029	132	134
Ginnie Mae I Pool 7% 8/15/2029	85	86
Ginnie Mae I Pool 7% 8/15/2029	21	21
Ginnie Mae I Pool 7% 8/15/2031	1,673	1,723
Ginnie Mae I Pool 7% 8/15/2031	1,037	1,069
Ginnie Mae I Pool 7% 8/15/2031	784	806
Ginnie Mae I Pool 7% 8/15/2031	534	550
Ginnie Mae I Pool 7% 8/15/2031	413	425
Ginnie Mae I Pool 7% 8/15/2031	314	324
Ginnie Mae I Pool 7% 8/15/2031	309	318
Ginnie Mae I Pool 7% 8/15/2032	34,970	35,953
Ginnie Mae I Pool 7% 8/15/2032	951	975
Ginnie Mae I Pool 7% 8/15/2032	587	604
Ginnie Mae I Pool 7% 8/15/2032	514	531
Ginnie Mae I Pool 7% 8/15/2032	414	427
Ginnie Mae I Pool 7% 8/15/2032	373	384
Ginnie Mae I Pool 7% 8/15/2032	271	280
Ginnie Mae I Pool 7% 8/15/2032	171	172
Ginnie Mae I Pool 7% 9/15/2025	5	5
Ginnie Mae I Pool 7% 9/15/2027	52	52
Ginnie Mae I Pool 7% 9/15/2028	846	859
Ginnie Mae I Pool 7% 9/15/2028	150	153
Ginnie Mae I Pool 7% 9/15/2028	96	98
Ginnie Mae I Pool 7% 9/15/2028	94	95
Ginnie Mae I Pool 7% 9/15/2028	83	84
Ginnie Mae I Pool 7% 9/15/2028	33	33
Ginnie Mae I Pool 7% 9/15/2029	172	176
Ginnie Mae I Pool 7% 9/15/2031	2,154	2,219
Ginnie Mae I Pool 7% 9/15/2031	1,799	1,853
Ginnie Mae I Pool 7% 9/15/2031	1,425	1,467
Ginnie Mae I Pool 7% 9/15/2031	705	726
Ginnie Mae I Pool 7% 9/15/2031	536	551
Ginnie Mae I Pool 7% 9/15/2031	188	192
Ginnie Mae I Pool 7% 9/15/2031	144	149
Ginnie Mae I Pool 7% 9/15/2031	72	74
Ginnie Mae I Pool 7% 9/15/2032	77,563	79,666
Ginnie Mae I Pool 7.5% 1/15/2026	66	66
Ginnie Mae I Pool 7.5% 1/15/2026	16	16
Ginnie Mae I Pool 7.5% 1/15/2028	499	507
Ginnie Mae I Pool 7.5% 1/15/2031	320	332
Ginnie Mae I Pool 7.5% 1/15/2031	95	99
Ginnie Mae I Pool 7.5% 10/15/2025	13	13
Ginnie Mae I Pool 7.5% 10/15/2025	2	2
Ginnie Mae I Pool 7.5% 10/15/2027	1,255	1,271
Ginnie Mae I Pool 7.5% 10/15/2027	949	968
Ginnie Mae I Pool 7.5% 10/15/2027	660	674
Ginnie Mae I Pool 7.5% 10/15/2027	638	650
Ginnie Mae I Pool 7.5% 10/15/2027	238	242
Ginnie Mae I Pool 7.5% 10/15/2027	130	132
Ginnie Mae I Pool 7.5% 10/15/2027	99	100
Ginnie Mae I Pool 7.5% 10/15/2027	93	95
Ginnie Mae I Pool 7.5% 10/15/2027	92	93
Ginnie Mae I Pool 7.5% 10/15/2027	82	83
Ginnie Mae I Pool 7.5% 10/15/2027	57	58
Ginnie Mae I Pool 7.5% 10/15/2027	54	55
Ginnie Mae I Pool 7.5% 11/15/2025	130	130
Ginnie Mae I Pool 7.5% 11/15/2025	127	127
Ginnie Mae I Pool 7.5% 11/15/2025	94	93
Ginnie Mae I Pool 7.5% 11/15/2025	56	56
Ginnie Mae I Pool 7.5% 11/15/2025	52	52
Ginnie Mae I Pool 7.5% 11/15/2025	20	20
Ginnie Mae I Pool 7.5% 11/15/2025	13	13
Ginnie Mae I Pool 7.5% 11/15/2025	8	8
Ginnie Mae I Pool 7.5% 11/15/2027	98	100
Ginnie Mae I Pool 7.5% 11/15/2027	74	75
Ginnie Mae I Pool 7.5% 11/15/2027	53	54
Ginnie Mae I Pool 7.5% 11/15/2027	13	13
Ginnie Mae I Pool 7.5% 12/15/2025	213	214
Ginnie Mae I Pool 7.5% 12/15/2027	463	473
Ginnie Mae I Pool 7.5% 12/15/2027	386	392
Ginnie Mae I Pool 7.5% 12/15/2027	357	365
Ginnie Mae I Pool 7.5% 12/15/2027	160	163
Ginnie Mae I Pool 7.5% 12/15/2027	69	69
Ginnie Mae I Pool 7.5% 12/15/2027	51	52
Ginnie Mae I Pool 7.5% 12/15/2027	47	48
Ginnie Mae I Pool 7.5% 12/15/2027	26	26
Ginnie Mae I Pool 7.5% 2/15/2027	1,144	1,155
Ginnie Mae I Pool 7.5% 2/15/2027	114	115
Ginnie Mae I Pool 7.5% 3/15/2026	23	24
Ginnie Mae I Pool 7.5% 3/15/2026	11	11
Ginnie Mae I Pool 7.5% 3/15/2028	374	383
Ginnie Mae I Pool 7.5% 3/15/2031	1,252	1,308
Ginnie Mae I Pool 7.5% 4/15/2026	11	12
Ginnie Mae I Pool 7.5% 4/15/2027	776	787
Ginnie Mae I Pool 7.5% 4/15/2027	514	520
Ginnie Mae I Pool 7.5% 4/15/2027	192	194
Ginnie Mae I Pool 7.5% 4/15/2027	132	134
Ginnie Mae I Pool 7.5% 4/15/2027	101	103
Ginnie Mae I Pool 7.5% 4/15/2027	88	89
Ginnie Mae I Pool 7.5% 4/15/2027	88	89
Ginnie Mae I Pool 7.5% 4/15/2027	47	48
Ginnie Mae I Pool 7.5% 4/15/2027	34	34
Ginnie Mae I Pool 7.5% 4/15/2027	14	14
Ginnie Mae I Pool 7.5% 5/15/2026	12	12
Ginnie Mae I Pool 7.5% 5/15/2027	280	283
Ginnie Mae I Pool 7.5% 5/15/2027	108	109
Ginnie Mae I Pool 7.5% 5/15/2027	68	69
Ginnie Mae I Pool 7.5% 5/15/2027	8	8
Ginnie Mae I Pool 7.5% 6/15/2027	1,011	1,024
Ginnie Mae I Pool 7.5% 6/15/2027	638	647
Ginnie Mae I Pool 7.5% 6/15/2027	283	287
Ginnie Mae I Pool 7.5% 6/15/2027	247	251
Ginnie Mae I Pool 7.5% 6/15/2027	171	173
Ginnie Mae I Pool 7.5% 6/15/2027	143	145
Ginnie Mae I Pool 7.5% 6/15/2027	98	99
Ginnie Mae I Pool 7.5% 6/15/2027	56	57
Ginnie Mae I Pool 7.5% 6/15/2027	40	41
Ginnie Mae I Pool 7.5% 6/15/2027	30	30
Ginnie Mae I Pool 7.5% 6/15/2027	29	29
Ginnie Mae I Pool 7.5% 6/15/2028	314	319
Ginnie Mae I Pool 7.5% 6/15/2029	67	67
Ginnie Mae I Pool 7.5% 6/15/2029	34	34
Ginnie Mae I Pool 7.5% 7/15/2027	1,197	1,220
Ginnie Mae I Pool 7.5% 7/15/2027	1,017	1,035
Ginnie Mae I Pool 7.5% 7/15/2027	540	546
Ginnie Mae I Pool 7.5% 7/15/2027	484	492
Ginnie Mae I Pool 7.5% 7/15/2027	361	368
Ginnie Mae I Pool 7.5% 7/15/2027	303	309
Ginnie Mae I Pool 7.5% 7/15/2027	297	302
Ginnie Mae I Pool 7.5% 7/15/2027	176	178
Ginnie Mae I Pool 7.5% 7/15/2027	72	73
Ginnie Mae I Pool 7.5% 7/15/2027	46	47
Ginnie Mae I Pool 7.5% 7/15/2028	1,892	1,941
Ginnie Mae I Pool 7.5% 7/15/2029	290	298
Ginnie Mae I Pool 7.5% 8/15/2025	7	7
Ginnie Mae I Pool 7.5% 8/15/2026	22	23
Ginnie Mae I Pool 7.5% 8/15/2027	1,947	1,964
Ginnie Mae I Pool 7.5% 8/15/2027	1,288	1,313
Ginnie Mae I Pool 7.5% 8/15/2027	706	720
Ginnie Mae I Pool 7.5% 8/15/2027	559	570
Ginnie Mae I Pool 7.5% 8/15/2027	469	476
Ginnie Mae I Pool 7.5% 8/15/2027	239	243
Ginnie Mae I Pool 7.5% 8/15/2027	198	200
Ginnie Mae I Pool 7.5% 8/15/2027	89	89
Ginnie Mae I Pool 7.5% 8/15/2027	72	73
Ginnie Mae I Pool 7.5% 8/15/2027	56	56
Ginnie Mae I Pool 7.5% 8/15/2027	15	15
Ginnie Mae I Pool 7.5% 8/15/2028	1,425	1,458
Ginnie Mae I Pool 7.5% 8/15/2028	894	919
Ginnie Mae I Pool 7.5% 8/15/2028	478	491
Ginnie Mae I Pool 7.5% 8/15/2028	377	387
Ginnie Mae I Pool 7.5% 8/15/2028	153	157
Ginnie Mae I Pool 7.5% 8/15/2028	70	71
Ginnie Mae I Pool 7.5% 8/15/2029	71	73
Ginnie Mae I Pool 7.5% 9/15/2025	288	288
Ginnie Mae I Pool 7.5% 9/15/2025	30	30
Ginnie Mae I Pool 7.5% 9/15/2025	25	25
Ginnie Mae I Pool 7.5% 9/15/2025	4	4
Ginnie Mae I Pool 7.5% 9/15/2027	1,364	1,390
Ginnie Mae I Pool 7.5% 9/15/2027	110	112
Ginnie Mae I Pool 7.5% 9/15/2027	81	81
Ginnie Mae I Pool 7.5% 9/15/2027	75	75
Ginnie Mae I Pool 7.5% 9/15/2027	73	73
Ginnie Mae I Pool 7.5% 9/15/2027	60	61
Ginnie Mae I Pool 7.5% 9/15/2027	16	16
Ginnie Mae I Pool 7.5% 9/15/2028	1,125	1,155
Ginnie Mae I Pool 7.5% 9/15/2028	687	700
Ginnie Mae I Pool 7.5% 9/15/2031	2,505	2,603
Ginnie Mae I Pool 8% 1/15/2028	662	674
Ginnie Mae I Pool 8% 10/15/2029	166	170
Ginnie Mae I Pool 8% 11/15/2025	5	5
Ginnie Mae I Pool 8% 11/15/2027	141	143
Ginnie Mae I Pool 8% 12/15/2025	102	102
Ginnie Mae I Pool 8% 12/15/2027	716	729
Ginnie Mae I Pool 8% 12/15/2027	249	252
Ginnie Mae I Pool 8% 12/15/2027	216	218
Ginnie Mae I Pool 8% 12/15/2027	118	119
Ginnie Mae I Pool 8% 6/15/2025	1	1
Ginnie Mae I Pool 8% 7/15/2025	7	7
Ginnie Mae I Pool 8% 7/15/2027	247	251
Ginnie Mae I Pool 8% 8/15/2025	64	64
Ginnie Mae I Pool 8% 8/15/2025	9	9
Ginnie Mae I Pool 8% 8/15/2025	7	7
Ginnie Mae I Pool 8% 8/15/2025	6	6
Ginnie Mae I Pool 8% 8/15/2027	117	118
Ginnie Mae I Pool 8% 8/15/2027	70	71
Ginnie Mae I Pool 8% 9/15/2025	4	4
Ginnie Mae I Pool 8% 9/15/2026	25	26
Ginnie Mae I Pool 8% 9/15/2029	99	101
Ginnie Mae I Pool 8.5% 1/15/2031	2,989	3,101
Ginnie Mae I Pool 8.5% 11/15/2027	75	76
Ginnie Mae I Pool 8.5% 11/15/2031	160	166
Ginnie Mae I Pool 8.5% 12/15/2029	171	176
Ginnie Mae I Pool 8.5% 4/15/2030	1,052	1,078
Ginnie Mae I Pool 8.5% 7/15/2030	6,894	7,125
Ginnie Mae I Pool 8.5% 8/15/2029	1,299	1,331
Ginnie Mae II Pool 2% 1/20/2051	149,100,657	121,962,294
Ginnie Mae II Pool 2% 2/20/2052	57,564,550	47,084,762
Ginnie Mae II Pool 2% 3/20/2052	21,375,713	17,490,885
Ginnie Mae II Pool 2% 4/1/2055 (e)	328,300,000	268,475,632
Ginnie Mae II Pool 2% 5/1/2055 (e)	57,700,000	47,183,379
Ginnie Mae II Pool 2% 8/20/2050	1,134,667	928,807
Ginnie Mae II Pool 2.5% 4/1/2055 (e)	220,325,000	187,879,060
Ginnie Mae II Pool 3% 1/20/2032	3,221,367	3,117,092
Ginnie Mae II Pool 3% 10/20/2031	1,065,802	1,031,958
Ginnie Mae II Pool 3% 10/20/2049	81,812	72,921
Ginnie Mae II Pool 3% 11/20/2031	1,142,009	1,105,390
Ginnie Mae II Pool 3% 12/20/2031	1,731,541	1,676,027
Ginnie Mae II Pool 3% 2/20/2031	139,544	135,518
Ginnie Mae II Pool 3% 3/20/2031	285,037	276,719
Ginnie Mae II Pool 3% 3/20/2050	4,133,044	3,679,997
Ginnie Mae II Pool 3% 4/1/2055 (e)	177,750,000	157,439,503
Ginnie Mae II Pool 3% 4/20/2031	1,060,750	1,029,445
Ginnie Mae II Pool 3% 5/20/2031	2,219,809	2,153,566
Ginnie Mae II Pool 3% 5/20/2050	1,550,358	1,379,446
Ginnie Mae II Pool 3% 7/20/2031	29,609	28,697
Ginnie Mae II Pool 3% 8/20/2031	345,949	335,291
Ginnie Mae II Pool 3% 9/20/2031	138,776	134,457
Ginnie Mae II Pool 3.5% 1/20/2042	14,524	13,645
Ginnie Mae II Pool 3.5% 1/20/2044	21,253	19,842
Ginnie Mae II Pool 3.5% 10/20/2040	6,024	5,672
Ginnie Mae II Pool 3.5% 10/20/2041	10,051	9,443
Ginnie Mae II Pool 3.5% 10/20/2043	4,297	4,016
Ginnie Mae II Pool 3.5% 11/20/2041	1,231,879	1,157,537
Ginnie Mae II Pool 3.5% 11/20/2043	8,898	8,314
Ginnie Mae II Pool 3.5% 12/20/2040	2,355	2,219
Ginnie Mae II Pool 3.5% 12/20/2041	5,806,388	5,456,043
Ginnie Mae II Pool 3.5% 2/20/2043	165,635	155,162
Ginnie Mae II Pool 3.5% 3/20/2043	204,002	191,064
Ginnie Mae II Pool 3.5% 4/1/2055 (e)	159,700,000	146,123,919
Ginnie Mae II Pool 3.5% 4/20/2043	367,983	344,576
Ginnie Mae II Pool 3.5% 4/20/2044	4,675	4,362
Ginnie Mae II Pool 3.5% 5/1/2055 (e)	129,650,000	118,304,341
Ginnie Mae II Pool 3.5% 5/20/2043	6,025,562	5,616,340
Ginnie Mae II Pool 3.5% 5/20/2046	226,394	209,460
Ginnie Mae II Pool 3.5% 5/20/2046	55,793	51,620
Ginnie Mae II Pool 3.5% 7/20/2043	126,747	118,544
Ginnie Mae II Pool 3.5% 8/20/2043	6,047	5,655
Ginnie Mae II Pool 3.5% 9/20/2040	10,556	9,935
Ginnie Mae II Pool 3.5% 9/20/2043	4,894,191	4,574,333
Ginnie Mae II Pool 4% 1/20/2041	1,237,866	1,197,745
Ginnie Mae II Pool 4% 1/20/2042	1,298,668	1,254,900
Ginnie Mae II Pool 4% 1/20/2045	418,400	402,657
Ginnie Mae II Pool 4% 1/20/2046	49,198	46,966
Ginnie Mae II Pool 4% 10/20/2040	824,049	797,487
Ginnie Mae II Pool 4% 10/20/2041	3,515,510	3,397,699
Ginnie Mae II Pool 4% 11/20/2040	3,245,721	3,140,806
Ginnie Mae II Pool 4% 11/20/2041	114,345	110,504
Ginnie Mae II Pool 4% 12/20/2040	67,379	65,203
Ginnie Mae II Pool 4% 12/20/2041	974,239	941,512
Ginnie Mae II Pool 4% 2/20/2041	99,409	96,175
Ginnie Mae II Pool 4% 3/20/2041	216,595	209,544
Ginnie Mae II Pool 4% 3/20/2046	15,509	14,806
Ginnie Mae II Pool 4% 3/20/2047	143,368	136,373
Ginnie Mae II Pool 4% 4/20/2042	688,080	664,636
Ginnie Mae II Pool 4% 4/20/2047	4,056,618	3,858,695
Ginnie Mae II Pool 4% 5/20/2046	3,775,124	3,600,372
Ginnie Mae II Pool 4% 6/20/2042	9,498	9,171
Ginnie Mae II Pool 4% 8/20/2041	23,949	23,150
Ginnie Mae II Pool 4% 8/20/2043	322,419	310,834
Ginnie Mae II Pool 4% 9/20/2040	946,099	915,568
Ginnie Mae II Pool 4.5% 1/20/2041	238,002	234,706
Ginnie Mae II Pool 4.5% 10/20/2035	2,607	2,580
Ginnie Mae II Pool 4.5% 10/20/2039	34,298	33,342
Ginnie Mae II Pool 4.5% 10/20/2040	508,368	494,056
Ginnie Mae II Pool 4.5% 10/20/2040	50,444	49,753
Ginnie Mae II Pool 4.5% 11/20/2040	202,481	196,569
Ginnie Mae II Pool 4.5% 11/20/2040	50,724	50,024
Ginnie Mae II Pool 4.5% 11/20/2054	47,532,472	45,616,566
Ginnie Mae II Pool 4.5% 12/20/2039	191,993	186,698
Ginnie Mae II Pool 4.5% 12/20/2040	105,262	102,212
Ginnie Mae II Pool 4.5% 2/20/2041	1,240,088	1,222,849
Ginnie Mae II Pool 4.5% 2/20/2041	10,253	9,955
Ginnie Mae II Pool 4.5% 3/20/2036	17,504	17,323
Ginnie Mae II Pool 4.5% 3/20/2041	81,197	80,068
Ginnie Mae II Pool 4.5% 4/1/2055 (e)	13,300,000	12,762,047
Ginnie Mae II Pool 4.5% 4/20/2040	90,611	88,037
Ginnie Mae II Pool 4.5% 4/20/2041	521,393	514,113
Ginnie Mae II Pool 4.5% 5/20/2040	88,267	87,081
Ginnie Mae II Pool 4.5% 5/20/2041	5,172,841	5,100,331
Ginnie Mae II Pool 4.5% 6/20/2033	9,228	9,152
Ginnie Mae II Pool 4.5% 6/20/2039	37,931	36,897
Ginnie Mae II Pool 4.5% 6/20/2040	88,378	85,945
Ginnie Mae II Pool 4.5% 6/20/2041	1,386,812	1,367,224
Ginnie Mae II Pool 4.5% 7/20/2039	8,540	8,425
Ginnie Mae II Pool 4.5% 7/20/2040	97,323	95,999
Ginnie Mae II Pool 4.5% 7/20/2040	7,759	7,544
Ginnie Mae II Pool 4.5% 8/20/2040	10,726	10,580
Ginnie Mae II Pool 4.5% 9/20/2040	910,015	897,554
Ginnie Mae II Pool 5% 12/20/2054	6,207,150	6,107,934
Ginnie Mae II Pool 5% 4/1/2055 (e)	136,450,000	134,234,229
Ginnie Mae II Pool 5% 9/20/2033	399,932	403,807
Ginnie Mae II Pool 5.5% 12/20/2054	7,882,626	7,903,290
Ginnie Mae II Pool 5.5% 4/1/2055 (e)	138,950,000	139,254,620
Ginnie Mae II Pool 5.5% 5/1/2055 (e)	88,450,000	88,540,254
Ginnie Mae II Pool 6% 1/20/2055	12,822,186	13,030,281
Ginnie Mae II Pool 6% 11/20/2031	11,182	11,488
Ginnie Mae II Pool 6% 12/20/2054	9,939,009	10,103,419
Ginnie Mae II Pool 6% 4/1/2055 (e)	211,700,000	214,858,967
Ginnie Mae II Pool 6% 5/1/2055 (e)	184,350,000	186,928,024
Ginnie Mae II Pool 6% 5/20/2032	53,478	55,042
Ginnie Mae II Pool 6.5% 1/20/2032	474	489
Ginnie Mae II Pool 6.5% 11/20/2031	1,968	2,032
Ginnie Mae II Pool 6.5% 3/20/2031	2,502	2,576
Ginnie Mae II Pool 6.5% 4/1/2055 (e)	46,300,000	47,397,166
Ginnie Mae II Pool 6.5% 4/20/2031	307	316
Ginnie Mae II Pool 6.5% 6/20/2031	283	292
Ginnie Mae II Pool 6.5% 7/20/2031	333	344
Ginnie Mae II Pool 6.5% 8/20/2031	348	359
Ginnie Mae II Pool 7% 2/20/2032	14,074	14,624
Ginnie Mae II Pool 7% 3/20/2032	7,191	7,478
Uniform Mortgage Backed Securities 2% 4/1/2055 (e)	875,700,000	696,557,788
Uniform Mortgage Backed Securities 2% 5/1/2055 (e)	397,800,000	316,468,517
Uniform Mortgage Backed Securities 2.5% 4/1/2055 (e)	164,000,000	136,376,250
Uniform Mortgage Backed Securities 2.5% 5/1/2055 (e)	85,400,000	71,012,098
Uniform Mortgage Backed Securities 3% 4/1/2055 (e)	55,500,000	48,109,392
Uniform Mortgage Backed Securities 3.5% 4/1/2055 (e)	72,400,000	65,312,721
Uniform Mortgage Backed Securities 4.5% 4/1/2055 (e)	60,525,000	57,921,953
Uniform Mortgage Backed Securities 5% 4/1/2055 (e)	59,800,000	58,611,009
Uniform Mortgage Backed Securities 5.5% 4/1/2055 (e)	25,000,000	24,967,772
Uniform Mortgage Backed Securities 6% 4/1/2055 (e)	131,025,000	133,072,266
Uniform Mortgage Backed Securities 6% 5/1/2055 (e)	66,800,000	67,778,513
TOTAL UNITED STATES		7,557,943,992
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,785,745,477)		7,557,943,992

U.S. Treasury Obligations - 46.0%
	Yield (%) (n)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.01	896,321,000	607,432,538
US Treasury Bonds 1.875% 11/15/2051	2.09 to 2.15	120,053,000	69,053,923
US Treasury Bonds 2% 8/15/2051	1.95 to 1.99	733,544,000	436,859,841
US Treasury Bonds 2.375% 2/15/2042	3.18	95,700,000	71,012,395
US Treasury Bonds 2.875% 5/15/2052	2.97 to 3.16	556,400,000	403,976,830
US Treasury Bonds 3% 2/15/2049	2.93 to 3.06	271,460,000	205,281,022
US Treasury Bonds 3.375% 8/15/2042	3.46 to 3.75	485,600,000	416,307,157
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.81	193,384,000	162,873,141
US Treasury Bonds 3.625% 5/15/2053	3.92 to 4.31	192,000,000	161,730,000
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	522,303,000	481,294,056
US Treasury Bonds 4.25% 2/15/2054	4.17 to 4.53	1,126,475,000	1,061,350,664
US Treasury Bonds 4.25% 8/15/2054 (m)	3.99 to 4.65	232,500,000	219,458,203
US Treasury Bonds 4.625% 2/15/2055	4.53 to 4.79	32,810,000	33,030,355
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.64	192,000,000	192,622,500
US Treasury Notes 2.375% 3/31/2029	2.43 to 2.67	504,000,000	475,315,314
US Treasury Notes 2.625% 7/31/2029	2.80	273,317,000	259,181,386
US Treasury Notes 2.75% 8/15/2032	2.75 to 2.79	813,762,000	744,020,058
US Treasury Notes 2.875% 5/15/2032	2.96 to 3.16	763,588,000	706,438,211
US Treasury Notes 3.375% 5/15/2033	3.79 to 3.98	465,000,000	440,460,350
US Treasury Notes 3.5% 2/15/2033	3.92 to 3.94	470,900,000	451,070,693
US Treasury Notes 3.5% 4/30/2030	3.65	528,900,000	517,536,911
US Treasury Notes 3.625% 8/31/2029	3.49	153,000,000	151,081,524
US Treasury Notes 3.625% 9/30/2031	3.93 to 3.95	609,000,000	593,846,369
US Treasury Notes 3.75% 5/31/2030	4.00 to 4.01	514,100,000	508,657,768
US Treasury Notes 3.75% 6/30/2030	3.91 to 4.12	543,000,000	536,976,094
US Treasury Notes 3.75% 8/31/2031	3.59	660,000,000	648,424,220
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	1,134,063,000	1,111,470,333
US Treasury Notes 3.875% 8/15/2034	3.66 to 4.28	471,800,000	459,783,867
US Treasury Notes 4% 1/31/2029	4.12 to 4.30	709,000,000	710,938,675
US Treasury Notes 4% 2/15/2034	4.28 to 4.51	270,800,000	267,118,813
US Treasury Notes 4% 7/31/2030	4.15 to 4.64	1,606,800,000	1,608,118,075
US Treasury Notes 4.125% 10/31/2031	4.39	574,600,000	576,440,513
US Treasury Notes 4.125% 11/15/2032	3.50 to 3.75	825,807,000	827,032,811
US Treasury Notes 4.125% 7/31/2031	4.03	75,000,000	75,287,108
US Treasury Notes 4.25% 1/31/2030	4.31	461,200,000	467,109,125
US Treasury Notes 4.25% 11/15/2034	4.18	419,800,000	421,046,281
US Treasury Notes 4.375% 5/15/2034	3.76 to 4.29	259,000,000	262,500,546
US Treasury Notes 4.5% 11/15/2033	4.27 to 4.29	355,600,000	364,101,063
US Treasury Notes 4.625% 2/15/2035	4.23 to 4.24	989,800,000	1,022,432,320
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,862,919,423)			18,728,671,053

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o) (Cost $647,139,841)	4.32	647,011,029	647,140,431

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	11,900,000	473,957
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	52,300,000	2,972,390
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	31,400,000	1,198,112
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.0775% and receive annually a floating rate based on US SOFR Index, expiring February 2036	2/04/26	58,300,000	1,168,589

TOTAL PUT SWAPTIONS			5,813,048
Call Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	11,900,000	116,651
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	52,300,000	354,303
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	31,400,000	1,189,857
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.0775% and pay annually a floating rate based on US SOFR Index, expiring February 2036	2/04/26	58,300,000	2,656,189

TOTAL CALL SWAPTIONS			4,317,000
TOTAL PURCHASED SWAPTIONS (Cost $10,542,313)			10,130,048

TOTAL INVESTMENT IN SECURITIES - 108.4% (Cost $46,183,624,908)	44,152,099,551
NET OTHER ASSETS (LIABILITIES) - (8.4)%	(3,414,195,183)
NET ASSETS - 100.0%	40,737,904,368

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 4/1/2055	(57,700,000)	(47,185,635)
Ginnie Mae II Pool 3.5% 4/1/2055	(159,700,000)	(146,123,919)
Ginnie Mae II Pool 3.5% 5/1/2055	(27,850,000)	(25,412,849)
Ginnie Mae II Pool 5.5% 4/1/2055	(89,600,000)	(89,796,430)
Ginnie Mae II Pool 6% 4/1/2055	(184,350,000)	(187,100,852)
Uniform Mortgage Backed Securities 2% 4/1/2055	(780,325,000)	(620,693,681)
Uniform Mortgage Backed Securities 2.5% 4/1/2055	(85,400,000)	(71,015,438)
Uniform Mortgage Backed Securities 3% 4/1/2055	(44,500,000)	(38,574,197)
Uniform Mortgage Backed Securities 3.5% 4/1/2055	(59,600,000)	(53,765,720)
Uniform Mortgage Backed Securities 4.5% 4/1/2055	(60,525,000)	(57,921,953)
Uniform Mortgage Backed Securities 4.5% 5/1/2055	(60,525,000)	(57,898,312)
Uniform Mortgage Backed Securities 5% 4/1/2055	(59,800,000)	(58,611,009)
Uniform Mortgage Backed Securities 6% 4/1/2055	(66,800,000)	(67,843,750)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,521,943,745)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,516,954,604)		(1,521,943,745)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Notes Contracts (United States)	2,845	Jun 2025	589,403,984	3,420,360	3,420,360
CBOT 5 Year US Treasury Notes Contracts (United States)	7,096	Jun 2025	767,476,750	12,964,037	12,964,037
CBOT Long Term US Treasury Bond Contracts (United States)	586	Jun 2025	68,726,813	1,627,880	1,627,880

TOTAL PURCHASED					18,012,277

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	265	Jun 2025	29,472,969	27,096	27,096
CBOT 5 Year US Treasury Notes Contracts (United States)	842	Jun 2025	91,067,563	(631,969)	(631,969)
CBOT Ultra Long Term US Treasury Bond Contracts (United States)	19	Jun 2025	2,322,750	(7,750)	(7,750)

TOTAL SOLD					(612,623)

TOTAL FUTURES CONTRACTS					17,399,654
The notional amount of futures purchased as a percentage of Net Assets is 3.5%
The notional amount of futures sold as a percentage of Net Assets is 0.3%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,100,000	20,690	(205,926)	(185,236)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	17,690,000	27,940	(155,863)	(127,923)
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	16,000,000	25,270	(104,841)	(79,571)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	10,070,000	15,905	(106,286)	(90,381)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	300,000	53,008	(74,364)	(21,356)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	2,700,000	477,070	(695,749)	(218,679)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	580,000	102,482	(162,504)	(60,022)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	550,000	97,181	(163,160)	(65,979)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	1,650,000	291,543	(427,271)	(135,728)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	870,000	153,723	(208,656)	(54,933)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	670,000	118,384	(163,136)	(44,752)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	1,200,000	212,031	(262,485)	(50,454)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	1,320,000	233,234	(355,634)	(122,400)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	590,000	104,249	(136,749)	(32,500)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,760,000	310,979	(396,977)	(85,998)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	1,800,000	318,047	(342,320)	(24,273)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	240,000	42,406	(39,629)	2,777
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	3,000,000	530,078	(484,474)	45,604
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	600,000	105,246	(89,118)	16,128
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	70,677	(61,715)	8,962
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,700,000	139,351	(65,461)	73,890
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	1,300,000	106,563	(51,498)	55,065
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,100,000	90,168	(42,930)	47,238
CMBX BBB- Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,400,000	114,760	(54,639)	60,121
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	1,800,000	147,548	(65,998)	81,550
CMBX BBB- Series 18 Index		Dec 2057	JPMorgan Securities LLC	(3%)	Monthly	1,000,000	81,971	(49,960)	32,011
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	1,200,000	210,492	(193,340)	17,152

TOTAL BUY PROTECTION							4,200,996	(5,160,683)	(959,687)
Sell Protection
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	35,930,000	(56,748)	800,279	743,531
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	20,930,000	(33,057)	479,424	446,367
CMBX AAA Series 16 Index	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	1,000,000	(16,063)	12,983	(3,080)
CMBX AAA Series 15 Index	NR	Nov 2064	Citigroup Global Markets Ltd	0.5%	Monthly	1,450,000	(14,913)	19,478	4,565
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	275,000	(5,618)	6,742	1,124
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	900,000	(18,385)	22,204	3,819
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	7,000,000	(112,443)	138,927	26,484
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	18,800,000	(384,039)	321,625	(62,414)
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,400,000	(49,026)	38,777	(10,249)
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	9,300,000	(149,389)	87,579	(61,810)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	6,200,000	(126,651)	80,568	(46,083)
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	4,200,000	(67,466)	39,722	(27,744)
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	7,000,000	(142,993)	106,330	(36,663)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	15,700,000	(320,713)	247,623	(73,090)
CMBX AAA Series 16 Index	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	5,300,000	(85,135)	69,015	(16,120)
CMBX AAA Series 18 Index	NR	Dec 2057	Goldman Sachs & Co LLC	0.5%	Monthly	4,100,000	(18,009)	8,664	(9,345)

TOTAL SELL PROTECTION							(1,600,648)	2,479,940	879,292
TOTAL CREDIT DEFAULT SWAPS							2,600,348	(2,680,743)	(80,395)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2027	260,333,000	(388,815)	0	(388,815)
3.25%	Annual	U.S. SOFR Index(4)	Annual	LCH	Jun 2055	36,744,000	369,788	0	369,788
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	Jun 2045	112,846,000	(1,165,607)	0	(1,165,607)
3.25%	Annual	U.S. SOFR Index(4)	Annual	LCH	Jun 2035	33,034,000	293,188	0	293,188
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2032	3,305,000	(13,524)	0	(13,524)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2029	17,330,000	(87,655)	0	(87,655)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2030	84,795,000	(370,319)	0	(370,319)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2028	561,199,000	(1,669,414)	0	(1,669,414)
TOTAL INTEREST RATE SWAPS							(3,032,358)	0	(3,032,358)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,896,293,402 or 16.9% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Principal Only Strips represent the right to receive the monthly principal payments.
(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)
Security or a portion of the security has been segregated as collateral for open options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $382,041.

(k)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $22,719,362.
(l)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,420,741.

(m)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,734,857.
(n)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	322,795,071	4,982,764,042	4,658,418,683	16,933,342	-	1	647,140,431	647,011,029	1.1%
Fidelity Securities Lending Cash Central Fund	-	2,539,771,225	2,539,771,225	49,022	-	-	-	-	0.0%
Total	322,795,071	7,522,535,267	7,198,189,908	16,982,364	-	1	647,140,431

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	3,771,017,940	-	3,771,017,940	-

Bank Notes
Financials	56,112,750	-	56,112,750	-

Collateralized Mortgage Obligations	508,535,965	-	508,535,965	-

Commercial Mortgage Securities	2,192,906,525	-	2,192,906,525	-

Foreign Government and Government Agency Obligations	64,769,968	-	64,769,968	-

Municipal Securities
General Obligations	34,262,386	-	34,262,386	-

Non-Convertible Corporate Bonds
Communication Services	885,740,583	-	885,740,583	-
Consumer Discretionary	270,474,475	-	270,474,475	-
Consumer Staples	373,246,214	-	373,246,214	-
Energy	1,118,642,402	-	1,118,642,402	-
Financials	4,895,927,367	-	4,895,927,367	-
Health Care	726,841,221	-	726,841,221	-
Industrials	322,909,176	-	322,909,176	-
Information Technology	334,439,325	-	334,439,325	-
Materials	63,868,098	-	63,868,098	-
Real Estate	1,077,543,753	-	1,077,543,753	-
Utilities	510,975,879	-	510,975,879	-

U.S. Government Agency - Mortgage Securities	7,557,943,992	-	7,557,943,992	-

U.S. Treasury Obligations	18,728,671,053	-	18,728,671,053	-

Money Market Funds	647,140,431	647,140,431	-	-

Purchased Swaptions	10,130,048	-	10,130,048	-
Total Investments in Securities:	44,152,099,551	647,140,431	43,504,959,120	-
Derivative Instruments:

Assets
Futures Contracts	18,039,373	18,039,373	-	-
Swaps	4,863,972	-	4,863,972	-
Total Assets	22,903,345	18,039,373	4,863,972	-

Liabilities
Futures Contracts	(639,719)	(639,719)	-	-
Swaps	(5,295,982)	-	(5,295,982)	-
Total Liabilities	(5,935,701)	(639,719)	(5,295,982)	-
Total Derivative Instruments:	16,967,644	17,399,654	(432,010)	-
Other Financial Instruments:

TBA Sale Commitments	(1,521,943,745)	-	(1,521,943,745)	-
Total Other Financial Instruments:	(1,521,943,745)	-	(1,521,943,745)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	4,200,996	(1,600,648)
Total Credit Risk	4,200,996	(1,600,648)
Interest Rate Risk
Futures Contracts (b)	18,039,373	(639,719)
Purchased Swaptions (c)	10,130,048	0
Swaps (d)	662,976	(3,695,334)
Total Interest Rate Risk	28,832,397	(4,335,053)
Total Value of Derivatives	33,033,393	(5,935,701)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $45,536,485,067)	$43,504,959,120
Fidelity Central Funds (cost $647,139,841)	647,140,431

Total Investment in Securities (cost $46,183,624,908)		$44,152,099,551
Receivable for investments sold		9,339
Receivable for TBA sale commitments		1,516,954,604
Receivable for fund shares sold		346,640,293
Interest receivable		330,598,112
Distributions receivable from Fidelity Central Funds		1,983,234
Bi-lateral OTC swaps, at value		4,200,996
Other receivables		148,452
Total assets		46,352,634,581
Liabilities
Payable for investments purchased
Regular delivery	$566,818,841
Delayed delivery	3,522,538,078
TBA sale commitments, at value	1,521,943,745
Payable for fund shares redeemed	534,980
Bi-lateral OTC swaps, at value	1,600,648
Payable for daily variation margin on futures contracts	132,795
Payable for daily variation margin on centrally cleared swaps	575,832
Other payables and accrued expenses	585,294
Total liabilities		5,614,730,213
Net Assets		$40,737,904,368
Net Assets consist of:
Paid in capital		$44,818,321,433
Total accumulated earnings (loss)		(4,080,417,065)
Net Assets		$40,737,904,368
Net Asset Value, offering price and redemption price per share ($40,737,904,368 ÷ 413,490,711 shares)		$98.52
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Interest		$858,118,323
Income from Fidelity Central Funds (including $49,022 from security lending)		16,982,364
Total income		875,100,687
Expenses
Custodian fees and expenses	$9,536
Independent trustees' fees and expenses	53,813
Total expenses before reductions	63,349
Expense reductions	(12,896)
Total expenses after reductions		50,453
Net Investment income (loss)		875,050,234
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(273,192,920)
Futures contracts	(26,134,302)
Swaps	36,644,663
Total net realized gain (loss)		(262,682,559)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(627,796,263)
Fidelity Central Funds	1
Futures contracts	19,678,151
Swaps	(8,187,315)
TBA sale commitments	(20,876,540)
Total change in net unrealized appreciation (depreciation)		(637,181,966)
Net gain (loss)		(899,864,525)
Net increase (decrease) in net assets resulting from operations		$(24,814,291)
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$875,050,234	$1,681,597,973
Net realized gain (loss)	(262,682,559)	(482,893,307)
Change in net unrealized appreciation (depreciation)	(637,181,966)	3,388,931,054
Net increase (decrease) in net assets resulting from operations	(24,814,291)	4,587,635,720
Distributions to shareholders	(895,696,392)	(1,677,228,498)

Affiliated share transactions
Proceeds from sales of shares	1,860,655,044	2,177,625,569
Reinvestment of distributions	885,814,032	1,677,228,498
Cost of shares redeemed	(2,091,356,450)	(2,756,697,727)

Net increase (decrease) in net assets resulting from share transactions	655,112,626	1,098,156,340
Total increase (decrease) in net assets	(265,398,057)	4,008,563,562

Net Assets
Beginning of period	41,003,302,425	36,994,738,863
End of period	$40,737,904,368	$41,003,302,425

Other Information
Shares
Sold	19,018,239	22,306,502
Issued in reinvestment of distributions	9,042,043	17,255,967
Redeemed	(21,328,468)	(28,023,917)
Net increase (decrease)	6,731,814	11,538,552

Financial Highlights
Fidelity® Investment Grade Bond Central Fund

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$100.80	$93.61	$95.82	$114.50	$118.41	$112.59
Income from Investment Operations
Net investment income (loss) A,B	2.124	4.155	3.682	2.699	2.569	3.127
Net realized and unrealized gain (loss)	(2.231)	7.187	(2.239)	(18.662)	(1.197)	6.011
Total from investment operations	(.107)	11.342	1.443	(15.963)	1.372	9.138
Distributions from net investment income	(2.173)	(4.152)	(3.653)	(2.717)	(2.615)	(3.192)
Distributions from net realized gain	-	-	-	-	(2.667)	(.126)
Total distributions	(2.173)	(4.152)	(3.653)	(2.717)	(5.282)	(3.318)
Net asset value, end of period	$98.52	$100.80	$93.61	$95.82	$114.50	$118.41
Total Return C,D	(.07) %	12.37%	1.43%	(14.14)%	1.18%	8.24%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	4.35% H	4.28%	3.79%	2.53%	2.22%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$40,737,904	$41,003,302	$36,994,739	$31,934,099	$32,962,327	$29,136,547
Portfolio turnover rate I	188 % H	206%	174%	181%	245%	204% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2025

1. Organization.
Fidelity Investment Grade Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Directors have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Investment Grade Bond Central Fund	$148,415

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards, losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$247,133,720
Gross unrealized depreciation	(2,272,338,075)
Net unrealized appreciation (depreciation)	$(2,025,204,355)
Tax cost	$46,186,601,668

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(707,003,508)
Long-term	(1,059,502,292)
Total capital loss carryforward	$(1,766,505,800)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Investment Grade Bond Central Fund
Credit Risk
Swaps	(1,509,219)	1,624,899
Total Credit Risk	(1,509,219)	1,624,899
Interest Rate Risk
Futures Contracts	(26,134,302)	19,678,151
Purchased Options	(7,294,355)	2,380,366
Swaps	38,153,882	(9,812,214)
Total Interest Rate Risk	4,725,225	12,246,303
Totals	3,216,006	13,871,202

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Investment Grade Bond Central Fund	1,185,740,764

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Fidelity Investment Grade Bond Central Fund	Purchased Swaptions	740,256,667

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Investment Grade Bond Central Fund	1,281,257,667

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Investment Grade Bond Central Fund	17,690,452,753	18,605,851,234
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Investment Grade Bond Central Fund	4,932
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Investment Grade Bond Central Fund	5,210	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $12,896.
9. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.807412.120
TP1-SANN-0525

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 22, 2025